UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00945
                                                     ---------

              Virtus Equity Trust (formerly, Phoenix Equity Trust)
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                          and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
           -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------
                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



                           VIRTUS ALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                          SHARES         VALUE
                                                         ---------      -------

DOMESTIC COMMON STOCKS--91.0%

AEROSPACE & DEFENSE--3.0%
Esterline Technologies Corp.(b)                             14,500    $   549
United Technologies Corp.                                   17,500        938
                                                                      -------
                                                                        1,487
                                                                      -------

APPAREL RETAIL--0.9%
Guess?, Inc.                                                27,100        416
                                                                      -------

APPLICATION SOFTWARE--2.4%
Concur Technologies, Inc.(b)                                35,500      1,165
                                                                      -------

ASSET MANAGEMENT & CUSTODY BANKS--1.0%
BlackRock, Inc.                                              3,800        510
                                                                      -------

BIOTECHNOLOGY--9.5%
Amgen, Inc.(b)                                               8,000        462
Celgene Corp.(b)                                            17,200        951
Cephalon, Inc.(b)                                            9,000        693
Genentech, Inc.(b)                                          11,900        987
Genzyme Corp.(b)                                            10,500        697
Gilead Sciences, Inc.(b)                                    16,800        859
                                                                      -------
                                                                        4,649
                                                                      -------

COMMUNICATIONS EQUIPMENT--7.1%
Cisco Systems, Inc.(b)                                      59,000        962
Corning, Inc.                                               45,600        434
Juniper Networks, Inc.(b)                                   30,800        539
Neutral Tandem, Inc.(b)                                     59,600        967
QUALCOMM, Inc.                                              16,600        595
                                                                      -------
                                                                        3,497
                                                                      -------

COMPUTER HARDWARE--5.9%
Apple, Inc.(b)                                               9,700        828
Hewlett-Packard Co.                                         33,600      1,219
International Business Machines Corp.                        9,800        825
                                                                      -------
                                                                        2,872
                                                                      -------

COMPUTER STORAGE & PERIPHERALS--1.7%
EMC Corp.(b)                                                78,300        820
                                                                      -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.3%
Joy Global, Inc.                                            28,600        655
                                                                      -------

DEPARTMENT STORES--1.1%
Kohl's Corp.(b)                                             14,200        514
                                                                      -------


                                                          SHARES         VALUE
                                                         ---------      -------

DISTILLERS & VINTNERS--0.6%
Central European Distribution Corp.(b)                      14,400    $   284
                                                                      -------

DIVERSIFIED CHEMICALS--1.5%
FMC Corp.                                                   16,900        756
                                                                      -------

DRUG RETAIL--1.5%
CVS Caremark Corp.                                          25,300        727
                                                                      -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
SunPower Corp. Class A(b)                                    8,800        326
                                                                      -------

ENVIRONMENTAL & FACILITIES SERVICES--1.0%
Stericycle, Inc.(b)                                          9,700        505
                                                                      -------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.6%
Monsanto Co.                                                10,900        767
                                                                      -------

FOOD RETAIL--4.2%
Kroger Co. (The)                                            44,900      1,186
Safeway, Inc.                                               36,700        872
                                                                      -------
                                                                        2,058
                                                                      -------

HEALTH CARE EQUIPMENT--0.8%
NuVasive, Inc.(b)                                           11,400        395
                                                                      -------

HOME ENTERTAINMENT SOFTWARE--0.8%
Activision Blizzard, Inc.(b)                                46,700        403
                                                                      -------

HOUSEHOLD PRODUCTS--2.6%
Colgate-Palmolive Co.                                       18,400      1,261
                                                                      -------

INDUSTRIAL MACHINERY--1.8%
Harsco Corp.                                                31,600        875
                                                                      -------

INTERNET RETAIL--1.0%
Amazon.com, Inc.(b)                                          9,100        467
                                                                      -------

INTERNET SOFTWARE & SERVICES--3.3%
Google, Inc.(b)                                              3,600      1,107
Websense, Inc.(b)                                           35,000        524
                                                                      -------
                                                                        1,631
                                                                      -------

INVESTMENT BANKING & BROKERAGE--1.2%
Goldman Sachs Group, Inc. (The)                              6,800        574
                                                                      -------

MOVIES & ENTERTAINMENT--2.6%
DreamWorks Animation SKG, Inc. Class A(b)                   19,500        493
Walt Disney Co. (The)                                       35,000        794
                                                                      -------
                                                                        1,287
                                                                      -------

                           VIRTUS ALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                          SHARES         VALUE
                                                         ---------      -------

OIL & GAS DRILLING--0.9%
Transocean Ltd.(b)                                           9,500    $   449
                                                                      -------

OIL & GAS EXPLORATION & PRODUCTION--4.4%
Barrett Corp. (Bill)(b)                                     34,400        727
Chesapeake Energy Corp.                                     27,000        436
XTO Energy, Inc.                                            27,700        977
                                                                      -------
                                                                        2,140
                                                                      -------

PACKAGED FOODS & MEATS--1.5%
Ralcorp Holdings, Inc.(b)                                   12,500        730
                                                                      -------

PHARMACEUTICALS--5.6%
Abbott Laboratories                                         18,200        971
Allergan, Inc.                                              12,900        520
Bristol-Myers Squibb Co.                                    20,500        477
Perrigo Co.                                                 24,500        792
                                                                      -------
                                                                        2,760
                                                                      -------

RAILROADS--1.4%
Norfolk Southern Corp.                                      14,400        677
                                                                      -------

RESTAURANTS--4.9%
McDonald's Corp.                                            23,800      1,480
Yum! Brands, Inc.                                           29,000        914
                                                                      -------
                                                                        2,394
                                                                      -------

SEMICONDUCTOR EQUIPMENT--2.0%
Applied Materials, Inc.                                     96,200        974
                                                                      -------

SEMICONDUCTORS--6.2%
Atheros Communications, Inc.(b)                             27,000        386
Broadcom Corp. Class A(b)                                   76,000      1,290
Intel Corp.                                                 73,400      1,076
Microsemi Corp.(b)                                          23,800        301
                                                                      -------
                                                                        3,053
                                                                      -------

SYSTEMS SOFTWARE--2.2%
Oracle Corp.(b)                                             59,900      1,062
                                                                      -------

WIRELESS TELECOMMUNICATION SERVICES--2.8%
American Tower Corp. Class A(b)                             28,900        848


                                                          SHARES         VALUE
                                                         ---------      -------

WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
Syniverse Holdings, Inc.(b)                                 45,500    $   543
                                                                      -------
                                                                        1,391
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $56,761)                                              44,531
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.7%

COMMUNICATIONS EQUIPMENT--0.7%
Research In Motion Ltd. (Canada)                             9,100        369
                                                                      -------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.0%
Potash Corp. of Saskatchewan, Inc. (Canada)                  6,400        469
                                                                      -------

MARINE PORTS & SERVICES--1.6%
Aegean Marine Petroleum Network, Inc.
  (Greece)                                                  46,200        783
                                                                      -------

OIL & GAS EQUIPMENT & SERVICES--1.5%
Schlumberger Ltd. (Netherlands)                             17,900        758
                                                                      -------

TOBACCO--1.9%
Philip Morris International, Inc. (Switzerland)             21,000        914
                                                                      -------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,447)                                                3,293
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $62,208)                                              47,824
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.5%

MONEY MARKET MUTUAL FUNDS--2.5%
State Street Institutional Liquid Reserves Fund
  (seven-day effective yield 1.461%)                     1,235,301      1,235
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,235)                                                1,235
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $63,443)                                              49,059(a)

Other assets and liabilities, net--(0.2)%                                 (87)
                                                                      -------
NET ASSETS--100.0%                                                    $48,972
                                                                      =======
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                              VIRTUS BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

AGENCY MORTGAGE-BACKED SECURITIES--4.5%

FHLMC R010-AB 5.500%, 12/15/19                     $   1,535         $  1,567
FNMA
 6.000%, 5/1/17                                          203              212
 4.500%, 4/1/19                                          417              428
 4.000%, 7/1/19                                           66               67
 4.000%, 6/1/20                                        1,508            1,528
 5.000%, 6/1/20                                        1,184            1,218
 5.000%, 8/1/20                                           94               96
 6.000%, 12/1/32                                         418              432
 5.500%, 4/1/34                                          781              802
 6.000%, 5/1/34                                          894              922
 6.000%, 7/1/34                                          639              660
 04-W6, 1A4 5.500%, 7/25/34                            1,528            1,449
 5.000%, 8/1/34                                          615              630
 5.500%, 9/1/34                                        1,160            1,191
 6.000%, 10/1/34                                         267              276
 5.000%, 1/1/35                                        2,764            2,828
 6.000%, 5/1/35                                          517              533
 5.000%, 6/1/35                                           11               11
 5.500%, 6/1/35                                           18               18
 5.500%, 8/1/35                                          918              942
 5.500%, 10/1/35                                         708              726
 5.000%, 11/1/35                                       1,176            1,203
 5.500%, 5/1/36                                          915              939
 6.000%, 5/1/36                                          815              840
 5.500%, 4/1/37                                          888              911
 6.000%, 9/1/37                                          566              583
 6.000%, 2/1/38                                          536              552
 5.500%, 7/1/38                                          492              505
GNMA
 6.500%, 8/15/23                                          70               73
 6.500%, 11/15/23                                        235              245
 6.500%, 11/15/23                                        136              142
 6.500%, 11/15/23                                        645              673
 6.500%, 12/15/23                                         81               84
 6.500%, 12/15/23                                         49               51
 6.500%, 12/15/23                                         63               66
 6.500%, 1/15/24                                         240              251
 6.500%, 1/15/24                                          23               24
 6.500%, 1/15/24                                           9                9
 6.500%, 1/15/24                                         203              212
 6.500%, 1/15/24                                          52               55


                                                   PAR VALUE           VALUE
                                                   ---------         --------

 6.500%, 1/15/24                                   $      58         $     61
 6.500%, 2/15/24                                         332              348
 6.500%, 2/15/24                                         141              148
 6.500%, 2/15/24                                          42               44
 6.500%, 2/15/24                                          22               23
 6.500%, 3/15/24                                          80               84
 6.500%, 3/15/24                                         203              213
 6.500%, 4/15/24                                         435              456
 6.500%, 4/15/24                                          22               23
 6.500%, 4/15/24                                          57               60
 6.500%, 4/15/24                                          14               15
 6.500%, 5/15/24                                           8                8
 6.500%, 1/15/26                                         172              181
 6.500%, 1/15/26                                          24               25
 6.500%, 1/15/26                                          63               66
 6.500%, 2/15/26                                          60               63
 6.500%, 3/15/26                                         101              106
 6.500%, 3/15/26                                         110              115
 6.500%, 4/15/26                                          12               13
 6.500%, 4/15/26                                          28               30
 6.500%, 4/15/26                                         144              151
 6.500%, 6/15/28                                          19               20
 6.500%, 6/15/28                                          25               26
 6.500%, 7/15/31                                         202              212
 6.500%, 11/15/31                                         33               35
 6.500%, 2/15/32                                          28               29
 6.500%, 3/15/32                                          30               32
 6.500%, 4/15/32                                          75               79
 6.000%, 8/15/32                                         707              732
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $26,717)                                              27,352
-------------------------------------------------------------------------------

MUNICIPAL BONDS--4.2%


ARIZONA--0.5%
Salt River Project Agricultural Improvement &
 Power District Electric System Series A 5.000%,
 1/1/38                                                3,215            3,028
                                                                     --------

CALIFORNIA--1.1%
Alameda Corridor Transportation Authority
 Taxable Subordinate Series D (MBIA Insured)
 6.250%, 10/1/14                                         500              530
Series C (MBIA Insured) 6.600%, 10/1/29                2,750            2,476

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

CALIFORNIA--(CONTINUED)
Contra Costa County Pension Obligation Taxable
 (FSA Insured) 6.100%, 6/1/11                      $     500         $    520
San Luis Obispo County Pension Obligation
 Taxable Series A (MBIA Insured) 3.940%,
 9/1/12                                                  330              331
Sonoma County Pension Obligation Taxable (FSA
 Insured) 6.625%, 6/1/13                               2,810            2,919
                                                                     --------
                                                                        6,776
                                                                     --------

DELAWARE--0.5%
Delaware Transportation Authority Motor Fuel Tax
 Series A (MBIA Insured) 5.000%, 7/1/19                2,705            2,882
                                                                     --------

FLORIDA--0.1%
Miami-Dade County Educational Facilities
 Authority Taxable Series C 5.480%, 4/1/16               650              652
                                                                     --------

MAINE--0.1%
Bangor Pension Obligation Taxable Series B
 (FGIC Insured) 5.940%, 6/1/13                           675              731
                                                                     --------

MINNESOTA--0.6%
State of Minnesota 5.000%, 8/1/19                      3,700            4,039
                                                                     --------

MISSISSIPPI--0.1%
Mississippi Development Bank Jackson County
 Special Obligation Taxable Series A (FSA
 Insured) 5.000%, 6/1/11                                 340              350
                                                                     --------

NEW JERSEY--0.1%
Monroe Township Pension Obligation Taxable
 5.000%, 8/15/13                                         590              618
New Jersey Turnpike Authority Taxable
 Series B Prerefunded 1/1/15 @ 100 (AMBAC
 Insured) 4.252%, 1/1/16                                   5                5
Series B (AMBAC Insured) 4.252%, 1/1/16                  150              143
                                                                     --------
                                                                          766
                                                                     --------

NEW YORK--0.1%
City of Buffalo Taxable Series A (AMBAC Insured)
 4.710%, 2/1/13                                          420              418
                                                                     --------

PENNSYLVANIA--0.8%
City of Pittsburgh Pension Obligation Taxable
 Series A (FGIC Insured) 6.500%, 3/1/14                1,100            1,149
 Series C (FGIC Insured) 6.500%, 3/1/17                1,800            1,840


                                                   PAR VALUE           VALUE
                                                   ---------         --------

PENNSYLVANIA--(CONTINUED)
Philadelphia School District Taxable Series C
 (FSA Insured) 4.430%, 7/1/11                      $   1,780         $  1,772
                                                                     --------
                                                                        4,761
                                                                     --------

TEXAS--0.1%
State of Texas Taxable Series C 4.700%, 8/1/09           625              634
                                                                     --------

VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
 Series A-1 6.706%, 6/1/46                               995              544
                                                                     --------
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $26,084)                                              25,581
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.0%

AmeriCredit Automobile Receivables Trust 06-BG,
 A3 5.210%, 10/6/11                                      847              824
Associates Manufactured Housing Pass-Through-
 Certificate 97-2, A6 7.075%, 3/15/28 (c)                559              558
Bayview Financial Acquisition Trust 06-A, 1A2
 5.483%, 2/28/41 (c)                                   3,235            2,518
Bombardier Capital Mortgage Securitization Corp.
 99-A, A3 5.980%, 1/15/18 (c)                            686              408
Capital One Auto Finance Trust 07-B, A3A
 5.030%, 4/15/12                                         934              881
Carmax Auto Owner Trust 07-2, A3 5.230%,
 12/15/11                                              1,941            1,911
Dunkin Securitization 06-1, M1 144A 8.285%,
 6/20/31 (b)                                           1,017              656
GMAC Mortgage Corp. Loan Trust
 05-HE2, A3 4.622%, 11/25/35(c)                          432              411
 07-HE1-, A2 5.621%, 8/25/37(c)                          998              496
JPMorgan Mortgage Acquisition Corp.
 06-CW2, AF3 5.777%, 8/25/36(c)                        1,700              994
 06-CW2, AF4 6.080%, 8/25/36(c)                        1,700              687
Renaissance Home Equity Loan Trust 06-1, AF2
 5.533%, 5/25/36 (c)                                     295              293
Residential Funding Mortgage Securities II, Inc.
 06-HSA1, A3 5.230%, 2/25/36 (c)                         190               54

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

Wachovia Auto Loan Owner Trust 06-2A, A3 144A
 5.230%, 8/22/11 (b)                               $   1,695         $  1,677
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $16,219)                                              12,368
-------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--11.9%


AEROSPACE & DEFENSE--0.2%
Rockwell Collins, Inc. 4.750%, 12/1/13                 1,000            1,014
                                                                     --------

AIRLINES--0.4%
American Airlines, Inc. 01-1 6.977%, 5/23/21           2,100            1,050
Continental Airlines, Inc. 98-1A 6.648%, 9/15/17       1,190              869
United Airlines, Inc. 01-A1 6.071%, 3/1/13               379              356
                                                                     --------
                                                                        2,275
                                                                     --------

APPLICATION SOFTWARE--0.0%
Intuit, Inc. 5.750%, 3/15/17                             221              163
                                                                     --------

ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Bank of New York / Mellon Corp. (The)
 4.950%, 11/1/12                                         950              964
BlackRock, Inc. 6.250%, 9/15/17                        1,025              959
Janus Capital Group, Inc. 6.250%, 6/15/12                525              420
                                                                     --------
                                                                        2,343
                                                                     --------

AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance North America LLC
 6.500%, 11/15/13                                        425              332
                                                                     --------

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc. 7.000%, 4/15/14                         830              610
                                                                     --------

BROADCASTING--0.3%
Comcast Corp. 5.300%, 1/15/14                            575              538
COX Communications, Inc. 144A 6.250%, 6/1/18(b)          800              710
Time Warner Cable, Inc. 5.850%, 5/1/17                   435              397
                                                                     --------
                                                                        1,645
                                                                     --------

BUILDING PRODUCTS--0.1%
Masco Corp. 5.850%, 3/15/17                              540              349
Owens Corning, Inc. 6.500%, 12/1/16                      180              131
                                                                     --------
                                                                          480
                                                                     --------

CASINOS & GAMING--0.1%
MGM MIRAGE 8.500%, 9/15/10                                85               72
Seneca Gaming Corp. Series B 7.250%, 5/1/12              765              619
                                                                     --------
                                                                          691
                                                                     --------


                                                   PAR VALUE           VALUE
                                                   ---------         --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Terex Corp. 7.375%, 1/15/14                        $     390         $    341
                                                                     --------

CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. 8.125%, 7/15/18                        500              361
Vulcan Materials Co. 5.600%, 11/30/12                    665              575
                                                                     --------
                                                                          936
                                                                     --------

CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A 6.750%, 7/15/13 (b)              500              467
                                                                     --------

CONSUMER FINANCE--1.2%
American Express Credit Corp. Series C
 7.300%, 8/20/13                                         750              768
Ford Motor Credit Co. 9.875%, 8/10/11                    835              616
Ford Motor Credit Co. LLC
 8.625%, 11/1/10                                         480              364
 9.203%, 4/15/12(c)                                      175              159
 7.800%, 6/1/12                                          770              541
GMAC LLC
 6.875%, 9/15/11                                         310              254
 6.875%, 8/28/12                                         262              201
 6.750%, 12/1/14                                         245              169
SLM Corp. 6.220%, 2/1/10(c)                            5,550            4,347
                                                                     --------
                                                                        7,419
                                                                     --------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Broadridge Financial Solutions, Inc.
 6.125%, 6/1/17                                          900              653
                                                                     --------

DIVERSIFIED BANKS--0.2%
Wachovia Corp. 4.875%, 2/15/14                         1,145            1,052
                                                                     --------

ELECTRIC UTILITIES--0.5%
Allegheny Energy Supply Co. LLC 144A
 8.250%, 4/15/12 (b)                                     390              384
Dominion Resources, Inc. Series D
 5.000%, 3/15/13                                         525              506
Entergy Gulf States, Inc. 5.250%, 8/1/15                 300              256
FPL Group Capital, Inc. 7.875%, 12/15/15                 305              330
Great River Energy 144A 5.829%, 7/1/17 (b)               895              700
Midwest Generation LLC Series B 8.560%, 1/2/16           326              311
Northeast Utilities 5.650%, 6/1/13                       715              668
                                                                     --------
                                                                        3,155
                                                                     --------

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Mettler-Toledo International, Inc.
 4.850%, 11/15/10                                  $   2,000         $  1,970
                                                                     --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc. 8.250%, 3/15/18                      610              390
Tyco Electronic Group SA 6.000%, 10/1/12                 350              316
                                                                     --------
                                                                          706
                                                                     --------

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Management, Inc. 5.000%, 3/15/14                   175              150
                                                                     --------

FOOD RETAIL--0.2%
Kroger Co. (The)
 6.800%, 12/15/18                                        420              434
 6.150%, 1/15/20                                         662              653
                                                                     --------
                                                                        1,087
                                                                     --------

GAS UTILITIES--0.1%
AmeriGas Partners LP 7.250%, 5/20/15                   1,000              820
                                                                     --------

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc. 6.400%, 7/1/17                   930              855
                                                                     --------

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16                  925              701
                                                                     --------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16             875              481
                                                                     --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The) 7.750%, 10/15/15                         780              659
                                                                     --------

INDUSTRIAL MACHINERY--0.8%
ITW Cupids Financing Trust I 144A
 6.550%, 12/31/11 (b)                                  5,000            5,136
                                                                     --------

INDUSTRIAL REITS--0.0%
ProLogis 6.625%, 5/15/18                                 415              199
                                                                     --------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Frontier Communication Corp. 6.250%, 1/15/13             640              547
Qwest Corp.
 7.875%, 9/1/11                                          410              377
 6.500%, 6/1/17                                          570              422
Verizon Communications, Inc. 4.900%, 9/15/15             720              677
                                                                     --------
                                                                        2,023
                                                                     --------


                                                   PAR VALUE           VALUE
                                                   ---------         --------

INVESTMENT BANKING & BROKERAGE--0.7%
Bear Stearns Cos., Inc. (The) 7.250%, 2/1/18       $     900         $    986
Goldman Sachs Group, Inc. (The)
 5.950%, 1/18/18                                         705              669
 6.150%, 4/1/18                                        1,100            1,057
Merrill Lynch & Co., Inc. (Brazil)
 10.710%, 3/8/17                                         520(f)           183
 6.110%, 1/29/37                                         905              814
Morgan Stanley 144A (Brazil)
 10.090%, 5/3/17 (b)                                   1,250(f)           332
                                                                     --------
                                                                        4,041
                                                                     --------

LEISURE PRODUCTS--0.2%
Brunswick Corp. 11.750%, 8/15/13                         700              316
Hasbro, Inc. 6.300%, 9/15/17                             775              733
                                                                     --------
                                                                        1,049
                                                                     --------

LIFE & HEALTH INSURANCE--0.1%
Jefferson-Pilot Corp. 4.750%, 1/30/14                    850              632
                                                                     --------

LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc.
 6.750%, 8/15/14                                          25               24
                                                                     --------

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12                         685              658
                                                                     --------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                           840              638
                                                                     --------

OFFICE ELECTRONICS--0.1%
Xerox Corp. 6.750%, 2/1/17                             1,040              755
                                                                     --------

OFFICE REITS--0.1%
HRPT Properties Trust 5.750%, 11/1/15                    900              479
                                                                     --------

OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc. 4.750%, 5/15/18                     1,250            1,167
                                                                     --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. 144A
 9.500%, 1/15/16 (b)                                     230              123
                                                                     --------

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Chesapeake Energy Corp. 6.875%, 11/15/20                 650              471
EOG Resources, Inc. 6.125%, 10/1/13                      390              407
Petropower I Funding Trust 144A
 7.360%, 2/15/14 (b)                                   1,288            1,182

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
Plains Exploration & Production Co.
 7.750%, 6/15/15                                   $     415         $    315
Swift Energy Co. 7.125%, 6/1/17                          650              371
                                                                     --------
                                                                        2,746
                                                                     --------

OIL & GAS REFINING & MARKETING--0.2%
Motiva Enterprises LLC 144A 5.200%, 9/15/12(b)         1,000            1,005
Tesoro Corp. 6.500%, 6/1/17                              870              482
                                                                     --------
                                                                        1,487
                                                                     --------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
Buckeye Partners LP 6.050%, 1/15/18                      250              210
Kinder Morgan Finance Co. ULC 5.700%, 1/5/16           2,420            1,815
NGPL PipeCo LLC 144A 6.514%, 12/15/12(b)                 925              878
TEPPCO Partners LP 7.625%, 2/15/12                       420              404
                                                                     --------
                                                                        3,307
                                                                     --------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
Bank of America Corp.
 5.750%, 8/15/16                                         800              748
 5.750%, 12/1/17                                         545              544
 5.650%, 5/1/18                                          800              805
Citigroup, Inc.
 5.625%, 8/27/12                                       1,600            1,500
 5.000%, 9/15/14                                         280              246
General Electric Capital Corp. 5.375%, 10/20/16        1,200            1,186
International Lease Finance Corp.
 4.750%, 1/13/12                                         875              612
JPMorgan Chase & Co.
 5.250%, 5/1/15                                          800              754
Series 1 7.900%, 4/29/49(c)                              536              446
National Rural Utilities Cooperative Finance
 Corp. 5.500%, 7/1/13                                  1,000              969
                                                                     --------
                                                                        7,810
                                                                     --------

PACKAGED FOODS & MEATS--0.1%
Campbell Soup Co. 5.000%, 12/3/12                        175              179
Tyson Foods, Inc. 7.850%, 4/1/16                         235              175
                                                                     --------
                                                                          354
                                                                     --------

PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC / Verso Paper, Inc.
 Series B 6.943%, 8/1/14 (c)                             296               87
                                                                     --------


                                                   PAR VALUE           VALUE
                                                   ---------         --------

REGIONAL BANKS--0.7%
National City Bank 1.586%, 6/29/09(c)              $     725         $    706
Northern Trust Co. (The) 6.500%, 8/15/18                 800              855
SunTrust Banks, Inc. 5.250%, 11/5/12                     980              960
Wachovia Bank NA 5.000%, 8/15/15                         600              523
Zions Bancorp. 5.650%, 5/15/14                         1,750            1,308
                                                                     --------
                                                                        4,352
                                                                     --------

RESEARCH & CONSULTING SERVICES--0.1%
Equifax, Inc. 6.300%, 7/1/17                             750              543
                                                                     --------

SPECIALIZED FINANCE--0.3%
CIT Group Holdings, Inc. 5.400%, 1/30/16               1,000              696
CME Group, Inc. 5.400%, 8/1/13                           350              348
Rabobank Capital Funding II 144A
 5.260%, 12/29/49 (b)(c)                               1,300              688
                                                                     --------
                                                                        1,732
                                                                     --------

SPECIALIZED REITS--0.1%
Host Hotels & Resorts LP 6.875%, 11/1/14                 600              465
Realty Income Corp. 6.750%, 8/15/19                      400              232
                                                                     --------
                                                                          697
                                                                     --------

TOBACCO--0.2%
Altria Group, Inc. 8.500%, 11/10/13                      500              518
Reynolds American, Inc. 7.300%, 7/15/15                  950              802
                                                                     --------
                                                                        1,320
                                                                     --------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Verizon Wireless 144A 8.500%, 11/15/18(b)                600              703
                                                                     --------
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $85,862)                                              73,067
-------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--10.5%

Banc of America Commercial Mortgage, Inc.
 05-6, AM 5.180%, 9/10/47 (c)                            573              337
Bear Stearns Adjustable Rate Mortgage Trust
 05-12, 13A1 5.446%, 2/25/36 (c)                       1,889            1,216
Bear Stearns Commercial Mortgage Securities
06-PW12, A4 5.718%, 9/11/38(c)                         3,170            2,579
05-PWR8, A2 4.484%, 6/11/41                              370              337
07-PW18, AM 6.084%, 6/11/50(c)                         2,250            1,125
Citigroup Mortgage Loan Trust, Inc.
 05-5, 2A3 5.000%, 8/25/35                             1,324            1,094

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

Citigroup/Deutsche Bank Commercial Mortgage Trust
 05-CD1, AM 5.225%, 7/15/44(c)                     $   2,230         $  1,324
 06-CD2, A4 5.362%, 1/15/46(c)                         3,120            2,502
Countrywide Home Loan Mortgage Pass-Through
 Trust 04-13, 1A1 5.500%, 8/25/34                      1,911            1,719
Credit Suisse First Boston Mortgage Securities
 Corp. 99-C1, A2 7.290%, 9/15/41                         218              218
Credit Suisse Mortgage Capital Certificates
 06-C1, A4 5.552%, 2/15/39(c)                          5,490            4,458
 06-C1, A3 5.552%, 2/15/39(c)                            575              427
Crown Castle Towers LLC 05-1A, AFX 144A
 4.643%, 6/15/35 (b)                                   2,510            2,133
First Horizon Asset Securities, Inc. 05-AR1, 2A1
 4.999%, 4/25/35 (c)                                   1,857            1,257
GE Capital Commercial Mortgage Corp. 04-C3, A4
 5.189%, 7/10/39 (c)                                     350              298
GMAC Commercial Mortgage Securities, Inc.
 03-C2, A2 5.485%, 5/10/40 (c)                           555              499
Greenwich Capital Commercial Funding Corp.
 04-GG1, A7 5.317%, 6/10/36 (c)                          500              416
GS Mortgage Securities Corp. II
 05-GG4, AJ 4.782%, 7/10/39                            2,500            1,118
 07-GG10, A4 5.799%, 8/10/45(c)                        1,700            1,234
IndyMac Index Mortgage Loan Trust 06-AR25,
 3A1 6.253%, 9/25/36 (c)                                 346              163
JPMorgan Chase Commercial Mortgage
 Securities Corp.
 01-CIBC, A3 6.260%, 3/15/33                           7,600            7,428
 05-LDP5, AM 5.221%, 12/15/44(c)                         630              372
 07-LD12, A4 5.882%, 2/15/51(c)                        1,450            1,031
Lehman Brothers - UBS Commercial Mortgage Trust
 04-C4, A2 4.567%, 6/15/29(c)                            126              125
 06-C3, AM 5.712%, 3/15/39(c)                            335              174
 06-C6, A4 5.372%, 9/15/39                             2,105            1,651
 07-C2, A2 5.303%, 2/15/40                             4,132            3,258
 07-C6, A2 5.845%, 7/15/40                             2,000            1,521
 07-C7, A3 5.866%, 9/15/45(c)                          1,700            1,203
MASTR Resecuritization Trust 05-1 144A(b)
 5.000%, 10/28/34 (n)                                    930              307
Merrill Lynch Mortgage Trust 06-C1, AM
 5.657%, 5/12/39 (c)                                   2,200            1,132
Morgan Stanley Capital I 06-T23, A4
 5.811%, 8/12/41 (c)                                   2,570            2,094


                                                   PAR VALUE           VALUE
                                                   ---------         --------

PNC Mortgage Acceptance Corp. 00-C2, A2
 7.300%, 10/12/33 (c)                              $   1,031         $  1,026
Residential Accredit Loans, Inc. 06-QA1, A21
 5.950%, 1/25/36 (c)                                   3,721            1,757
Residential Funding Mortgage Securities I, Inc.
 05-SA1, 2A 4.836%, 3/25/35 (c)                        1,973            1,279
SBA Commercial Mortgage Backed Securities
 Trust 06-1A, A 144A 5.314%, 11/15/36 (b)              1,800            1,440
Structured Asset Securities Corp. 05-17, 1A6
 5.500%, 10/25/35                                      2,529            1,758
Timberstar Trust 06-1A, A 144A
 5.668%, 10/15/36 (b)                                  2,250            1,454
Wachovia Bank Commercial Mortgage Trust
 04-C12, A4 5.232%, 7/15/41(c)                           299              251
 07-C30, A5 5.342%, 12/15/43                           1,000              654
 05-C22, AM 5.315%, 12/15/44(c)                          259              154
 07-C33, A4 5.903%, 2/15/49(c)                         1,450            1,048
Washington Mutual Mortgage Pass-Through-
 Certificates, Inc. 05-AR3, A2
 4.638%, 3/25/35 (c)                                     107               70
Wells Fargo Mortgage Backed Securities Trust
 04-EE, 2A3 4.161%, 12/25/34(c)                        1,295              886
 04-BB, A1 4.558%, 1/25/35(c)                          1,471              772
 05-AR4, 2A1 4.537%, 4/25/35(c)                        3,442            2,350
 05-AR4, 2A2 4.537%, 4/25/35(c)                          654              488
 05-AR16, 6A3 5.002%, 10/25/35(c)                      1,010              715
 05-14, 2A1 5.500%, 12/25/35                           4,066            2,826
 07-AR3, A4 6.059%, 4/25/37(c)                         1,753            1,087
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $87,944)                                              64,765
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.2%


CANADA--0.1%
Commonwealth of Canada 2.750%, 12/1/10                 1,325(g)         1,106
                                                                     --------

GERMANY--0.2%
Federal Republic of Germany Series 147
 2.500%, 10/8/10                                         875(h)         1,230
                                                                     --------

INDONESIA--0.2%
Republic of Indonesia RegS 6.625%, 2/17/37(e)          1,650            1,186
                                                                     --------

MEXICO--0.1%
Republic of Mexico 9.000%, 12/20/12                    6,500(i)           492
                                                                     --------

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                   PAR VALUE           VALUE
                                                   ---------         --------

NORWAY--0.1%
Kingdom of Norway 6.000%, 5/16/11                      4,800(j)      $    739
                                                                     --------

PHILIPPINES--0.1%
Republic of Philippines 10.625%, 3/16/25           $     285              332
                                                                     --------

SWEDEN--0.1%
Kingdom of Sweden Series 1048 4.000%, 12/1/09          5,950(k)           771
                                                                     --------

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS 9.875%,
 10/1/09(e)                                              380              391
                                                                     --------

TURKEY--0.0%
Republic of Turkey 7.000%, 6/5/20                        295              287
                                                                     --------

UKRAINE--0.1%
Republic of Ukraine 144A 6.580%, 11/21/16 (b)            905              339
                                                                     --------

VENEZUELA--0.1%
Republic of Venezuela
 RegS 5.750%, 2/26/16(e)                                 500              215
 9.250%, 9/15/27                                       1,000              540
                                                                     --------
                                                                          755
-------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $8,665)                                                7,628
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--4.0%


ARUBA--0.1%
UFJ Finance AEC 6.750%, 7/15/13                          900              880
                                                                     --------

AUSTRALIA--0.5%
National Capital Trust II 144A
 5.486%, 12/29/49 (b)(c)                               2,700            1,427
Rio Tinto Finance USA Ltd. 6.500%, 7/15/18               875              641
Westfield Capital Corp. Ltd. / Westfield Finance
 Authority 144A
 4.375%, 11/15/10(b)                                     175              142
 5.125%, 11/15/14(b)                                   1,175              819
                                                                     --------
                                                                        3,029
                                                                     --------

CANADA--0.4%
Agrium, Inc. 6.750%, 1/15/19                             700              670
Catalyst Paper Corp. 7.375%, 3/1/14                      570              214
EnCana Corp. 5.900%, 12/1/17                             510              425
Petro-Canada 6.050%, 5/15/18                             288              237


                                                   PAR VALUE           VALUE
                                                   ---------         --------

CANADA--(CONTINUED)
Videotron Ltee / Quebecor Media, Inc.
 6.375%, 12/15/15                                  $     650         $    514
Xstrata Canada Corp. 5.500%, 6/15/17                     845              538
                                                                     --------
                                                                        2,598
                                                                     --------

CHILE--0.1%
Banco Santander Chile 144A 5.375%, 12/9/14 (b)           875              807
                                                                     --------

FRANCE--0.1%
Compagnie Generale de Geophysique-Veritas
 7.750%, 5/15/17                                         630              369
                                                                     --------

GERMANY--0.0%
Deutsche Bank AG 4.875%, 5/20/13                         300              295
                                                                     --------

IRELAND--0.0%
OJSC Vimpel Communications (VIP Finance
 Ireland Ltd.) 144A 9.125%, 4/30/18 (b)                  465              253
                                                                     --------

ISRAEL--0.1%
Israel Electric Corp. Ltd. 144A
 7.250%, 1/15/19 (b)                                     470              438
                                                                     --------

ITALY--0.1%
Telecom Italia Capital SA 6.999%, 6/4/18               1,000              811
                                                                     --------

KAZAKHSTAN--0.1%
Kazkommerts International BV 144A
 7.000%, 11/3/09 (b)                                     575              497
KazMunaiGaz Finance Sub BV 144A
 9.125%, 7/2/18 (b)                                      600              390
                                                                     --------
                                                                          887
                                                                     --------

LUXEMBOURG--0.1%
ArcelorMittal 6.125%, 6/1/18                             675              425
                                                                     --------

PHILIPPINES--0.1%
National Power Corp. 9.625%, 5/15/28                     750              611
                                                                     --------

RUSSIA--0.3%
Gaz Capital SA 144A 8.146%, 4/11/18 (b)                  230              170
Gazprom OAO (Gaz Capital SA) 144A
 6.212%, 11/22/16(b)                                     440              290
 6.510%, 3/7/22(b)                                       580              345
OJSC AK Transneft (TransCapitalInvest Ltd.)
 144A 5.670%, 3/5/14 (b)                               1,050              680
TNK-BP Finance SA RegS 6.125%, 3/20/12 (e)             1,000              563
                                                                     --------
                                                                        2,048
                                                                     --------

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

SINGAPORE--0.3%
DBS Bank Ltd. 144A 5.000%, 11/15/19 (b)(c)         $   1,900         $  1,716
                                                                     --------

SOUTH KOREA--0.3%
Export-Import Bank of Korea 5.500%, 10/17/12             920              853
Korea Development Bank 5.500%, 11/13/12                  790              728
                                                                     --------
                                                                        1,581
                                                                     --------

TURKEY--0.2%
Bosphorus Financial Services Ltd. 144A
 3.949%, 2/15/12 (b)(c)                                1,094              931
                                                                     --------

UNITED ARAB EMIRATES--0.2%
Abu Dhabi National Energy Co. 144A
 5.620%, 10/25/12(b)                                     610              488
 5.875%, 10/27/16(b)                                     940              768
                                                                     --------
                                                                        1,256
                                                                     --------

UNITED KINGDOM--0.6%
BAT International Finance plc 144A
 9.500%, 11/15/13(b)                                     200              205
HBOS plc 144A 5.375%, 11/29/49 (b)(c)                  3,250            1,587
Petroplus Finance Ltd. 144A 6.750%, 5/1/14 (b)           500              320
Tate & Lyle International Finance plc 144A
 6.625%, 6/15/16 (b)                                     900              753
Vodafone Group plc
 5.000%, 9/15/15                                         475              436
 6.150%, 2/27/37                                         445              440
                                                                     --------
                                                                        3,741
                                                                     --------

UNITED STATES--0.3%
Credit Suisse New York 5.000%, 5/15/13                   900              866
CRH America, Inc. 6.000%, 9/30/16                        835              520
Nova Chemicals Corp. 5.720%, 11/15/13(c)                 670              258
                                                                     --------
                                                                        1,644
                                                                     --------

VENEZUELA--0.1%
Petroleos de Venezuela S.A. 5.250%, 4/12/17            1,250              453
                                                                     --------
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $34,538)                                              24,773
-------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--1.5%


ADVERTISING--0.0%
Lamar Media Corp. Tranche F 4.000%, 3/31/14              140              121
                                                                     --------

                                                   PAR VALUE           VALUE
                                                   ---------         --------

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B 5.470%, 12/15/13          $     985         $    404
                                                                     --------

BROADCASTING--0.1%
Charter Communications Operating LLC Tranche
 4.735%, 3/6/14                                          893              661
MCC Georgia LLC Tranche E 6.500%, 9/30/10                115               90
                                                                     --------
                                                                          751
                                                                     --------

COMMUNICATIONS EQUIPMENT--0.1%
CommScope, Inc. Tranche B 5.132%, 12/27/14               828              610
                                                                     --------

CONSUMER FINANCE--0.1%
Hertz Corp.
Tranche B 4.215%, 12/21/12                               984              604
Letter of Credit 4.551%, 12/21/12                        180              111
                                                                     --------
                                                                          715
                                                                     --------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. Tranche B-3 5.551%, 9/24/14           1,337              855
                                                                     --------

ELECTRIC UTILITIES--0.0%
Texas Competitive Electric Holdings Co. LLC
 Tranche B-2 6.145%, 10/10/14                            243              169
                                                                     --------

HEALTH CARE FACILITIES--0.2%
HCA, Inc.
 Tranche A 4.801%, 11/18/12                              387              329
 Tranche B 5.051%, 11/18/13                              595              470
Health Management Associates, Inc. Tranche B
 4.551%, 2/28/14                                         141               88
HealthSouth Corp. Tranche 5.290%, 3/10/13                557              437
                                                                     --------
                                                                        1,324
                                                                     --------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
 4.635%, 2/6/14                                          543              290
                                                                     --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
NRG Energy, Inc.
 Tranche B 4.301%, 2/1/13                                401              353
 Letter of Credit 4.301%, 2/1/13                         197              173
                                                                     --------
                                                                          526
                                                                     --------

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Level 3 Communications, Inc. Tranche B
 4.876%, 3/13/14                                          65               41
                                                                     --------

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. Tranche
 4.626%, 7/1/13                                    $     224         $    156
                                                                     --------

PACKAGED FOODS & MEATS--0.0%
Wrigley (WM) Jr. Co. Tranche B 0.000%, 7/17/14           120              115
                                                                     --------

PAPER PRODUCTS--0.1%
Georgia-Pacific Corp. Tranche B-1
 4.465%, 12/20/12                                      1,038              860
                                                                     --------

PUBLISHING--0.1%
Idearc, Inc. Tranche B 4.635%, 11/1/14                 1,207              379
                                                                     --------

SPECIALIZED FINANCE--0.1%
Sungard Data Systems, Inc. Tranche B
 4.508%, 2/28/14                                         985              671
                                                                     --------

SPECIALTY CHEMICALS--0.1%
Compass Minerals Group, Inc. Tranche B
 4.755%, 12/22/12                                        518              441
                                                                     --------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
ALLTEL Communications, Inc. Tranche B-3
 4.958%, 5/15/15                                         594              589
MetroPCS Wireless, Inc. Tranche B
 4.906%, 11/3/13                                         471              384
                                                                     --------
                                                                          973
-------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $13,700)                                               9,401
-------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                   ---------         --------

DOMESTIC COMMON STOCKS--56.8%


ADVERTISING--0.1%
Omnicom Group, Inc.                                   31,500              848
                                                                     --------

AEROSPACE & DEFENSE--2.5%
Boeing Co. (The)                                      45,100            1,924
General Dynamics Corp.                                51,400            2,960
Honeywell International, Inc.                         59,100            1,940
Northrop Grumman Corp.                                27,600            1,243
Raytheon Co.                                          31,500            1,608
United Technologies Corp.                            107,700            5,773
                                                                     --------
                                                                       15,448
                                                                     --------

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc.                     31,700              915
                                                                     --------


                                                     SHARES            VALUE
                                                   ---------         --------

AIRLINES--0.1%
SkyWest, Inc.                                         41,600         $    774
                                                                     --------

APPAREL RETAIL--0.3%
Gap, Inc. (The)                                       89,600            1,200
TJX Cos., Inc. (The)                                  24,500              504
                                                                     --------
                                                                        1,704
                                                                     --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Coach, Inc.(l)                                        24,900              517
Polo Ralph Lauren Corp.                               25,400            1,153
VF Corp.                                              14,400              789
                                                                     --------
                                                                        2,459
                                                                     --------

APPLICATION SOFTWARE--0.1%
Adobe Systems, Inc.(l)                                41,600              886
                                                                     --------

ASSET MANAGEMENT & CUSTODY BANKS--2.4%
Ameriprise Financial, Inc.                            66,500            1,553
Ares Capital Corp.                                    52,000              329
Bank of New York Mellon Corp. (The)                  180,363            5,110
Federated Investors, Inc.                             30,200              512
Northern Trust Corp.                                  75,800            3,952
SEI Investments Co.                                   43,600              685
State Street Corp.                                    66,100            2,600
                                                                     --------
                                                                       14,741
                                                                     --------

BIOTECHNOLOGY--1.0%
Amgen, Inc.(l)                                        73,200            4,227
Cephalon, Inc.(l)                                     25,900            1,996
                                                                     --------
                                                                        6,223
                                                                     --------

BROADCASTING--0.1%
CBS Corp.                                             95,800              785
                                                                     --------

CABLE & SATELLITE--0.3%
Comcast Corp.                                         96,900            1,636
                                                                     --------

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                           64,600              877
                                                                     --------

COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc.(l)                               313,900            5,117
Corning, Inc.                                         36,200              345
Emulex Corp.(l)                                       36,700              256
Juniper Networks, Inc.(l)                             26,100              457
                                                                     --------
                                                                        6,175
                                                                     --------

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

COMPUTER & ELECTRONICS RETAIL--0.2%
RadioShack Corp.                                      77,000         $    919
                                                                     --------

COMPUTER HARDWARE--3.2%
Apple, Inc.(l)                                        15,200            1,297
Hewlett-Packard Co.                                  240,600            8,731
International Business Machines Corp.                112,600            9,477
                                                                     --------
                                                                       19,505
                                                                     --------

COMPUTER STORAGE & PERIPHERALS--0.2%
NetApp, Inc.(l)                                       50,600              707
QLogic Corp.(l)                                       35,300              474
                                                                     --------
                                                                        1,181
                                                                     --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
AGCO Corp.(l)                                         25,100              592
Caterpillar, Inc.                                     14,300              639
Cummins, Inc.                                          8,400              224
                                                                     --------
                                                                        1,455
                                                                     --------

CONSUMER ELECTRONICS--0.0%
Harman International Industries, Inc.                 15,200              254
                                                                     --------

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Automatic Data Processing, Inc.                       63,200            2,486
MasterCard, Inc.                                       7,300            1,044
Western Union Co. (The)                               52,600              754
                                                                     --------
                                                                        4,284
                                                                     --------

DEPARTMENT STORES--0.1%
Macy's, Inc.                                          83,000              859
                                                                     --------

DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                            14,675              756
                                                                     --------

DIVERSIFIED BANKS--0.4%
Wells Fargo & Co.                                     92,600            2,730
                                                                     --------

DIVERSIFIED METALS & MINING--0.0%
Freeport-McMoRan Copper & Gold, Inc.                  10,900              266
                                                                     --------

DRUG RETAIL--0.2%
CVS Caremark Corp.                                    41,600            1,196
                                                                     --------

EDUCATION SERVICES--0.1%
Apollo Group, Inc.(l)                                 10,800              827
                                                                     --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Acuity Brands, Inc.                                   14,900              520


                                                     SHARES            VALUE
                                                   ---------         --------

ELECTRICAL COMPONENTS & EQUIPMENT--(CONTINUED)
Emerson Electric Co.                                  97,300         $  3,562
                                                                     --------
                                                                        4,082
                                                                     --------

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc.(l)                         41,300              646
                                                                     --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                                 27,100              439
                                                                     --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Waste Management, Inc.                                41,200            1,365
                                                                     --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Monsanto Co.                                          40,100            2,821
Terra Industries, Inc.                                19,200              320
                                                                     --------
                                                                        3,141
                                                                     --------

FOOD DISTRIBUTORS--0.7%
SYSCO Corp.                                          192,500            4,416
                                                                     --------

FOOD RETAIL--0.7%
Kroger Co. (The)                                     155,700            4,112
                                                                     --------

FOOTWEAR--0.4%
NIKE, Inc.                                            51,300            2,616
                                                                     --------

GAS UTILITIES--0.0%
Nicor, Inc.                                            7,900              274
                                                                     --------

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(l)                                     37,400              542
Dollar Tree, Inc.(l)                                  18,300              765
                                                                     --------
                                                                        1,307
                                                                     --------

HEALTH CARE DISTRIBUTORS--0.6%
Cardinal Health, Inc.                                 99,400            3,426
                                                                     --------

HEALTH CARE EQUIPMENT--0.2%
Boston Scientific Corp.(l)                           113,700              880
St. Jude Medical, Inc.(l)                              9,000              297
                                                                     --------
                                                                        1,177
                                                                     --------

HOME IMPROVEMENT RETAIL--0.2%
Sherwin-Williams Co. (The)                            16,700              998
                                                                     --------

HOUSEHOLD APPLIANCES--0.1%
Stanley Works (The)                                   19,000              648
                                                                     --------

HOUSEHOLD PRODUCTS--1.3%
Kimberly-Clark Corp.                                  25,100            1,324

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

HOUSEHOLD PRODUCTS--(CONTINUED)
Procter & Gamble Co. (The)                           106,500         $  6,584
                                                                     --------
                                                                        7,908
                                                                     --------

HYPERMARKETS & SUPER CENTERS--0.9%
BJ's Wholesale Club, Inc.(l)                          43,400            1,487
Wal-Mart Stores, Inc.                                 73,500            4,120
                                                                     --------
                                                                        5,607
                                                                     --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
NRG Energy, Inc.(l)                                   44,800            1,045
                                                                     --------

INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd.                               97,125            2,098
                                                                     --------

INDUSTRIAL MACHINERY--0.7%
Dover Corp.                                           24,900              820
Eaton Corp.                                           24,700            1,228
Gardner Denver, Inc.(l)                               16,700              390
Illinois Tool Works, Inc.                             16,400              575
Parker Hannifin Corp.                                 26,650            1,133
                                                                     --------
                                                                        4,146
                                                                     --------

INSURANCE BROKERS--0.4%
AON Corp.                                             44,900            2,051
Gallagher (Arthur J.) & Co.                           13,400              347
                                                                     --------
                                                                        2,398
                                                                     --------

INTEGRATED OIL & GAS--6.7%
Chevron Corp.                                        117,600            8,699
ConocoPhillips                                       135,600            7,024
Exxon Mobil Corp.                                    210,100           16,772
Occidental Petroleum Corp.                           141,700            8,501
                                                                     --------
                                                                       40,996
                                                                     --------

INTEGRATED TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.                                           268,627            7,656
Embarq Corp.                                          23,800              856
Verizon Communications, Inc.                         130,300            4,417
Windstream Corp.                                     327,100            3,009
                                                                     --------
                                                                       15,938
                                                                     --------

INTERNET RETAIL--0.1%
Expedia, Inc.(l)                                      41,700              344
                                                                     --------

INTERNET SOFTWARE & SERVICES--0.6%
eBay, Inc.(l)                                        124,300            1,735


                                                     SHARES            VALUE
                                                   ---------         --------

INTERNET SOFTWARE & SERVICES--(CONTINUED)
Google, Inc.(l)                                        7,000         $  2,154
                                                                     --------
                                                                        3,889
                                                                     --------

INVESTMENT BANKING & BROKERAGE--0.3%
Charles Schwab Corp. (The)                            68,300            1,105
TD Ameritrade Holding Corp.(l)                        58,200              829
                                                                     --------
                                                                        1,934
                                                                     --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                          29,700              866
                                                                     --------

LIFE & HEALTH INSURANCE--2.2%
AFLAC, Inc.                                           77,500            3,553
Lincoln National Corp.                                53,400            1,006
MetLife, Inc.                                        103,900            3,622
Principal Financial Group, Inc.                       74,300            1,677
Prudential Financial, Inc.                            17,700              536
StanCorp Financial Group, Inc.                        30,500            1,274
Unum Group                                            90,400            1,681
                                                                     --------
                                                                       13,349
                                                                     --------

LIFE SCIENCES TOOLS & SERVICES--0.5%
Life Technologies Corp.(l)                            29,017              676
Thermo Fisher Scientific, Inc.(l)                     58,600            1,997
Varian, Inc.(l)                                        9,500              318
                                                                     --------
                                                                        2,991
                                                                     --------

MANAGED HEALTH CARE--1.0%
Aetna, Inc.                                           63,900            1,821
CIGNA Corp.                                           41,600              701
Magellan Health Services, Inc.(l)                     12,200              478
UnitedHealth Group, Inc.                              60,800            1,617
WellPoint, Inc.(l)                                    41,400            1,744
                                                                     --------
                                                                        6,361
                                                                     --------

METAL & GLASS CONTAINERS--0.2%
Owens-Illinois, Inc.(l)                               34,600              946
                                                                     --------

MORTGAGE REITS--0.4%
Annaly Capital Management, Inc.                      139,800            2,219
                                                                     --------

MOVIES & ENTERTAINMENT--1.2%
Cinemark Holdings, Inc.                               48,500              360
Time Warner, Inc.                                    265,300            2,669
Viacom, Inc. Class B(l)                              119,200            2,272
Walt Disney Co. (The)                                 90,000            2,042
                                                                     --------
                                                                        7,343
                                                                     --------

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

MULTI-LINE INSURANCE--0.4%
Hartford Financial Services Group, Inc. (The)         26,200         $    430
Loews Corp.                                           76,600            2,164
                                                                     --------
                                                                        2,594
                                                                     --------

MULTI-UTILITIES--0.4%
Public Service Enterprise Group, Inc.                 94,000            2,742
                                                                     --------

OFFICE REITS--0.1%
Lexington Realty Trust                               100,960              505
                                                                     --------

OFFICE SERVICES & SUPPLIES--0.2%
Avery Dennison Corp.                                  28,100              920
                                                                     --------

OIL & GAS DRILLING--0.3%
ENSCO International, Inc.                             19,800              562
Transocean Ltd.(l)                                    26,000            1,229
                                                                     --------
                                                                        1,791
                                                                     --------

OIL & GAS EQUIPMENT & SERVICES--0.2%
Dresser-Rand Group, Inc.(l)                           35,500              613
Tidewater, Inc.                                       16,100              648
                                                                     --------
                                                                        1,261
                                                                     --------

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Devon Energy Corp.                                    27,400            1,801
Noble Energy, Inc.                                    15,200              748
                                                                     --------
                                                                        2,549
                                                                     --------

OIL & GAS STORAGE & TRANSPORTATION--0.1%
Valero Energy Corp.                                   16,900              366
                                                                     --------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
Bank of America Corp.                                145,800            2,053
Citigroup, Inc.                                            1               --(m)
JPMorgan Chase & Co.                                 117,600            3,708
                                                                     --------
                                                                        5,761
                                                                     --------

PACKAGED FOODS & MEATS--0.2%
Campbell Soup Co.                                     13,000              390
Ralcorp Holdings, Inc.(l)                              9,700              567
                                                                     --------
                                                                          957
                                                                     --------

PHARMACEUTICALS--5.1%
Abbott Laboratories                                   14,100              752
Bristol-Myers Squibb Co.                             161,800            3,762
Endo Pharmaceuticals Holdings, Inc.(l)                28,700              743
Forest Laboratories, Inc.(l)                          45,800            1,166
Johnson & Johnson                                    100,000            5,983


                                                     SHARES            VALUE
                                                   ---------         --------

PHARMACEUTICALS--(CONTINUED)
Lilly (Eli) & Co.                                     76,600         $  3,085
Medicis Pharmaceutical Corp.                          39,200              545
Merck & Co., Inc.                                    125,100            3,803
Pfizer, Inc.                                         605,000           10,714
Schering-Plough Corp.                                 32,800              559
                                                                     --------
                                                                       31,112
                                                                     --------

PROPERTY & CASUALTY INSURANCE--1.3%
Chubb Corp. (The)                                     47,100            2,402
Cincinnati Financial Corp.                            47,900            1,393
Travelers Cos., Inc. (The)                            96,600            4,366
                                                                     --------
                                                                        8,161
                                                                     --------

PUBLISHING--0.1%
McGraw-Hill Cos., Inc. (The)                          20,400              473
                                                                     --------

RAILROADS--0.7%
Burlington Northern Santa Fe Corp.                    12,800              969
CSX Corp.                                             38,500            1,250
Norfolk Southern Corp.                                29,000            1,365
Union Pacific Corp.                                   13,100              626
                                                                     --------
                                                                        4,210
                                                                     --------

REGIONAL BANKS--0.3%
Bank of Hawaii Corp.                                  34,300            1,549
                                                                     --------

RESTAURANTS--1.3%
McDonald's Corp.                                     125,800            7,823
                                                                     --------

SEMICONDUCTORS--1.3%
Intel Corp.                                          346,700            5,083
LSI Corp.(l)                                         374,400            1,232
Silicon Laboratories, Inc.(l)                         15,800              391
Texas Instruments, Inc.                               90,600            1,406
                                                                     --------
                                                                        8,112
                                                                     --------

SOFT DRINKS--0.9%
Coca-Cola Co. (The)                                   44,900            2,033
Coca-Cola Enterprises, Inc.                          164,400            1,978
Pepsi Bottling Group, Inc. (The)                      34,000              765
PepsiAmericas, Inc.                                   46,700              951
                                                                     --------
                                                                        5,727
                                                                     --------

SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                                     24,300              552
                                                                     --------

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

SPECIALIZED FINANCE--0.2%
NYSE Euronext, Inc.                                   44,300         $  1,213
                                                                     --------

SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc.                          139,800            1,058
                                                                     --------

SPECIALTY CHEMICALS--0.2%
Lubrizol Corp. (The)                                  26,800              975
                                                                     --------

SPECIALTY STORES--0.1%
Tiffany & Co.                                         13,500              319
                                                                     --------

STEEL--0.0%
AK Steel Holding Corp.                                27,200              253
                                                                     --------

SYSTEMS SOFTWARE--2.6%
BMC Software, Inc.(l)                                 30,800              829
Microsoft Corp.                                      439,400            8,542
Oracle Corp.(l)                                      264,400            4,688
Symantec Corp.(l)                                    136,800            1,849
                                                                     --------
                                                                       15,908
                                                                     --------

TOBACCO--0.7%
Altria Group, Inc.                                   131,000            1,973
Reynolds American, Inc.                               56,100            2,261
                                                                     --------
                                                                        4,234
                                                                     --------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.(l)                               262,901              481
Telephone & Data Systems, Inc.                         9,600              305
                                                                     --------
                                                                          786
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $410,886)                                            348,639
-------------------------------------------------------------------------------

DOMESTIC PREFERRED STOCK--0.0%


CONSUMER FINANCE--0.0%
Preferred Blocker, Inc. (GMAC) Pfd. 9.000%               181               57
                                                                     --------
-------------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCK
(IDENTIFIED COST $57)                                                      57
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.9%


AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                14,400              309
                                                                     --------

INDUSTRIAL MACHINERY--0.0%
Ingersoll-Rand Co., Ltd. (United States)              11,700              203
                                                                     --------


                                                     SHARES            VALUE
                                                   ---------         --------

IT CONSULTING & OTHER SERVICES--0.4%
Accenture Ltd. (United States)                        80,800         $  2,649
                                                                     --------

PERSONAL PRODUCTS--0.2%
Herbalife Ltd. (United States)                        62,900            1,364
                                                                     --------

TOBACCO--0.2%
Philip Morris International, Inc. (Switzerland)       22,400              975
                                                                     --------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,474)                                                5,500
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $718,146)                                            599,131
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.0%


MONEY MARKET MUTUAL FUNDS--2.0%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)               12,075,534           12,076
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $12,076)                                              12,076
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $730,222)                                            611,207(a)

Other assets and liabilities, net--0.5%                                 3,121
                                                                     --------
NET ASSETS--100.0%                                                   $614,328
                                                                     ========

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)








ABBREVIATIONS:
AMBAC American Municipal Bond Assurance Corporation
FGIC  Financial Guaranty Insurance Company
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
FSA   Financial Security Assurance, Inc.
GNMA  Ginnie Mae or Government National Mortgage Association
MBIA  Municipal Bond Insurance Association
REIT  Real Estate Investment Trust
SBA   Small Business Adminstration

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $33,340 or 5.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)   Par value represents Brazilian Real (reported in thousands).
(g)   Par value represents Canadian Dollar (reported in thousands).
(h)   Par value represents Euro (reported in thousands).
(i)   Par value represents Mexican Peso (reported in thousands).
(j)   Par value represents Norwegian Krone (reported in thousands).
(k)   Par value represents Swedish Krona (reported in thousands).
(l)   Non-income producing.
(m)   Amounts are less than $500 (not reported in 000s).
(n) Illiquid and restricted security. At December 31, 2008, this security amounted to a value of $307 or 0.1% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

                           VIRTUS CAPITAL GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

DOMESTIC COMMON STOCKS--96.1%

AEROSPACE & DEFENSE--2.8%
Lockheed Martin Corp.                                 80,525         $  6,771
                                                                     --------

AGRICULTURAL PRODUCTS--0.7%
Archer-Daniels-Midland Co.                            54,300            1,565
                                                                     --------

APPAREL RETAIL--0.7%
Ross Stores, Inc.                                     54,025            1,606
                                                                     --------

ASSET MANAGEMENT & CUSTODY BANKS--1.6%
State Street Corp.                                    99,500            3,913
                                                                     --------

BIOTECHNOLOGY--6.2%
Amgen, Inc.(b)                                       121,300            7,005
Gilead Sciences, Inc.(b)                             154,775            7,915
                                                                     --------
                                                                       14,920
                                                                     --------

COMMUNICATIONS EQUIPMENT--3.2%
Cisco Systems, Inc.(b)                               474,848            7,740
                                                                     --------

COMPUTER HARDWARE--5.1%
Apple, Inc.(b)                                        62,450            5,330
Hewlett-Packard Co.                                  189,600            6,881
                                                                     --------
                                                                       12,211
                                                                     --------

COMPUTER STORAGE & PERIPHERALS--1.1%
Western Digital Corp.(b)                             239,700            2,745
                                                                     --------

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Western Union Co. (The)                              114,500            1,642
                                                                     --------

DISTILLERS & VINTNERS--1.1%
Brown-Forman Corp. Class B                            51,956            2,675
                                                                     --------

DIVERSIFIED METALS & MINING--0.8%
Freeport-McMoRan Copper & Gold, Inc.                  75,500            1,845
                                                                     --------

DRUG RETAIL--0.6%
Walgreen Co.                                          55,900            1,379
                                                                     --------

EDUCATION SERVICES--2.9%
Apollo Group, Inc.(b)                                 20,000            1,532
ITT Educational Services, Inc.(b)                     58,275            5,535
                                                                     --------
                                                                        7,067
                                                                     --------

ELECTRONIC MANUFACTURING SERVICES--1.5%
Jabil Circuit, Inc.                                  544,775            3,677
                                                                     --------


                                                     SHARES            VALUE
                                                   ---------         --------

ENVIRONMENTAL & FACILITIES SERVICES--3.2%
Republic Services, Inc.                              308,750         $  7,654
                                                                     --------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.8%
CF Industries Holdings, Inc.                          55,375            2,722
Terra Industries, Inc.                               101,400            1,691
                                                                     --------
                                                                        4,413
                                                                     --------

FOOD RETAIL--1.8%
Kroger Co. (The)                                     168,825            4,459
                                                                     --------

FOOTWEAR--1.9%
NIKE, Inc.                                            89,200            4,549
                                                                     --------

GENERAL MERCHANDISE STORES--2.0%
Big Lots, Inc.(b)                                    237,025            3,435
Family Dollar Stores, Inc.                            52,950            1,380
                                                                     --------
                                                                        4,815
                                                                     --------

HEALTH CARE EQUIPMENT--1.7%
Baxter International, Inc.                            74,400            3,987
                                                                     --------

HEALTH CARE SERVICES--4.4%
Express Scripts, Inc.(b)                             103,175            5,672
Omnicare, Inc.                                       180,400            5,008
                                                                     --------
                                                                       10,680
                                                                     --------

HOME ENTERTAINMENT SOFTWARE--1.3%
Activision Blizzard, Inc.(b)                         368,250            3,182
                                                                     --------

HOUSEHOLD PRODUCTS--3.9%
Colgate-Palmolive Co.                                137,575            9,429
                                                                     --------

HYPERMARKETS & SUPER CENTERS--3.9%
Wal-Mart Stores, Inc.                                168,675            9,456
                                                                     --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.5%
AES Corp. (The)(b)                                   307,725            2,536
NRG Energy, Inc.(b)                                  154,700            3,609
                                                                     --------
                                                                        6,145
                                                                     --------

INTEGRATED OIL & GAS--3.4%
Chevron Corp.                                         30,000            2,219
Exxon Mobil Corp.                                     36,575            2,920
Occidental Petroleum Corp.                            49,050            2,942
                                                                     --------
                                                                        8,081
                                                                     --------

INTERNET SOFTWARE & SERVICES--0.9%
Google, Inc.(b)                                        6,700            2,061
                                                                     --------

                           VIRTUS CAPITAL GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

INVESTMENT BANKING & BROKERAGE--2.4%
Charles Schwab Corp. (The)                           222,925         $  3,605
Goldman Sachs Group, Inc. (The)                       24,700            2,084
                                                                     --------
                                                                        5,689
                                                                     --------

LIFE & HEALTH INSURANCE--0.6%
AFLAC, Inc.                                           31,350            1,437
                                                                     --------

LIFE SCIENCES TOOLS & SERVICES--1.8%
Life Technologies Corp.(b)                            93,425            2,178
Waters Corp.(b)                                       62,000            2,272
                                                                     --------
                                                                        4,450
                                                                     --------

MANAGED HEALTH CARE--1.0%
Humana, Inc.(b)                                       61,975            2,310
                                                                     --------

MOVIES & ENTERTAINMENT--0.7%
Walt Disney Co. (The)                                 79,320            1,800
                                                                     --------

MULTI-LINE INSURANCE--0.7%
HCC Insurance Holdings, Inc.                          65,850            1,762
                                                                     --------

OIL & GAS DRILLING--1.2%
Helmerich & Payne, Inc.                              131,275            2,987
                                                                     --------

OIL & GAS EQUIPMENT & SERVICES--0.6%
Halliburton Co.                                       85,175            1,548
                                                                     --------

OIL & GAS EXPLORATION & PRODUCTION--1.7%
Southwestern Energy Co.(b)                            74,400            2,156
W&T Offshore, Inc.                                   129,200            1,850
                                                                     --------
                                                                        4,006
                                                                     --------

PACKAGED FOODS & MEATS--2.9%
General Mills, Inc.                                  115,175            6,997
                                                                     --------

PHARMACEUTICALS--2.8%
Watson Pharmaceuticals, Inc.(b)                       95,750            2,544
Wyeth                                                111,030            4,165
                                                                     --------
                                                                        6,709
                                                                     --------


                                                     SHARES            VALUE
                                                   ---------         --------

RAILROADS--5.0%
Burlington Northern Santa Fe Corp.                    84,400         $  6,390
Norfolk Southern Corp.                               120,375            5,664
                                                                     --------
                                                                       12,054
                                                                     --------

RESTAURANTS--1.8%
Yum! Brands, Inc.                                    135,850            4,279
                                                                     --------

SEMICONDUCTOR EQUIPMENT--0.6%
Applied Materials, Inc.                              140,950            1,428
                                                                     --------

SEMICONDUCTORS--3.3%
Broadcom Corp. Class A(b)                            119,430            2,027
Intel Corp.                                          398,275            5,838
                                                                     --------
                                                                        7,865
                                                                     --------

SYSTEMS SOFTWARE--7.3%
Microsoft Corp.                                      421,375            8,191
Oracle Corp.(b)                                      535,800            9,500
                                                                     --------
                                                                       17,691
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $278,247)                                            231,679
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.1%
(IDENTIFIED COST $278,247)                                            231,679
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.6%

MONEY MARKET MUTUAL FUNDS--2.6%
State Street Institutional Liquid
  Reserves Fund (seven-day
  effective yield 1.461%)                          6,345,618            6,346
                                                                     --------
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,346)                                                6,346
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $284,593)                                            238,025(a)

Other assets and liabilities, net--1.3%                                 3,180
                                                                     --------
NET ASSETS--100.0%                                                   $241,205
                                                                     ========

ABBREVIATION LEGEND:
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                           VIRTUS GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

DOMESTIC COMMON STOCKS--98.0%


ADVERTISING--0.2%
Omnicom Group, Inc.                                   14,000         $    377
                                                                     --------

AEROSPACE & DEFENSE--4.3%
Boeing Co. (The)                                      19,700              841
General Dynamics Corp.                                22,600            1,302
Honeywell International, Inc.                         24,400              801
Northrop Grumman Corp.                                13,200              595
Raytheon Co.                                          13,800              704
United Technologies Corp.                             45,400            2,433
                                                                     --------
                                                                        6,676
                                                                     --------

AGRICULTURAL PRODUCTS--0.3%
Corn Products International, Inc.                     13,800              398
                                                                     --------

AIRLINES--0.2%
SkyWest, Inc.                                         18,200              339
                                                                     --------

APPAREL RETAIL--0.5%
Gap, Inc. (The)                                       38,500              516
TJX Cos., Inc. (The)                                  10,500              216
                                                                     --------
                                                                          732
                                                                     --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
Coach, Inc.(b)                                        10,800              224
Polo Ralph Lauren Corp.                               11,000              500
VF Corp.                                               7,500              411
                                                                     --------
                                                                        1,135
                                                                     --------

APPLICATION SOFTWARE--0.3%
Adobe Systems, Inc.(b)                                18,200              387
                                                                     --------

ASSET MANAGEMENT & CUSTODY BANKS--4.2%
Ameriprise Financial, Inc.                            28,400              663
Ares Capital Corp.                                    22,800              144
Bank of New York Mellon Corp. (The)                   78,700            2,230
Federated Investors, Inc.                             14,000              237
Northern Trust Corp.                                  33,100            1,726
SEI Investments Co.                                   18,000              283
State Street Corp.                                    31,200            1,227
                                                                     --------
                                                                        6,510
                                                                     --------

BIOTECHNOLOGY--1.8%
Amgen, Inc.(b)                                        32,000            1,848
Cephalon, Inc.(b)                                     11,300              871
                                                                     --------
                                                                        2,719
                                                                     --------


                                                     SHARES            VALUE
                                                   ---------         --------

BROADCASTING--0.2%
CBS Corp.                                             41,900         $    343
                                                                     --------

CABLE & SATELLITE--0.5%
Comcast Corp.                                         42,300              714
                                                                     --------

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                           27,400              372
                                                                     --------

COMMUNICATIONS EQUIPMENT--1.7%
Cisco Systems, Inc.(b)                               137,800            2,246
Corning, Inc.                                         15,800              150
Emulex Corp.(b)                                       16,200              113
Juniper Networks, Inc.(b)                             11,400              200
                                                                     --------
                                                                        2,709
                                                                     --------

COMPUTER & ELECTRONICS RETAIL--0.3%
RadioShack Corp.                                      34,200              408
                                                                     --------

COMPUTER HARDWARE--5.4%
Apple, Inc.(b)                                         6,800              580
Hewlett-Packard Co.                                  103,200            3,745
International Business Machines Corp.                 48,700            4,099
                                                                     --------
                                                                        8,424
                                                                     --------

COMPUTER STORAGE & PERIPHERALS--0.3%
NetApp, Inc.(b)                                       21,100              295
QLogic Corp.(b)                                       15,300              205
                                                                     --------
                                                                          500
                                                                     --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
AGCO Corp.(b)                                         12,100              286
Caterpillar, Inc.                                      6,300              281
Cummins, Inc.                                          3,900              104
                                                                     --------
                                                                          671
                                                                     --------

CONSUMER ELECTRONICS--0.1%
Harman International Industries, Inc.                  6,700              112
                                                                     --------

DATA PROCESSING & OUTSOURCED SERVICES--1.2%
Automatic Data Processing, Inc.                       26,900            1,058
MasterCard, Inc.                                       3,300              472
Western Union Co. (The)                               21,500              308
                                                                     --------
                                                                        1,838
                                                                     --------

DEPARTMENT STORES--0.3%
Macy's, Inc.                                          37,700              390
                                                                     --------

                           VIRTUS GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

DISTILLERS & VINTNERS--0.2%
Brown-Forman Corp. Class B                             6,900         $    355
                                                                     --------

DIVERSIFIED BANKS--0.7%
Wells Fargo & Co.                                     39,100            1,153
                                                                     --------

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.                   5,200              127
                                                                     --------

DRUG RETAIL--0.3%
CVS Caremark Corp.                                    18,200              523
                                                                     --------

EDUCATION SERVICES--0.2%
Apollo Group, Inc.(b)                                  5,000              383
                                                                     --------

ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
Acuity Brands, Inc.                                    7,000              245
Emerson Electric Co.                                  41,800            1,530
                                                                     --------
                                                                        1,775
                                                                     --------

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc.(b)                         17,500              274
                                                                     --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                                 12,300              199
                                                                     --------

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Waste Management, Inc.                                18,000              597
                                                                     --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.9%
Monsanto Co.                                          17,500            1,231
Terra Industries, Inc.                                 9,200              154
                                                                     --------
                                                                        1,385
                                                                     --------

FOOD DISTRIBUTORS--1.2%
SYSCO Corp.                                           84,100            1,929
                                                                     --------

FOOD RETAIL--1.2%
Kroger Co. (The)                                      67,800            1,791
                                                                     --------

FOOTWEAR--0.8%
NIKE, Inc.                                            22,900            1,168
                                                                     --------

GAS UTILITIES--0.1%
Nicor, Inc.                                            3,500              122
                                                                     --------

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                     16,000              232
Dollar Tree, Inc.(b)                                   8,800              368
                                                                     --------
                                                                          600
                                                                     --------


                                                     SHARES            VALUE
                                                   ---------         --------

HEALTH CARE DISTRIBUTORS--0.9%
Cardinal Health, Inc.                                 42,500         $  1,465
                                                                     --------

HEALTH CARE EQUIPMENT--0.3%
Boston Scientific Corp.(b)                            50,000              387
St. Jude Medical, Inc.(b)                              4,000              132
                                                                     --------
                                                                          519
                                                                     --------

HOME IMPROVEMENT RETAIL--0.3%
Sherwin-Williams Co. (The)                             7,300              436
                                                                     --------

HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                                   10,100              344
                                                                     --------

HOUSEHOLD PRODUCTS--2.2%
Kimberly-Clark Corp.                                  11,200              591
Procter & Gamble Co. (The)                            45,400            2,806
                                                                     --------
                                                                        3,397
                                                                     --------

HYPERMARKETS & SUPER CENTERS--1.6%
BJ's Wholesale Club, Inc.(b)                          19,300              661
Wal-Mart Stores, Inc.                                 31,600            1,772
                                                                     --------
                                                                        2,433
                                                                     --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
NRG Energy, Inc.(b)                                   19,600              457
                                                                     --------

INDUSTRIAL CONGLOMERATES--0.6%
Tyco International Ltd.                               40,800              881
                                                                     --------

INDUSTRIAL MACHINERY--1.2%
Dover Corp.                                           11,000              362
Eaton Corp.                                           10,700              532
Gardner Denver, Inc.(b)                                8,800              206
Illinois Tool Works, Inc.                              7,500              263
Parker Hannifin Corp.                                 11,900              506
                                                                     --------
                                                                        1,869
                                                                     --------

INSURANCE BROKERS--0.7%
AON Corp.                                             19,600              895
Gallagher (Arthur J.) & Co.                            5,900              153
                                                                     --------
                                                                        1,048
                                                                     --------

INTEGRATED OIL & GAS--11.6%
Chevron Corp.                                         51,700            3,824
ConocoPhillips                                        59,900            3,103
Exxon Mobil Corp.                                     91,900            7,336
Occidental Petroleum Corp.                            62,000            3,720
                                                                     --------
                                                                       17,983
                                                                     --------

                           VIRTUS GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

INTEGRATED TELECOMMUNICATION SERVICES--4.4%
AT&T, Inc.                                           117,400         $  3,346
Embarq Corp.                                          10,500              378
Verizon Communications, Inc.                          55,600            1,885
Windstream Corp.                                     138,300            1,272
                                                                     --------
                                                                        6,881
                                                                     --------

INTERNET RETAIL--0.1%
Expedia, Inc.(b)                                      18,500              152
                                                                     --------

INTERNET SOFTWARE & SERVICES--1.1%
eBay, Inc.(b)                                         54,700              764
Google, Inc.(b)                                        3,200              984
                                                                     --------
                                                                        1,748
                                                                     --------

INVESTMENT BANKING & BROKERAGE--0.5%
Charles Schwab Corp. (The)                            29,900              484
TD Ameritrade Holding Corp.(b)                        22,900              326
                                                                     --------
                                                                          810
                                                                     --------

LEISURE PRODUCTS--0.2%
Hasbro, Inc.                                          13,100              382
                                                                     --------

LIFE & HEALTH INSURANCE--3.7%
AFLAC, Inc.                                           33,800            1,549
Lincoln National Corp.                                22,200              418
MetLife, Inc.                                         45,200            1,576
Principal Financial Group, Inc.                       32,500              733
Prudential Financial, Inc.                             7,700              233
StanCorp Financial Group, Inc.                        12,900              539
Unum Group                                            39,500              735
                                                                     --------
                                                                        5,783
                                                                     --------

LIFE SCIENCES TOOLS & SERVICES--0.9%
Life Technologies Corp.(b)                            15,015              350
Thermo Fisher Scientific, Inc.(b)                     25,100              855
Varian, Inc.(b)                                        4,200              141
                                                                     --------
                                                                        1,346
                                                                     --------

MANAGED HEALTH CARE--1.8%
Aetna, Inc.                                           27,200              775
CIGNA Corp.                                           19,500              329
Magellan Health Services, Inc.(b)                      5,400              211
UnitedHealth Group, Inc.                              26,500              705
WellPoint, Inc.(b)                                    18,000              758
                                                                     --------
                                                                        2,778
                                                                     --------


                                                     SHARES            VALUE
                                                   ---------         --------

METAL & GLASS CONTAINERS--0.3%
Owens-Illinois, Inc.(b)                               17,900         $    489
                                                                     --------

MORTGAGE REITS--0.6%
Annaly Capital Management, Inc.                       61,100              970
                                                                     --------

MOVIES & ENTERTAINMENT--2.1%
Cinemark Holdings, Inc.                               21,300              158
Time Warner, Inc.                                    114,300            1,150
Viacom, Inc. Class B(b)                               52,500            1,001
Walt Disney Co. (The)                                 39,300              892
                                                                     --------
                                                                        3,201
                                                                     --------

MULTI-LINE INSURANCE--0.7%
Hartford Financial Services Group, Inc. (The)         11,200              184
Loews Corp.                                           33,500              946
                                                                     --------
                                                                        1,130


MULTI-UTILITIES--0.8%
Public Service Enterprise Group, Inc.                 40,800            1,190
                                                                     --------

OFFICE REITS--0.1%
Lexington Realty Trust                                44,000              220
                                                                     --------

OFFICE SERVICES & SUPPLIES--0.3%
Avery Dennison Corp.                                  12,300              403
                                                                     --------

OIL & GAS DRILLING--0.5%
ENSCO International, Inc.                              8,800              250
Transocean Ltd.(b)                                    11,400              538
                                                                     --------
                                                                          788
                                                                     --------

OIL & GAS EQUIPMENT & SERVICES--0.4%
Dresser-Rand Group, Inc.(b)                           15,100              261
Tidewater, Inc.                                        7,500              302
                                                                     --------
                                                                          563
                                                                     --------

OIL & GAS EXPLORATION & PRODUCTION--0.7%
Devon Energy Corp.                                    11,800              775
Noble Energy, Inc.                                     7,000              345
                                                                     --------
                                                                        1,120
                                                                     --------

OIL & GAS STORAGE & TRANSPORTATION--0.1%
Valero Energy Corp.                                    7,500              162
                                                                     --------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.6%
Bank of America Corp.                                 64,600              909
JPMorgan Chase & Co.                                  51,500            1,624
                                                                     --------
                                                                        2,533
                                                                     --------

                           VIRTUS GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co.                                      5,700         $    171
Ralcorp Holdings, Inc.(b)                              4,500              263
                                                                     --------
                                                                          434
                                                                     --------

PHARMACEUTICALS--8.7%
Abbott Laboratories                                    7,100              379
Bristol-Myers Squibb Co.                              68,800            1,600
Endo Pharmaceuticals Holdings, Inc.(b)                13,200              342
Forest Laboratories, Inc.(b)                          19,300              491
Johnson & Johnson                                     43,400            2,597
Lilly (Eli) & Co.                                     33,500            1,349
Medicis Pharmaceutical Corp.                          17,000              236
Merck & Co., Inc.                                     54,600            1,660
Pfizer, Inc.                                         265,400            4,700
Schering-Plough Corp.                                 14,200              242
                                                                     --------
                                                                       13,596
                                                                     --------

PROPERTY & CASUALTY INSURANCE--2.3%
Chubb Corp. (The)                                     21,100            1,076
Cincinnati Financial Corp.                            21,700              631
Travelers Cos., Inc. (The)                            41,500            1,876
                                                                     --------
                                                                        3,583
                                                                     --------

PUBLISHING--0.1%
McGraw-Hill Cos., Inc. (The)                           8,900              206
                                                                     --------

RAILROADS--1.2%
Burlington Northern Santa Fe Corp.                     5,800              439
CSX Corp.                                             16,900              549
Norfolk Southern Corp.                                12,700              598
Union Pacific Corp.                                    5,800              277
                                                                     --------
                                                                        1,863
                                                                     --------

REGIONAL BANKS--0.4%
Bank of Hawaii Corp.                                  14,900              673
                                                                     --------

RESTAURANTS--2.2%
McDonald's Corp.                                      53,900            3,352
                                                                     --------

SEMICONDUCTORS--2.3%
Intel Corp.                                          148,900            2,183
LSI Corp.(b)                                         163,600              538
Silicon Laboratories, Inc.(b)                          6,900              171
Texas Instruments, Inc.                               39,500              613
                                                                     --------
                                                                        3,505
                                                                     --------


                                                     SHARES            VALUE
                                                   ---------         --------

SOFT DRINKS--1.6%
Coca-Cola Co. (The)                                   20,000         $    905
Coca-Cola Enterprises, Inc.                           71,800              864
Pepsi Bottling Group, Inc. (The)                      14,900              335
PepsiAmericas, Inc.                                   20,600              420
                                                                     --------
                                                                        2,524
                                                                     --------

SPECIALIZED CONSUMER SERVICES--0.2%
Block (H&R), Inc.                                     10,600              241
                                                                     --------

SPECIALIZED FINANCE--0.3%
NYSE Euronext, Inc.                                   19,400              531
                                                                     --------

SPECIALIZED REITS--0.3%
Host Hotels & Resorts, Inc.                           59,700              452
                                                                     --------

SPECIALTY CHEMICALS--0.3%
Lubrizol Corp. (The)                                  11,800              429
                                                                     --------

SPECIALTY STORES--0.1%
Tiffany & Co.                                          5,900              139
                                                                     --------

STEEL--0.1%
AK Steel Holding Corp.                                12,000              112
                                                                     --------

SYSTEMS SOFTWARE--4.4%
BMC Software, Inc.(b)                                 12,900              347
Microsoft Corp.                                      192,000            3,733
Oracle Corp.(b)                                      114,600            2,032
Symantec Corp.(b)                                     58,600              792
                                                                     --------
                                                                        6,904
                                                                     --------

TOBACCO--1.2%
Altria Group, Inc.                                    57,300              863
Reynolds American, Inc.                               24,600              992
                                                                     --------
                                                                        1,855
                                                                     --------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp.(b)                               114,800              210
Telephone & Data Systems, Inc.                         4,600              146
                                                                     --------
                                                                          356
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $164,266)                                            152,371
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.6%


AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                 7,300              157
                                                                     --------

                           VIRTUS GROWTH & INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. (United States)               6,200         $    108
                                                                     --------

IT CONSULTING & OTHER SERVICES--0.7%
Accenture Ltd. (United States)                        34,900            1,144
                                                                     --------

PERSONAL PRODUCTS--0.4%
Herbalife Ltd. (United States)                        27,600              598
                                                                     --------

TOBACCO--0.3%
Philip Morris International, Inc. (Switzerland)       10,300              448
                                                                     --------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,278)                                                2,455
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $167,544)                                            154,826
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.9%


MONEY MARKET MUTUAL FUNDS--0.9%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                1,421,397            1,421
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,421)                                                1,421
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $168,965)                                            156,247(a)

Other assets and liabilities, net--(0.5)%                                (791)
                                                                     --------
NET ASSETS--100.0%                                                   $155,456
                                                                     ========




ABBREVIATIONS:
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                        VIRTUS GROWTH OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES           VALUE
                                                      ------          -------

DOMESTIC COMMON STOCKS--95.6%


AGRICULTURAL PRODUCTS--1.5%
Archer-Daniels-Midland Co.                            11,190          $   323
                                                                      -------

APPAREL RETAIL--2.0%
Guess?, Inc.                                          15,210              233
Urban Outfitters, Inc.(b)                             11,810              177
                                                                      -------
                                                                          410
                                                                      -------

APPLICATION SOFTWARE--1.5%
Adobe Systems, Inc.(b)                                 8,050              171
Citrix Systems, Inc.(b)                                6,000              142
                                                                      -------
                                                                          313
                                                                      -------

ASSET MANAGEMENT & CUSTODY BANKS--2.8%
BlackRock, Inc.                                        2,110              283
T. Rowe Price Group, Inc.                              8,670              307
                                                                      -------
                                                                          590
                                                                      -------

BIOTECHNOLOGY--8.0%
Alexion Pharmaceuticals, Inc.(b)                       9,980              361
Genzyme Corp.(b)                                       6,920              459
Gilead Sciences, Inc.(b)                              12,880              659
Myriad Genetics, Inc.(b)                               3,120              207
                                                                      -------
                                                                        1,686
                                                                      -------

CABLE & SATELLITE--1.7%
Comcast Corp. Class A                                 21,080              356
                                                                      -------

COMMUNICATIONS EQUIPMENT--7.2%
F5 Networks, Inc.(b)                                  16,430              375
Juniper Networks, Inc.(b)                             13,600              238
QUALCOMM, Inc.                                        24,970              895
                                                                      -------
                                                                        1,508
                                                                      -------

COMPUTER HARDWARE--5.9%
Apple, Inc.(b)                                         6,530              557
Hewlett-Packard Co.                                   18,980              689
                                                                      -------
                                                                        1,246
                                                                      -------

COMPUTER STORAGE & PERIPHERALS--1.1%
SanDisk Corp.(b)                                      23,900              229
                                                                      -------

CONSTRUCTION MATERIALS--1.1%
Martin Marietta Materials, Inc.                        2,465              239
                                                                      -------

DATA PROCESSING & OUTSOURCED SERVICES--1.3%
Visa, Inc. Class A                                     4,200              220


                                                      SHARES           VALUE
                                                      ------          -------

DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
Western Union Co. (The)                                3,610          $    52
                                                                      -------
                                                                          272
                                                                      -------

DEPARTMENT STORES--0.9%
Kohl's Corp.(b)                                        5,140              186
                                                                      -------

DIVERSIFIED BANKS--1.5%
Wells Fargo & Co.                                     10,680              315
                                                                      -------

EDUCATION SERVICES--0.7%
Apollo Group, Inc. Class A(b)                          1,930              148
                                                                      -------

ELECTRICAL COMPONENTS & EQUIPMENT--1.5%
First Solar, Inc.(b)                                   2,240              309
                                                                      -------

ENVIRONMENTAL & FACILITIES SERVICES--1.7%
Stericycle, Inc.(b)                                    6,790              354
                                                                      -------

FERTILIZERS & AGRICULTURAL CHEMICALS--2.1%
Monsanto Co.                                           6,410              451
                                                                      -------

FOOD RETAIL--0.9%
Kroger Co. (The)                                       7,310              193
                                                                      -------

HEALTH CARE EQUIPMENT--3.9%
Baxter International, Inc.                             8,280              444
Covidien Ltd.                                          4,830              175
Intuitive Surgical, Inc.(b)                            1,525              193
                                                                      -------
                                                                          812
                                                                      -------

HEALTH CARE SERVICES--2.2%
DaVita, Inc.(b)                                        3,780              187
Express Scripts, Inc.(b)                               4,940              272
                                                                      -------
                                                                          459
                                                                      -------

HOME ENTERTAINMENT SOFTWARE--0.6%
Activision Blizzard, Inc.(b)                          13,950              121
                                                                      -------

HOME IMPROVEMENT RETAIL--2.2%
Lowe's Cos., Inc.                                     12,510              269
Sherwin-Williams Co. (The)                             3,320              199
                                                                      -------
                                                                          468
                                                                      -------

HOMEBUILDING--3.1%
NVR, Inc.(b)                                             760              347
Pulte Homes, Inc.                                     27,710              303
                                                                      -------
                                                                          650
                                                                      -------

                        VIRTUS GROWTH OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES           VALUE
                                                      ------          -------

HUMAN RESOURCE & EMPLOYMENT SERVICES--2.2%
Robert Half International, Inc.                       21,850          $   455
                                                                      -------

HYPERMARKETS & SUPER CENTERS--1.4%
Costco Wholesale Corp.                                 5,440              286
                                                                      -------

INDUSTRIAL MACHINERY--1.1%
Pentair, Inc.                                         10,170              241
                                                                      -------

INSURANCE BROKERS--1.5%
Marsh & McLennan Cos., Inc.                           12,590              306
                                                                      -------

INTEGRATED OIL & GAS--1.0%
Occidental Petroleum Corp.                             3,350              201
                                                                      -------

INTERNET SOFTWARE & SERVICES--4.0%
Google, Inc. Class A(b)                                2,765              851
                                                                      -------

INVESTMENT BANKING & BROKERAGE--1.0%
Charles Schwab Corp. (The)                            12,500              202
                                                                      -------

MANAGED HEALTH CARE--1.0%
UnitedHealth Group, Inc.                               8,200              218
                                                                      -------

METAL & GLASS CONTAINERS--1.0%
Pactiv Corp.(b)                                        8,800              219
                                                                      -------

OIL & GAS EXPLORATION & PRODUCTION--2.3%
Petrohawk Energy Corp.(b)                             14,040              219
Southwestern Energy Co.(b)                             8,820              256
                                                                      -------
                                                                          475
                                                                      -------

OIL & GAS REFINING & MARKETING--0.9%
Valero Energy Corp.                                    9,050              196
                                                                      -------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
JPMorgan Chase & Co.                                   6,580              207
                                                                      -------

PHARMACEUTICALS--0.6%
Allergan, Inc.                                         2,910              117
                                                                      -------

RAILROADS--1.5%
Union Pacific Corp.                                    6,550              313
                                                                      -------

RESEARCH & CONSULTING SERVICES--0.7%
FTI Consulting, Inc.(b)                                3,510              157
                                                                      -------

RESTAURANTS--1.0%
Yum! Brands, Inc.                                      6,900              217
                                                                      -------

SEMICONDUCTOR EQUIPMENT--3.6%
Applied Materials, Inc.                               44,820              454


                                                      SHARES           VALUE
                                                      ------          -------

SEMICONDUCTOR EQUIPMENT--(CONTINUED)
Lam Research Corp.(b)                                 13,760          $   293
                                                                      -------
                                                                          747
                                                                      -------

SEMICONDUCTORS--7.1%
Broadcom Corp. Class A(b)                             25,330              430
Intel Corp.                                           46,490              681
Xilinx, Inc.                                          21,830              389
                                                                      -------
                                                                        1,500
                                                                      -------

SPECIALIZED FINANCE--1.4%
IntercontinentalExchange, Inc.(b)                      3,480              287
                                                                      -------

SPECIALTY STORES--1.2%
Staples, Inc.                                         14,210              255
                                                                      -------

SYSTEMS SOFTWARE--1.0%
McAfee, Inc.(b)                                        6,000              207
                                                                      -------

THRIFTS & MORTGAGE FINANCE--2.8%
Hudson City Bancorp, Inc.                             17,770              283
People's United Financial, Inc.                       16,640              297
                                                                      -------
                                                                          580
                                                                      -------

WIRELESS TELECOMMUNICATION SERVICES--0.9%
MetroPCS Communications, Inc.(b)                      13,020              193
                                                                      -------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $23,774)                                              20,068
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.7%


DIVERSIFIED METALS & MINING--1.3%
BHP Billiton Ltd. (Australia)                          6,200              266
                                                                      -------

OIL & GAS EQUIPMENT & SERVICES--1.7%
Schlumberger Ltd. (Netherlands)                        8,220              348
                                                                      -------

WIRELESS TELECOMMUNICATION SERVICES--1.7%
China Mobile Ltd. Sponsored ADR (China)                7,150              364
                                                                      -------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,223)                                                  978
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.3%
(IDENTIFIED COST $24,997)                                              21,046
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $24,997)                                              21,046(a)

Other assets and liabilities, net--(0.3)%                                 (62)
                                                                      -------
NET ASSETS--100.0%                                                    $20,984
                                                                      =======

                        VIRTUS GROWTH OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)











ABBREVIATIONS:
ADR   American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                           VIRTUS INCOME & GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

AGENCY MORTGAGE-BACKED SECURITIES--6.2%

FHLMC R010-AB 5.500%, 12/15/19                     $     276         $    282
FNMA
 5.000%, 6/1/18                                        1,094            1,129
 5.000%, 12/1/18                                       1,468            1,516
 4.000%, 7/1/19                                          543              552
 5.000%, 8/1/20                                          312              321
 6.000%, 11/1/31                                         275              284
 5.000%, 4/1/34                                        1,736            1,776
 5.500%, 7/1/34                                        1,754            1,801
 04-W6, 1A4 5.500%, 7/25/34                              526              498
 5.000%, 3/1/36                                          177              181
 5.500%, 5/1/36                                          178              183
 5.500%, 4/1/37                                          333              342
 6.000%, 9/1/37                                          613              632
 6.000%, 2/1/38                                          516              532
GNMA
 6.500%, 11/15/23                                         94               99
 6.500%, 11/15/23                                         10               10
 6.500%, 11/15/23                                        118              124
 6.500%, 11/15/23                                         62               65
 6.500%, 12/15/23                                        128              133
 6.500%, 12/15/23                                         87               91
 6.500%, 12/15/23                                        108              112
 6.500%, 3/15/24                                          87               91
 6.500%, 4/15/24                                          43               45
 6.500%, 7/15/24                                         502              524
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,052)                                              11,323
-------------------------------------------------------------------------------

MUNICIPAL BONDS--4.6%


ARIZONA--0.6%
Salt River Project Agricultural Improvement &
 Power District Electric System Series A
 5.000%, 1/1/38                                        1,260            1,187
                                                                     --------

DELAWARE--0.6%
Delaware Transportation Authority Motor Fuel Tax
 Series A (MBIA Insured) 5.000%, 7/1/19                  980            1,044
                                                                     --------

FLORIDA--0.1%
Miami-Dade County Educational Facilities
 Authority Taxable Series C 5.480%, 4/1/16               230              231
                                                                     --------


                                                   PAR VALUE           VALUE
                                                   ---------         --------

MINNESOTA--0.8%
State of Minnesota 5.000%, 8/1/19                  $   1,400         $  1,528
                                                                     --------

PENNSYLVANIA--2.4%
City of Pittsburgh Pension Obligation Taxable
 Series C (FGIC Insured) 6.500%, 3/1/17                4,250            4,344
                                                                     --------

VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
 Series A-1 6.706%, 6/1/46                               355              194
                                                                     --------
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $8,594)                                                8,528
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.6%

Associates Manufactured Housing Pass-Through-
 Certificate 97-2, A6 7.075%, 3/15/28 (c)                271              271
Bayview Financial Acquisition Trust 06-A, 1A2
 5.483%, 2/28/41 (c)                                     488              379
Bombardier Capital Mortgage Securitization Corp.
 99-A, A3 5.980%, 1/15/18 (c)                            486              289
Capital One Auto Finance Trust 07-B, A3A
 5.030%, 4/15/12                                         828              781
Carmax Auto Owner Trust
 05-2, A4 4.340%, 9/15/10                                227              226
 07-2, A3 5.230%, 12/15/11                               899              885
Dunkin Securitization 06-1, M1 144A
 8.285%, 6/20/31 (b)                                     375              242
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
 4.622%, 11/25/35 (c)                                    181              172
JPMorgan Mortgage Acquisition Corp.
 06-CW2, AF3 5.777%, 8/25/36(c)                          605              354
 06-CW2, AF4 6.080%, 8/25/36(c)                          689              278
Renaissance Home Equity Loan Trust 06-1, AF2
 5.533%, 5/25/36 (c)                                     151              150
Residential Funding Mortgage Securities II, Inc.
 04-HI3, A4 4.630%, 1/25/20                              139              138
 06-HSA1, A3 5.230%, 2/25/36(c)                          810              230

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

Wachovia Auto Loan Owner Trust 06-2A, A3 144A
 5.230%, 8/22/11 (b)                               $     405         $    401
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,553)                                                4,796
-------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--14.4%


AIRLINES--0.4%
American Airlines, Inc. 01-1 6.977%, 5/23/21             658              329
Continental Airlines, Inc. 98-1A 6.648%, 9/15/17         442              323
United Airlines, Inc. 01-A1 6.071%, 3/1/13               143              134
                                                                     --------
                                                                          786
                                                                     --------

APPLICATION SOFTWARE--0.0%
Intuit, Inc. 5.750%, 3/15/17                              80               59
                                                                     --------

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Bank of New York / Mellon Corp. (The)
 4.950%, 11/1/12                                         370              375
BlackRock, Inc. 6.250%, 9/15/17                          375              351
Janus Capital Group, Inc. 6.250%, 6/15/12                185              148
                                                                     --------
                                                                          874
                                                                     --------

AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance North America LLC
 6.500%, 11/15/13                                        155              121
                                                                     --------

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc. 7.000%, 4/15/14                         300              220
                                                                     --------

BROADCASTING--0.4%
Comcast Corp. 5.300%, 1/15/14                            250              234
COX Communications, Inc. 144A 6.250%, 6/1/18(b)          300              266
Time Warner Cable, Inc. 5.850%, 5/1/17                   160              146
                                                                     --------
                                                                          646
                                                                     --------

BUILDING PRODUCTS--0.1%
Masco Corp. 5.850%, 3/15/17                              200              129
Owens Corning, Inc. 6.500%, 12/1/16                       70               51
                                                                     --------
                                                                          180
                                                                     --------

CASINOS & GAMING--0.1%
MGM MIRAGE 8.500%, 9/15/10                                30               25
Seneca Gaming Corp. Series B 7.250%, 5/1/12              260              211
                                                                     --------
                                                                          236
                                                                     --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Terex Corp. 7.375%, 1/15/14                              140              123
                                                                     --------


                                                   PAR VALUE           VALUE
                                                   ---------         --------

CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. 8.125%, 7/15/18                  $     200         $    144
Vulcan Materials Co. 5.600%, 11/30/12                    245              212
                                                                     --------
                                                                          356
                                                                     --------

CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A 6.750%, 7/15/13 (b)              180              168
                                                                     --------

CONSUMER FINANCE--1.6%
American Express Credit Corp. Series C
 7.300%, 8/20/13                                         275              282
Ford Motor Credit Co. 9.875%, 8/10/11                    300              222
Ford Motor Credit Co. LLC
 8.625%, 11/1/10                                         190              144
 9.203%, 4/15/12(c)                                       65               59
 7.800%, 6/1/12                                          255              179
GMAC LLC
 6.875%, 9/15/11                                         237              194
 6.750%, 12/1/14                                          73               50
SLM Corp. 6.220%, 2/1/10(c)                            2,250            1,762
                                                                     --------
                                                                        2,892
                                                                     --------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Broadridge Financial Solutions, Inc.
 6.125%, 6/1/17                                          325              236
Convergys Corp. 4.875%, 12/15/09                         750              632
                                                                     --------
                                                                          868
                                                                     --------

DIVERSIFIED BANKS--0.2%
Wachovia Corp. 4.875%, 2/15/14                           435              400
                                                                     --------

ELECTRIC UTILITIES--0.5%
Allegheny Energy Supply Co. LLC 144A
 8.250%, 4/15/12 (b)                                     140              138
Dominion Resources, Inc. Series D
 5.000%, 3/15/13                                         185              178
FPL Group Capital, Inc. 7.875%, 12/15/15                  45               49
Great River Energy 144A 5.829%, 7/1/17 (b)               284              222
Midwest Generation LLC Series B 8.560%, 1/2/16           117              112
Northeast Utilities 5.650%, 6/1/13                       265              247
                                                                     --------
                                                                          946
                                                                     --------

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Mettler-Toledo International, Inc.
 4.850%, 11/15/10                                      1,000              985
                                                                     --------

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc. 8.250%, 3/15/18                $     220         $    141
Tyco Electronic Group SA 6.000%, 10/1/12                 125              113
                                                                     --------
                                                                          254
                                                                     --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc. 6.125%, 2/15/14         500              453
                                                                     --------

FOOD RETAIL--0.2%
Kroger Co. (The)
 6.800%, 12/15/18                                        150              155
 6.150%, 1/15/20                                         258              255
                                                                     --------
                                                                          410
                                                                     --------

GAS UTILITIES--0.2%
AmeriGas Partners LP 7.250%, 5/20/15                     500              410
                                                                     --------

HEALTH CARE SERVICES--0.2%
Quest Diagnostics, Inc. 6.400%, 7/1/17                   330              303
                                                                     --------

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16                  350              265
                                                                     --------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16             340              187
                                                                     --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
AES Corp. (The) 7.750%, 10/15/15                         370              313
                                                                     --------

INDUSTRIAL REITS--0.0%
ProLogis 6.625%, 5/15/18                                 150               72
                                                                     --------

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
AT&T, Inc. 5.625%, 6/15/16                               550              552
Frontier Communication Corp. 6.250%, 1/15/13             235              201
Qwest Corp.
 7.875%, 9/1/11                                          150              138
 6.500%, 6/1/17                                          190              141
Verizon Communications, Inc. 4.900%, 9/15/15             275              258
                                                                     --------
                                                                        1,290
                                                                     --------

INVESTMENT BANKING & BROKERAGE--0.8%
Bear Stearns Cos., Inc. (The) 7.250%, 2/1/18             330              362
Goldman Sachs Group, Inc. (The)
 5.950%, 1/18/18                                         280              266
 6.150%, 4/1/18                                          225              216
Merrill Lynch & Co., Inc. (Brazil)
 6.110%, 1/29/37 (d)                                     415(f)           373


                                                   PAR VALUE           VALUE
                                                   ---------         --------

INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Morgan Stanley 144A (Brazil)
 10.090%, 5/3/17 (b)(d)                            $     750(f)      $    199
                                                                     --------
                                                                        1,416
                                                                     --------

LEISURE PRODUCTS--0.2%
Brunswick Corp. 11.750%, 8/15/13                         200               90
Hasbro, Inc. 6.300%, 9/15/17                             275              260
                                                                     --------
                                                                          350
                                                                     --------

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12                         245              235
                                                                     --------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                           310              236
                                                                     --------

OFFICE ELECTRONICS--0.2%
Xerox Corp. 6.750%, 2/1/17                               385              279
                                                                     --------

OFFICE REITS--0.1%
HRPT Properties Trust 5.750%, 11/1/15                    325              173
                                                                     --------

OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc. 4.750%, 5/15/18                       450              420
                                                                     --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. 144A
 9.500%, 1/15/16 (b)                                      60               32
                                                                     --------

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Chesapeake Energy Corp. 6.875%, 11/15/20                 325              236
EOG Resources, Inc. 6.125%, 10/1/13                      135              141
Petropower I Funding Trust 144A
 7.360%, 2/15/14 (b)                                     997              915
Plains Exploration & Production Co.
 7.750%, 6/15/15                                         150              114
Swift Energy Co. 7.125%, 6/1/17                          325              185
                                                                     --------
                                                                        1,591
                                                                     --------

OIL & GAS REFINING & MARKETING--0.1%
Tesoro Corp. 6.500%, 6/1/17                              315              174
                                                                     --------

OIL & GAS STORAGE & TRANSPORTATION--0.7%
Buckeye Partners LP 6.050%, 1/15/18                       75               63
Kinder Morgan Finance Co. ULC 5.700%, 1/5/16             930              698
NGPL PipeCo LLC 144A 6.514%, 12/15/12(b)                 325              308
TEPPCO Partners LP 7.625%, 2/15/12                       150              144
                                                                     --------
                                                                        1,213
                                                                     --------

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.9%
Bank of America Corp.
 5.750%, 8/15/16                                   $     300         $    280
 5.750%, 12/1/17                                         205              205
 5.650%, 5/1/18                                          300              302
Citigroup, Inc.
 5.625%, 8/27/12                                         600              562
 5.000%, 9/15/14                                         100               88
General Electric Capital Corp. 5.375%, 10/20/16          800              791
International Lease Finance Corp.
 4.750%, 1/13/12                                         375              262
JPMorgan Chase & Co.
 5.250%, 5/1/15                                          350              330
Series 1 7.900%, 4/29/49(c)                              214              178
National Rural Utilities Cooperative Finance Corp.
 5.500%, 7/1/13                                          450              436
                                                                     --------
                                                                        3,434
                                                                     --------

PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC / Verso Paper, Inc.
 Series B 6.943%, 8/1/14 (c)                             107               32
                                                                     --------

REGIONAL BANKS--0.7%
National City Bank 1.586%, 6/29/09(c)                    265              258
Northern Trust Co. (The) 6.500%, 8/15/18                 250              267
SunTrust Banks, Inc. 5.250%, 11/5/12                     370              362
Wachovia Bank NA 5.000%, 8/15/15                         250              218
Zions Bancorp. 5.650%, 5/15/14                           250              187
                                                                     --------
                                                                        1,292
                                                                     --------

RESEARCH & CONSULTING SERVICES--0.1%
Equifax, Inc. 6.300%, 7/1/17                             260              188
                                                                     --------

SPECIALIZED FINANCE--0.2%
CME Group, Inc. 5.400%, 8/1/13                           125              124
Rabobank Capital Funding II 144A
 5.260%, 12/29/49 (b)(c)                                 500              265
                                                                     --------
                                                                          389
                                                                     --------

SPECIALIZED REITS--0.2%
Host Hotels & Resorts LP 6.875%, 11/1/14                 250              194
Realty Income Corp. 6.750%, 8/15/19                      140               81
                                                                     --------
                                                                          275
                                                                     --------

TOBACCO--0.4%
Altria Group, Inc. 8.500%, 11/10/13                      180              187


                                                   PAR VALUE           VALUE
                                                   ---------         --------

TOBACCO--(CONTINUED)
Reynolds American, Inc. 7.300%, 7/15/15            $     550         $    464
                                                                     --------
                                                                          651
                                                                     --------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Verizon Wireless 144A 8.500%, 11/15/18(b)                225              264
                                                                     --------
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $31,267)                                              26,461
-------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--13.1%

Bear Stearns Adjustable Rate Mortgage Trust
 05-12, 13A1 5.446%, 2/25/36 (c)                         689              443
Bear Stearns Commercial Mortgage Securities
 06-PW12, A4 5.718%, 9/11/38(c)                        1,185              964
 05-PWR8, A2 4.484%, 6/11/41                             135              123
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
 5.000%, 8/25/35                                         541              447
Citigroup/Deutsche Bank Commercial Mortgage Trust
 05-CD1, AM 5.225%, 7/15/44(c)                           600              356
 06-CD2, A4 5.362%, 1/15/46(c)                         1,420            1,139
Countrywide Home Loan Mortgage Pass-Through
 Trust 04-13, 1A1 5.500%, 8/25/34                        746              672
Credit Suisse Mortgage Capital Certificates
 06-C1, A4 5.552%, 2/15/39 (c)                         2,050            1,665
Crown Castle Towers LLC 05-1A, AFX 144A
 4.643%, 6/15/35 (b)                                     915              778
First Horizon Asset Securities, Inc.
 05-AR1, 2A1 4.999%, 4/25/35 (c)                         728              493
GMAC Commercial Mortgage Securities, Inc.
 03-C2, A2 5.485%, 5/10/40 (c)                           215              193
Greenwich Capital Commercial Funding Corp.
 04-GG1, A7 5.317%, 6/10/36 (c)                        4,100            3,411
GS Mortgage Securities Corp. II
 05-GG4, AJ 4.782%, 7/10/39                              950              425
 07-GG10, A4 5.799%, 8/10/45(c)                          600              435
JPMorgan Chase Commercial Mortgage
 Securities Corp.
 01-CIBC, A3 6.260%, 3/15/33                           1,022              999
 07-LD12, A4 5.882%, 2/15/51(c)                          575              409
Lehman Brothers - UBS Commercial Mortgage Trust
 04-C7, A6 4.786%, 10/15/29(c)                         1,800            1,439
 06-C6, A4 5.372%, 9/15/39                               775              608

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

 07-C2, A2 5.303%, 2/15/40                         $   1,550         $  1,222
 07-C6, A2 5.845%, 7/15/40                               175              133
 07-C7, A3 5.866%, 9/15/45(c)                            600              425
MASTR Resecuritization Trust 05-1 144A
 5.000%, 10/28/34 (b)(m)                                 320              106
Merrill Lynch Mortgage Trust 06-C1, AM
 5.657%, 5/12/39 (c)                                     850              437
Morgan Stanley Capital I 06-T23, A4
 5.811%, 8/12/41 (c)                                     955              778
Residential Accredit Loans, Inc. 06-QA1, A21
 5.950%, 1/25/36 (c)                                   1,160              548
Residential Funding Mortgage Securities I, Inc.
 05-SA1, 2A 4.836%, 3/25/35 (c)                          801              519
Structured Asset Securities Corp. 05-17, 1A6
 5.500%, 10/25/35                                        843              586
Timberstar Trust 06-1A, A 144A
 5.668%, 10/15/36 (b)                                    800              517
Wachovia Bank Commercial Mortgage Trust
 07-C30, A5 5.342%, 12/15/43                             400              262
 07-C33, A4 5.902%, 2/15/51(c)                           575              416
Wells Fargo Mortgage Backed Securities Trust
 04-EE, 2A3 4.161%, 12/25/34(c)                          725              496
 05-AR4, 2A1 4.537%, 4/25/35(c)                        1,147              784
 05-AR4, 2A2 4.537%, 4/25/35(c)                          229              171
 05-AR16, 6A3 5.002%, 10/25/35(c)                        610              432
 05-14, 2A1 5.500%, 12/25/35                           1,523            1,058
 07-AR3, A4 6.059%, 4/25/37(c)                           326              202
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $32,234)                                              24,091
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.6%


CANADA--0.2%
Commonwealth of Canada 2.750%, 12/1/10                   500(g)           418
                                                                     --------

GERMANY--0.2%
Federal Republic of Germany Series 147
 2.500%, 10/8/10                                         310(h)           436
                                                                     --------

INDONESIA--0.2%
Republic of Indonesia RegS 6.625%, 2/17/37 (e)           600              432
                                                                     --------

MEXICO--0.1%
Republic of Mexico 9.000%, 12/20/12                    2,500(k)           189
                                                                     --------


                                                   PAR VALUE           VALUE
                                                   ---------         --------

NORWAY--0.2%
Kingdom of Norway 6.000%, 5/16/11                      1,800(i)      $    277
                                                                     --------

PHILIPPINES--0.0%
Republic of Philippines 10.625%, 3/16/25           $      75               87
                                                                     --------

SWEDEN--0.2%
Kingdom of Sweden Series 1048 4.000%, 12/1/09          2,235(j)           290
                                                                     --------

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
 9.875%, 10/1/09 (e)                                     140              144
                                                                     --------

TURKEY--0.2%
Republic of Turkey
 12.375%, 6/15/09                                        200              206
 7.000%, 6/5/20                                          110              107
                                                                     --------
                                                                          313
                                                                     --------

UKRAINE--0.1%
Republic of Ukraine 144A 6.580%, 11/21/16 (b)            320              120
                                                                     --------

VENEZUELA--0.1%
Republic of Venezuela
RegS 5.750%, 2/26/16(e)                                  175               75
 9.250%, 9/15/27                                         365              197
                                                                     --------
                                                                          272
-------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $3,384)                                                2,978
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--5.1%


ARUBA--0.2%
UFJ Finance AEC 6.750%, 7/15/13                          325              318
                                                                     --------

AUSTRALIA--0.9%
National Capital Trust II 144A
 5.486%, 12/29/49 (b)(c)                               1,000              528
Rio Tinto Finance USA Ltd. 6.500%, 7/15/18               450              330
United Energy Distribution Holdings Property Ltd.
 144A 5.450%, 4/15/16 (b)                                500              568
Westfield Capital Corp. Ltd. / Westfield Finance
 Authority 144A 5.125%, 11/15/14(b)                      420              293
                                                                     --------
                                                                        1,719
                                                                     --------

CANADA--0.5%
Agrium, Inc. 6.750%, 1/15/19                             250              239
Catalyst Paper Corp. 7.375%, 3/1/14                      210               79

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------

CANADA--(CONTINUED)
EnCana Corp. 5.900%, 12/1/17                       $     195         $    163
Petro-Canada 6.050%, 5/15/18                             120               99
Videotron Ltee / Quebecor Media, Inc.
 6.375%, 12/15/15                                        225              178
Xstrata Canada Corp. 5.500%, 6/15/17                     295              187
                                                                     --------
                                                                          945
                                                                     --------

CHILE--0.2%
Banco Santander Chile 144A 5.375%, 12/9/14 (b)           325              300
                                                                     --------

FRANCE--0.1%
Compagnie Generale de Geophysique-Veritas
 7.750%, 5/15/17                                         325              190
                                                                     --------

GERMANY--0.1%
Deutsche Bank AG 4.875%, 5/20/13                         110              108
                                                                     --------

IRELAND--0.0%
OJSC Vimpel Communications (VIP Finance
 Ireland Ltd.) 144A 9.125%, 4/30/18 (b)                  160               87
                                                                     --------

ISRAEL--0.1%
Israel Electric Corp. Ltd. 144A
 7.250%, 1/15/19 (b)                                     200              187
                                                                     --------

ITALY--0.1%
Telecom Italia Capital SA 6.999%, 6/4/18                 250              203
                                                                     --------

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A
 7.000%, 11/3/09 (b)                                     250              216
KazMunaiGaz Finance Sub BV 144A
 9.125%, 7/2/18 (b)                                      240              156
                                                                     --------
                                                                          372
                                                                     --------

LUXEMBOURG--0.1%
ArcelorMittal 6.125%, 6/1/18                             250              157
                                                                     --------

PHILIPPINES--0.1%
National Power Corp. 9.625%, 5/15/28                     270              220
                                                                     --------

RUSSIA--0.4%
Gaz Capital SA 144A 8.146%, 4/11/18 (b)                  100               74
Gazprom OAO (Gaz Capital SA) 144A
 6.212%, 11/22/16(b)                                     285              188
 6.510%, 3/7/22(b)                                       125               75
OJSC AK Transneft (TransCapitalInvest Ltd.)
 144A 5.670%, 3/5/14 (b)                                 380              246


                                                   PAR VALUE           VALUE
                                                   ---------         --------

RUSSIA--(CONTINUED)
TNK-BP Finance SA RegS 6.125%, 3/20/12 (e)         $     375         $    211
                                                                     --------
                                                                          794
                                                                     --------

SINGAPORE--0.3%
DBS Bank Ltd. 144A 5.000%, 11/15/19 (b)(c)               700              632
                                                                     --------

SOUTH KOREA--0.4%
Export-Import Bank of Korea 5.500%, 10/17/12             330              306
Korea Development Bank 3.875%, 3/2/09                    350              348
                                                                     --------
                                                                          654
                                                                     --------

TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
 3.949%, 2/15/12 (b)(c)                                  203              173
                                                                     --------

UNITED ARAB EMIRATES--0.3%
Abu Dhabi National Energy Co. 144A
 5.620%, 10/25/12(b)                                     210              168
 5.875%, 10/27/16(b)                                     355              290
                                                                     --------
                                                                          458
                                                                     --------

UNITED KINGDOM--0.6%
BAT International Finance plc 144A
 9.500%, 11/15/18(b)                                      60               62
HBOS plc 144A 5.375%, 11/29/49 (b)(c)                    750              366
Petroplus Finance Ltd. 144A 6.750%, 5/1/14 (b)           185              118
Tate & Lyle International Finance plc 144A
 6.625%, 6/15/16 (b)                                     325              272
Vodafone Group plc
 5.000%, 9/15/15                                         175              161
 6.150%, 2/27/37                                         160              158
                                                                     --------
                                                                        1,137
                                                                     --------

UNITED STATES--0.3%
Credit Suisse New York 5.000%, 5/15/13                   330              318
CRH America, Inc. 6.000%, 9/30/16                        310              193
Nova Chemicals Corp. 5.720%, 11/15/13(c)                 235               90
                                                                     --------
                                                                          601
                                                                     --------

VENEZUELA--0.1%
Petroleos de Venezuela S.A. 5.250%, 4/12/17              425              154
                                                                     --------

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                   PAR VALUE           VALUE
                                                   ---------         --------
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $12,676)                                               9,409
-------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(C)--1.8%


ADVERTISING--0.0%
Lamar Media Corp. Tranche F 4.000%, 3/31/14        $      45         $     39
                                                                     --------

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B 5.000%, 12/16/13                369              152
                                                                     --------

BROADCASTING--0.1%
Charter Communications Operating LLC Tranche
 4.640%, 3/6/14                                          323              239
MCC Georgia LLC Tranche E 6.500%, 1/3/16                  38               29
                                                                     --------
                                                                          268
                                                                     --------

COMMUNICATIONS EQUIPMENT--0.1%
CommScope, Inc. Tranche B 4.995%, 12/27/14               308              227
                                                                     --------

CONSUMER FINANCE--0.1%
Hertz Corp.
Letter of Credit 3.275%, 12/21/12                         56               34
Tranche B 3.356%, 12/21/12                               314              193
                                                                     --------
                                                                          227
                                                                     --------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
First Data Corp. Tranche B-3 4.862%, 9/24/14             495              317
                                                                     --------

ELECTRIC UTILITIES--0.0%
Texas Competitive Electric Holdings Co. LLC
 Tranche B-2 6.145%, 10/10/14                             89               62
                                                                     --------

HEALTH CARE FACILITIES--0.3%
HCA, Inc.
 Tranche A 4.801%, 11/18/12                              135              115
 Tranche B 5.051%, 11/18/13                              208              165
Health Management Associates, Inc. Tranche B
 4.551%, 2/28/14                                          47               29
HealthSouth Corp. Tranche 4.690%, 3/10/13                196              154
                                                                     --------
                                                                          463
                                                                     --------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
 2.975%, 2/6/14                                          232              124
                                                                     --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
NRG Energy, Inc.
 Tranche B 4.301%, 2/1/13                                117              103


                                                   PAR VALUE           VALUE
                                                   ---------         --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--(CONTINUED)
Letter of Credit 4.301%, 2/1/13                    $      57         $     51
                                                                     --------
                                                                          154
                                                                     --------

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Level 3 Communications, Inc. Tranche B
 7.000%, 3/13/14                                          23               15
                                                                     --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. Tranche
 4.626%, 7/1/13                                           81               57
                                                                     --------

PACKAGED FOODS & MEATS--0.0%
Wrigley (WM) Jr. Co. Tranche B 0.000%, 10/16/14           45               43
                                                                     --------

PAPER PRODUCTS--0.2%
Georgia-Pacific Corp. Tranche B-1
 4.465%, 12/20/12                                        331              274
                                                                     --------

PUBLISHING--0.1%
Idearc, Inc. Tranche B 4.635%, 11/17/14                  369              116
                                                                     --------

SPECIALIZED FINANCE--0.1%
Sungard Data Systems, Inc. Tranche B
 4.508%, 2/28/14                                         369              252
                                                                     --------

SPECIALTY CHEMICALS--0.1%
Compass Minerals Group, Inc. Tranche B
 3.225%, 12/22/12                                        199              169
                                                                     --------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
ALLTEL Communications, Inc. Tranche B-3
 3.939%, 5/15/15                                         223              221
MetroPCS Wireless, Inc. Tranche B
 4.906%, 2/20/14                                         174              141
                                                                     --------
                                                                          362
-------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $4,786)                                                3,321
-------------------------------------------------------------------------------
                                                     SHARES            VALUE
                                                   ---------         --------

DOMESTIC COMMON STOCKS--47.4%


ADVERTISING--0.1%
Omnicom Group, Inc.                                    7,800              210
                                                                     --------

AEROSPACE & DEFENSE--2.1%
Boeing Co. (The)                                      11,300              482
General Dynamics Corp.                                12,800              737

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

AEROSPACE & DEFENSE--(CONTINUED)
Honeywell International, Inc.                         14,800         $    486
Northrop Grumman Corp.                                 6,300              284
Raytheon Co.                                           7,200              367
United Technologies Corp.                             26,600            1,426
                                                                     --------
                                                                        3,782
                                                                     --------

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc.                      8,000              231
                                                                     --------

AIRLINES--0.1%
SkyWest, Inc.                                         10,300              192
                                                                     --------

APPAREL RETAIL--0.2%
Gap, Inc. (The)                                       22,300              299
TJX Cos., Inc. (The)                                   6,100              125
                                                                     --------
                                                                          424
                                                                     --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Coach, Inc.(l)                                         6,100              127
Polo Ralph Lauren Corp.                                6,300              286
VF Corp.                                               4,000              219
                                                                     --------
                                                                          632
                                                                     --------

APPLICATION SOFTWARE--0.1%
Adobe Systems, Inc.(l)                                10,200              217
                                                                     --------

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
Ameriprise Financial, Inc.                            16,600              388
Ares Capital Corp.                                    13,000               82
Bank of New York Mellon Corp. (The)                   45,026            1,276
Federated Investors, Inc.                              7,100              120
Northern Trust Corp.                                  18,900              986
SEI Investments Co.                                   10,700              168
State Street Corp.                                    16,500              649
                                                                     --------
                                                                        3,669
                                                                     --------

BIOTECHNOLOGY--0.8%
Amgen, Inc.(l)                                        18,200            1,051
Cephalon, Inc.(l)                                      6,500              501
                                                                     --------
                                                                        1,552
                                                                     --------

BROADCASTING--0.1%
CBS Corp.                                             23,900              196
                                                                     --------

CABLE & SATELLITE--0.2%
Comcast Corp.                                         24,200              409
                                                                     --------


                                                     SHARES            VALUE
                                                   ---------         --------

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                           16,000         $    217
                                                                     --------

COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc.(l)                                78,300            1,276
Corning, Inc.                                          9,100               87
Emulex Corp.(l)                                        9,200               64
Juniper Networks, Inc.(l)                              6,500              114
                                                                     --------
                                                                        1,541
                                                                     --------

COMPUTER & ELECTRONICS RETAIL--0.1%
RadioShack Corp.                                      19,100              228
                                                                     --------

COMPUTER HARDWARE--2.6%
Apple, Inc.(l)                                         3,900              333
Hewlett-Packard Co.                                   59,930            2,175
International Business Machines Corp.                 28,000            2,356
                                                                     --------
                                                                        4,864
                                                                     --------

COMPUTER STORAGE & PERIPHERALS--0.2%
NetApp, Inc.(l)                                       12,600              176
QLogic Corp.(l)                                        8,900              120
                                                                     --------
                                                                          296
                                                                     --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
AGCO Corp.(l)                                          5,900              139
Caterpillar, Inc.                                      3,600              161
Cummins, Inc.                                          2,500               67
                                                                     --------
                                                                          367
                                                                     --------

CONSUMER ELECTRONICS--0.0%
Harman International Industries, Inc.                  3,800               64
                                                                     --------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Automatic Data Processing, Inc.                       15,700              618
MasterCard, Inc.                                       1,800              257
Western Union Co. (The)                               13,100              188
                                                                     --------
                                                                        1,063
                                                                     --------

DEPARTMENT STORES--0.1%
Macy's, Inc.                                          20,900              216
                                                                     --------

DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                             3,875              200
                                                                     --------

DIVERSIFIED BANKS--0.4%
Wells Fargo & Co.                                     23,200              684
                                                                     --------

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

DIVERSIFIED METALS & MINING--0.0%
Freeport-McMoRan Copper & Gold, Inc.(d)                2,800         $     68
                                                                     --------

DRUG RETAIL--0.2%
CVS Caremark Corp.                                    10,400              299
                                                                     --------

EDUCATION SERVICES--0.1%
Apollo Group, Inc.(l)                                  2,700              207
                                                                     --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Acuity Brands, Inc.                                    3,800              133
Emerson Electric Co.                                  24,000              878
                                                                     --------
                                                                        1,011
                                                                     --------

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc.(l)                         10,200              159
                                                                     --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                                  6,800              110
                                                                     --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Waste Management, Inc.                                10,300              341
                                                                     --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
Monsanto Co.                                          10,000              704
Terra Industries, Inc.                                 5,000               83
                                                                     --------
                                                                          787
                                                                     --------

FOOD DISTRIBUTORS--0.6%
SYSCO Corp.                                           48,000            1,101
                                                                     --------

FOOD RETAIL--0.6%
Kroger Co. (The)                                      38,900            1,027
                                                                     --------

FOOTWEAR--0.4%
NIKE, Inc.                                            12,600              643
                                                                     --------

GAS UTILITIES--0.0%
Nicor, Inc.                                            2,000               70
                                                                     --------

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(l)                                      9,200              133
Dollar Tree, Inc.(l)                                   4,800              201
                                                                     --------
                                                                          334
                                                                     --------

HEALTH CARE DISTRIBUTORS--0.5%
Cardinal Health, Inc.                                 24,900              858
                                                                     --------

HEALTH CARE EQUIPMENT--0.2%
Boston Scientific Corp.(l)                            28,500              220


                                                     SHARES            VALUE
                                                   ---------         --------

HEALTH CARE EQUIPMENT--(CONTINUED)
St. Jude Medical, Inc.(l)                              2,300         $     76
                                                                     --------
                                                                          296
                                                                     --------

HOME IMPROVEMENT RETAIL--0.1%
Sherwin-Williams Co. (The)                             4,200              251
                                                                     --------

HOUSEHOLD APPLIANCES--0.1%
Stanley Works (The)                                    5,300              181
                                                                     --------

HOUSEHOLD PRODUCTS--1.1%
Kimberly-Clark Corp.                                   6,200              327
Procter & Gamble Co. (The)                            26,600            1,644
                                                                     --------
                                                                        1,971
                                                                     --------

HYPERMARKETS & SUPER CENTERS--0.8%
BJ's Wholesale Club, Inc.(l)                          10,800              370
Wal-Mart Stores, Inc.                                 18,300            1,026
                                                                     --------
                                                                        1,396
                                                                     --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
NRG Energy, Inc.(l)                                   11,200              261
                                                                     --------

INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd.                               24,350              526
                                                                     --------

INDUSTRIAL MACHINERY--0.6%
Dover Corp.                                            6,100              201
Eaton Corp.                                            6,200              308
Gardner Denver, Inc.(l)                                4,800              112
Illinois Tool Works, Inc.                              4,200              147
Parker Hannifin Corp.                                  6,700              285
                                                                     --------
                                                                        1,053
                                                                     --------

INSURANCE BROKERS--0.3%
AON Corp.                                             11,200              512
Gallagher (Arthur J.) & Co.                            3,400               88
                                                                     --------
                                                                          600
                                                                     --------

INTEGRATED OIL & GAS--5.6%
Chevron Corp.                                         29,300            2,167
ConocoPhillips                                        33,800            1,751
Exxon Mobil Corp.                                     52,500            4,191
Occidental Petroleum Corp.                            35,400            2,124
                                                                     --------
                                                                       10,233
                                                                     --------

INTEGRATED TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc.                                            67,074            1,911
Embarq Corp.                                           6,000              216

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Verizon Communications, Inc.                          32,500         $  1,102
Windstream Corp.                                      81,500              750
                                                                     --------
                                                                        3,979
                                                                     --------

INTERNET RETAIL--0.0%
Expedia, Inc.(l)                                      10,300               85
                                                                     --------

INTERNET SOFTWARE & SERVICES--0.5%
eBay, Inc.(l)                                         31,000              433
Google, Inc.(l)                                        1,700              523
                                                                     --------
                                                                          956
                                                                     --------

INVESTMENT BANKING & BROKERAGE--0.3%
Charles Schwab Corp. (The)                            17,000              275
TD Ameritrade Holding Corp.(l)                        14,300              204
                                                                     --------
                                                                          479
                                                                     --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                           7,400              216
                                                                     --------

LIFE & HEALTH INSURANCE--1.8%
AFLAC, Inc.                                           19,300              885
Lincoln National Corp.                                13,200              249
MetLife, Inc.                                         25,900              903
Principal Financial Group, Inc.                       18,500              418
Prudential Financial, Inc.                             4,400              133
StanCorp Financial Group, Inc.                         7,600              317
Unum Group                                            22,600              420
                                                                     --------
                                                                        3,325
                                                                     --------

LIFE SCIENCES TOOLS & SERVICES--0.4%
Life Technologies Corp.(l)                             8,118              189
Thermo Fisher Scientific, Inc.(l)                     14,500              494
Varian, Inc.(l)                                        2,400               81
                                                                     --------
                                                                          764
                                                                     --------

MANAGED HEALTH CARE--0.9%
Aetna, Inc.                                           15,800              450
CIGNA Corp.                                           11,800              199
Magellan Health Services, Inc.(l)                      3,100              121
UnitedHealth Group, Inc.                              15,180              404
WellPoint, Inc.(l)                                    10,100              426
                                                                     --------
                                                                        1,600
                                                                     --------

METAL & GLASS CONTAINERS--0.1%
Owens-Illinois, Inc.(l)                                8,600              235
                                                                     --------


                                                     SHARES            VALUE
                                                   ---------         --------

MORTGAGE REITS--0.3%
Annaly Capital Management, Inc.                       34,900         $    554
                                                                     --------

MOVIES & ENTERTAINMENT--1.0%
Cinemark Holdings, Inc.                               12,100               90
Time Warner, Inc.                                     65,800              662
Viacom, Inc. Class B(l)                               30,000              572
Walt Disney Co. (The)                                 22,500              510
                                                                     --------
                                                                        1,834
                                                                     --------

MULTI-LINE INSURANCE--0.4%
Hartford Financial Services Group, Inc. (The)          6,500              107
Loews Corp.                                           19,100              539
                                                                     --------
                                                                          646
                                                                     --------

MULTI-UTILITIES--0.4%
Public Service Enterprise Group, Inc.                 23,300              680
                                                                     --------

OFFICE REITS--0.1%
Lexington Realty Trust                                25,230              126
                                                                     --------

OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                                   7,000              229
                                                                     --------

OIL & GAS DRILLING--0.2%
ENSCO International, Inc.                              5,100              145
Transocean Ltd.(l)                                     6,500              307
                                                                     --------
                                                                          452
                                                                     --------

OIL & GAS EQUIPMENT & SERVICES--0.2%
Dresser-Rand Group, Inc.(l)                            9,000              155
Tidewater, Inc.                                        4,200              169
                                                                     --------
                                                                          324
                                                                     --------

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Devon Energy Corp.                                     7,000              460
Noble Energy, Inc.                                     3,900              192
                                                                     --------
                                                                          652
                                                                     --------

OIL & GAS STORAGE & TRANSPORTATION--0.0%
Valero Energy Corp.                                    4,200               91
                                                                     --------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bank of America Corp.                                 36,300              511
JPMorgan Chase & Co.                                  29,300              924
                                                                     --------
                                                                        1,435
                                                                     --------

PACKAGED FOODS & MEATS--0.1%
Campbell Soup Co.                                      3,300               99

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

PACKAGED FOODS & MEATS--(CONTINUED)
Ralcorp Holdings, Inc.(l)                              2,500         $    146
                                                                     --------
                                                                          245
                                                                     --------

PHARMACEUTICALS--4.2%
Abbott Laboratories                                    3,900              208
Bristol-Myers Squibb Co.                              40,500              942
Endo Pharmaceuticals Holdings, Inc.(l)                 6,800              176
Forest Laboratories, Inc.(l)                          11,600              295
Johnson & Johnson                                     25,000            1,496
Lilly (Eli) & Co.                                     19,100              769
Medicis Pharmaceutical Corp.                           9,700              135
Merck & Co., Inc.                                     31,200              948
Pfizer, Inc.                                         150,800            2,671
Schering-Plough Corp.                                  8,300              141
                                                                     --------
                                                                        7,781
                                                                     --------

PROPERTY & CASUALTY INSURANCE--1.1%
Chubb Corp. (The)                                     11,800              602
Cincinnati Financial Corp.                            11,900              346
Travelers Cos., Inc. (The)                            24,000            1,085
                                                                     --------
                                                                        2,033
                                                                     --------

PUBLISHING--0.1%
McGraw-Hill Cos., Inc. (The)                           5,100              118
                                                                     --------

RAILROADS--0.6%
Burlington Northern Santa Fe Corp.                     3,200              242
CSX Corp.                                              9,600              312
Norfolk Southern Corp.                                 7,200              339
Union Pacific Corp.                                    3,300              158
                                                                     --------
                                                                        1,051
                                                                     --------

REGIONAL BANKS--0.2%
Bank of Hawaii Corp.                                   8,600              388
                                                                     --------

RESTAURANTS--1.1%
McDonald's Corp.                                      31,200            1,940
                                                                     --------

SEMICONDUCTORS--1.1%
Intel Corp.                                           87,200            1,278
LSI Corp.(l)                                          93,500              307
Silicon Laboratories, Inc.(l)                          3,900               97
Texas Instruments, Inc.                               22,600              351
                                                                     --------
                                                                        2,033
                                                                     --------

SOFT DRINKS--0.8%
Coca-Cola Co. (The)                                   11,300              512


                                                     SHARES            VALUE
                                                   ---------         --------

SOFT DRINKS--(CONTINUED)
Coca-Cola Enterprises, Inc.                           41,100         $    494
Pepsi Bottling Group, Inc. (The)                       8,600              194
PepsiAmericas, Inc.                                   11,700              238
                                                                     --------
                                                                        1,438
                                                                     --------

SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                                      6,100              139
                                                                     --------

SPECIALIZED FINANCE--0.2%
NYSE Euronext, Inc.                                   11,100              304
                                                                     --------

SPECIALIZED REITS--0.1%
Host Hotels & Resorts, Inc.                           34,800              263
                                                                     --------

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp. (The)                                   6,800              247
                                                                     --------

SPECIALTY STORES--0.0%
Tiffany & Co.                                          3,400               80
                                                                     --------

STEEL--0.0%
AK Steel Holding Corp.                                 6,800               63
                                                                     --------

SYSTEMS SOFTWARE--2.2%
BMC Software, Inc.(l)                                  7,100              191
Microsoft Corp.                                      109,700            2,133
Oracle Corp.(l)                                       65,700            1,165
Symantec Corp.(l)                                     34,100              461
                                                                     --------
                                                                        3,950
                                                                     --------

TOBACCO--0.6%
Altria Group, Inc.                                    32,590              491
Reynolds American, Inc.                               14,000              564
                                                                     --------
                                                                        1,055
                                                                     --------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.(l)                                65,600              120
Telephone & Data Systems, Inc.                         2,500               79
                                                                     --------
                                                                          199
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $95,209)                                              87,026
-------------------------------------------------------------------------------

DOMESTIC PREFERRED STOCK--0.0%


CONSUMER FINANCE--0.0%
Preferred Blocker, Inc. (GMAC) Pfd. 9.000%                68               21
                                                                     --------

                           VIRTUS INCOME & GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------
-------------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCK
(IDENTIFIED COST $21)                                                      21
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.8%


AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                 3,900         $     84
                                                                     --------

INDUSTRIAL MACHINERY--0.0%
Ingersoll-Rand Co., Ltd. (United States)               3,300               57
                                                                     --------

IT CONSULTING & OTHER SERVICES--0.4%
Accenture Ltd. (United States)                        20,100              659
                                                                     --------

PERSONAL PRODUCTS--0.2%
Herbalife Ltd. (United States)                        15,700              341
                                                                     --------

TOBACCO--0.1%
Philip Morris International, Inc. (Switzerland)        5,590              243
                                                                     --------


                                                     SHARES            VALUE
                                                   ---------         --------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,882)                                                1,384
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.6%
(IDENTIFIED COST $207,658)                                            179,338
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.7%


MONEY MARKET MUTUAL FUNDS--1.7%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                3,042,463         $  3,042
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,042)                                                3,042
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $210,700)                                            182,380(a)

Other assets and liabilities, net--0.7%                                 1,259
                                                                     --------
NET ASSETS--100.0%                                                   $183,639
                                                                     ========




ABBREVIATIONS:
FGIC  Financial Guaranty Insurance Company
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
GNMA  Ginnie Mae or Government National Mortgage Association
MBIA  Municipal Bond Insurance Association
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $9,940 or 5.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)   Par value represents Brazilian Real (reported in thousands).
(g)   Par value represents Canadian Dollar (reported in thousands).
(h)   Par value represents Euro (reported in thousands).
(i)   Par value represents Norwegian Krone (reported in thousands).
(j)   Par value represents Swedish Krona (reported in thousands).
(k)   Par value represents Mexican Peso (reported in thousands).
(l)   Non-income producing.
(m) Illiquid and restricted security. At December 31, 2008, this security amounted to a value of $106 or 0.1% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

                           VIRTUS MID-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES           VALUE
                                                    ---------         -------

DOMESTIC COMMON STOCKS--92.5%


AEROSPACE & DEFENSE--3.4%
Alliant Techsystems, Inc.(b)                            3,690         $   317
Goodrich Corp.                                         35,100           1,299
Northrop Grumman Corp.                                 14,600             658
                                                                      -------
                                                                        2,274
                                                                      -------

APPAREL RETAIL--7.1%
Abercrombie & Fitch Co. Class A                        12,700             293
Gap, Inc. (The)                                        82,000           1,098
Guess?, Inc.                                           38,500             591
Limited Brands, Inc.                                   45,400             456
Ross Stores, Inc.                                      20,900             621
TJX Cos., Inc. (The)                                   78,560           1,616
                                                                      -------
                                                                        4,675
                                                                      -------

APPAREL, ACCESSORIES & LUXURY GOODS--1.6%
Polo Ralph Lauren Corp.                                15,430             701
VF Corp.                                                6,600             361
                                                                      -------
                                                                        1,062
                                                                      -------

APPLICATION SOFTWARE--1.0%
Autodesk, Inc.(b)                                      11,770             231
Compuware Corp.(b)                                     61,900             418
                                                                      -------
                                                                          649
                                                                      -------

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
Northern Trust Corp.                                   13,300             694
                                                                      -------

AUTO PARTS & EQUIPMENT--0.7%
Johnson Controls, Inc.                                 25,900             470
                                                                      -------

AUTOMOTIVE RETAIL--1.6%
Advance Auto Parts, Inc.                               32,200           1,084
                                                                      -------

CABLE & SATELLITE--2.7%
DISH Network Corp. Class A(b)                          88,100             977
Liberty Global, Inc. Class A(b)                        52,600             837
                                                                      -------
                                                                        1,814
                                                                      -------

COAL & CONSUMABLE FUELS--0.3%
Massey Energy Co.                                      12,600             174
                                                                      -------

COMMODITY CHEMICALS--1.5%
Celanese Corp. Series A                                78,200             972
                                                                      -------

COMPUTER HARDWARE--1.4%
NCR Corp.(b)                                           26,800             379


                                                      SHARES           VALUE
                                                    ---------         -------

COMPUTER HARDWARE--(CONTINUED)
Sun Microsystems, Inc.(b)                             142,500         $   544
                                                                      -------
                                                                          923
                                                                      -------

COMPUTER STORAGE & PERIPHERALS--1.8%
QLogic Corp.(b)                                        49,100             660
Western Digital Corp.(b)                               46,300             530
                                                                      -------
                                                                        1,190
                                                                      -------

CONSTRUCTION & ENGINEERING--0.7%
Fluor Corp.                                            10,300             462
                                                                      -------

DATA PROCESSING & OUTSOURCED SERVICES--2.4%
Affiliated Computer Services, Inc. Class A(b)          35,000           1,608
                                                                      -------

ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
Ametek, Inc.                                           15,240             460
GrafTech International Ltd.(b)                         28,000             233
                                                                      -------
                                                                          693
                                                                      -------

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc.(b)                          22,500             352
                                                                      -------

ELECTRONIC MANUFACTURING SERVICES--0.7%
Jabil Circuit, Inc.                                    71,600             483
                                                                      -------

ENVIRONMENTAL & FACILITIES SERVICES--1.0%
Republic Services, Inc.                                25,400             630
                                                                      -------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
Terra Industries, Inc.                                 17,800             297
                                                                      -------

FOOD RETAIL--2.8%
Kroger Co. (The)                                       69,900           1,846
                                                                      -------

GAS UTILITIES--0.8%
Energen Corp.                                          18,100             531
                                                                      -------

HEALTH CARE EQUIPMENT--1.8%
Hill-Rom Holdings, Inc.                                72,000           1,185
                                                                      -------

HEALTH CARE FACILITIES--2.9%
LifePoint Hospitals, Inc.(b)                           13,900             318
Universal Health Services, Inc. Class B                42,400           1,593
                                                                      -------
                                                                        1,911
                                                                      -------

HEALTH CARE SERVICES--1.0%
Omnicare, Inc.                                         12,000             333
Quest Diagnostics, Inc.                                 6,800             353
                                                                      -------
                                                                          686
                                                                      -------

                           VIRTUS MID-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES           VALUE
                                                    ---------         -------

HOME ENTERTAINMENT SOFTWARE--1.4%
Activision Blizzard, Inc.(b)                          109,300         $   944
                                                                      -------

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.2%
Manpower, Inc.                                         10,900             371
Robert Half International, Inc.                        21,000             437
                                                                      -------
                                                                          808
                                                                      -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.4%
NRG Energy, Inc.(b)                                    40,300             940
                                                                      -------

INDUSTRIAL CONGLOMERATES--0.3%
Textron, Inc.                                          13,500             187
                                                                      -------

INDUSTRIAL MACHINERY--6.2%
Dover Corp.                                            42,600           1,402
Flowserve Corp.                                         7,100             366
Harsco Corp.                                           71,820           1,988
Parker Hannifin Corp.                                   8,100             345
                                                                      -------
                                                                        4,101
                                                                      -------

INTEGRATED OIL & GAS--0.4%
Murphy Oil Corp.                                        6,300             279
                                                                      -------

INVESTMENT BANKING & BROKERAGE--0.5%
Lazard Ltd. Class A                                    10,900             324
                                                                      -------

LEISURE FACILITIES--0.6%
International Speedway Corp. Class A                   12,900             371
                                                                      -------

LIFE SCIENCES TOOLS & SERVICES--0.8%
Thermo Fisher Scientific, Inc.(b)                      15,600             532
                                                                      -------

MANAGED HEALTH CARE--1.6%
CIGNA Corp.                                            44,000             741
Humana, Inc.(b)                                         7,590             283
                                                                      -------
                                                                        1,024
                                                                      -------

METAL & GLASS CONTAINERS--2.8%
Crown Holdings, Inc.(b)                                52,200           1,002
Owens-Illinois, Inc.(b)                                31,100             850
                                                                      -------
                                                                        1,852
                                                                      -------

OFFICE ELECTRONICS--1.1%
Xerox Corp.                                            88,400             705
                                                                      -------

OIL & GAS DRILLING--2.4%
ENSCO International, Inc.                               9,100             258
Patterson-UTI Energy, Inc.                             25,400             293


                                                      SHARES           VALUE
                                                    ---------         -------

OIL & GAS DRILLING--(CONTINUED)
Unit Corp.(b)                                          38,400         $ 1,026
                                                                      -------
                                                                        1,577
                                                                      -------

OIL & GAS EQUIPMENT & SERVICES--1.5%
National Oilwell Varco, Inc.(b)                         5,815             142
Superior Energy Services, Inc.(b)                      54,900             875
                                                                      -------
                                                                        1,017
                                                                      -------

OIL & GAS EXPLORATION & PRODUCTION--6.6%
Cimarex Energy Co.                                     37,600           1,007
Encore Acquisition Co.(b)                              40,200           1,026
Newfield Exploration Co.(b)                            13,170             260
Noble Energy, Inc.                                     36,300           1,787
W&T Offshore, Inc.                                     18,100             259
                                                                      -------
                                                                        4,339
                                                                      -------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Broadridge Financial Solutions, Inc.                   29,600             371
                                                                      -------

PHARMACEUTICALS--3.2%
Forest Laboratories, Inc.(b)                           15,700             400
Watson Pharmaceuticals, Inc.(b)                        64,100           1,703
                                                                      -------
                                                                        2,103
                                                                      -------

RAILROADS--1.5%
CSX Corp.                                              30,500             990
                                                                      -------

RESTAURANTS--0.8%
Darden Restaurants, Inc.                               19,200             541
                                                                      -------

SEMICONDUCTOR EQUIPMENT--0.7%
Applied Materials, Inc.                                30,900             313
KLA-Tencor Corp.                                        7,820             170
                                                                      -------
                                                                          483
                                                                      -------

SEMICONDUCTORS--2.1%
Analog Devices, Inc.                                   16,600             316
Broadcom Corp. Class A(b)                              19,100             324
National Semiconductor Corp.                           62,700             631
NVIDIA Corp.(b)                                        17,580             142
                                                                      -------
                                                                        1,413
                                                                      -------

SOFT DRINKS--3.7%
Pepsi Bottling Group, Inc. (The)                      107,200           2,413
                                                                      -------

STEEL--0.9%
Cliffs Natural Resources, Inc.                         22,200             569
                                                                      -------

                           VIRTUS MID-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES           VALUE
                                                    ---------         -------

SYSTEMS SOFTWARE--3.9%
Sybase, Inc.(b)                                        38,700         $   958
Symantec Corp.(b)                                     119,500           1,616
                                                                      -------
                                                                        2,574
                                                                      -------

TRADING COMPANIES & DISTRIBUTORS--1.3%
WESCO International, Inc.(b)                           45,100             867
                                                                      -------

TRUCKING--1.8%
Hunt (J.B.) Transport Services, Inc.                   24,200             636
Ryder System, Inc.                                     13,500             523
                                                                      -------
                                                                        1,159
                                                                      -------

WIRELESS TELECOMMUNICATION SERVICES--2.9%
Telephone & Data Systems, Inc.                         61,100           1,940
                                                                      -------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $91,795)                                              61,088
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--5.8%


AUTO PARTS & EQUIPMENT--0.7%
Autoliv, Inc. (Sweden)                                 22,400             481
                                                                      -------

COMPUTER STORAGE & PERIPHERALS--0.7%
Seagate Technology (Singapore)                        104,300             462
                                                                      -------

ELECTRONIC COMPONENTS--0.8%
LG Display Co. Ltd. ADR (South Korea)                  60,500             501
                                                                      -------

PROPERTY & CASUALTY INSURANCE--1.3%
Aspen Insurance Holdings Ltd. (Bermuda)                34,400             834
                                                                      -------

REINSURANCE--1.5%
Arch Capital Group Ltd. (United States)(b)             14,600           1,023
                                                                      -------

WIRELESS TELECOMMUNICATION SERVICES--0.8%
SK Telecom Co. Ltd. ADR (South Korea)                  30,300             551
                                                                      -------


                                                      SHARES           VALUE
                                                    ---------         -------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,478)                                                3,852
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $99,273)                                              64,940
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT--1.9%


MONEY MARKET MUTUAL FUNDS--1.9%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                 1,269,291         $ 1,269
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,269)                                                1,269
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $100,542)                                             66,209(a)

Other assets and liabilities, net--(0.2)%                                (118)
                                                                      -------
NET ASSETS--100.0%                                                    $66,091
                                                                      =======




ABBREVIATIONS:
ADR   American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                            VIRTUS MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------

DOMESTIC COMMON STOCKS--93.8%


AEROSPACE & DEFENSE--2.6%
Raytheon Co.                                         187,300         $  9,560
                                                                     --------

APPAREL RETAIL--6.3%
Foot Locker, Inc.                                  1,384,700           10,164
Limited Brands, Inc.                               1,263,900           12,689
                                                                     --------
                                                                       22,853
                                                                     --------

AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(b)                                        582,000              821
                                                                     --------

BUILDING PRODUCTS--7.4%
Masco Corp.                                          893,600            9,946
Owens Corning, Inc.(b)                               791,100           13,686
USG Corp.(b)                                         418,200            3,362
                                                                     --------
                                                                       26,994
                                                                     --------

DEPARTMENT STORES--3.3%
Penney (J.C.) Co., Inc.                              616,800           12,151
                                                                     --------

ELECTRIC UTILITIES--3.9%
Duke Energy Corp.                                    940,484           14,117
                                                                     --------

ELECTRICAL COMPONENTS & EQUIPMENT--3.2%
Thomas & Betts Corp.(b)                              484,100           11,628
                                                                     --------

ENVIRONMENTAL & FACILITIES SERVICES--7.6%
Republic Services, Inc.                              732,802           18,166
Waste Management, Inc.                               287,400            9,524
                                                                     --------
                                                                       27,690
                                                                     --------

FOOD RETAIL--4.4%
Safeway, Inc.                                        674,500           16,033
                                                                     --------

FOREST PRODUCTS--2.1%
Weyerhaeuser Co.                                     254,200            7,781
                                                                     --------

GAS UTILITIES--3.0%
ONEOK, Inc.                                          372,000           10,833
                                                                     --------

GENERAL MERCHANDISE STORES--2.5%
Big Lots, Inc.(b)                                    618,000            8,955
                                                                     --------

HOME IMPROVEMENT RETAIL--3.4%
Home Depot, Inc. (The)                               541,100           12,456
                                                                     --------

HOUSEWARES & SPECIALTIES--2.8%
Fortune Brands, Inc.                                 248,300           10,250
                                                                     --------


                                                     SHARES            VALUE
                                                   ---------         --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--4.1%
Dynegy, Inc. Class A(b)                            2,420,900         $  4,842
Mirant Corp.(b)                                      537,600           10,144
                                                                     --------
                                                                       14,986
                                                                     --------

METAL & GLASS CONTAINERS--13.1%
Ball Corp.                                           388,900           16,174
Crown Holdings, Inc.(b)                              784,500           15,063
Owens-Illinois, Inc.(b)                              595,750           16,282
                                                                     --------
                                                                       47,519
                                                                     --------

MULTI-UTILITIES--3.2%
Dominion Resources, Inc.                             324,700           11,637
                                                                     --------

OFFICE SERVICES & SUPPLIES--0.8%
ACCO Brands Corp.(b)                                 819,832            2,828
                                                                     --------

OIL & GAS STORAGE & TRANSPORTATION--3.8%
El Paso Corp.                                        315,100            2,467
Spectra Energy Corp.                                 713,142           11,225
                                                                     --------
                                                                       13,692
                                                                     --------

PACKAGED FOODS & MEATS--8.0%
Del Monte Foods Co.                                1,807,300           12,904
Sara Lee Corp.                                     1,666,700           16,317
                                                                     --------
                                                                       29,221
                                                                     --------

PAPER PACKAGING--2.8%
Packaging Corporation of America                     698,100            9,396
Smurfit-Stone Container Corp.(b)                   2,347,200              599
                                                                     --------
                                                                        9,995
                                                                     --------

PROPERTY & CASUALTY INSURANCE--2.8%
Alleghany Corp.(b)                                    35,510           10,014
                                                                     --------

TRUCKING--2.5%
Con-Way, Inc.                                        345,500            9,190
                                                                     --------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $589,325)                                            341,204
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--5.6%


COMMODITY CHEMICALS--0.7%
NOVA Chemicals Corp. (United States)                 510,800            2,437
                                                                     --------

FOOD RETAIL--4.9%
Koninklijke Ahold NV Sponsored ADR
 (United States)                                   1,450,100           17,836
                                                                     --------

                            VIRTUS MID-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------         --------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $30,029)                                              20,273
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $619,354)                                            361,477
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.4%


MONEY MARKET MUTUAL FUNDS--0.4%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                1,580,933         $  1,581
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,581)                                                1,581
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $620,935)                                            363,058(a)

Other assets and liabilities, net--0.2%                                   707
                                                                     --------
NET ASSETS--100.0%                                                   $363,765
                                                                     ========





ABBREVIATIONS:
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                          VIRTUS QUALITY SMALL-CAP FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

DOMESTIC COMMON STOCKS--93.7%


APPAREL, ACCESSORIES & LUXURY GOODS--2.1%
Cherokee, Inc.                                        72,400          $ 1,256
                                                                      -------

ASSET MANAGEMENT & CUSTODY BANKS--3.4%
Ares Capital Corp.                                   329,866            2,088
                                                                      -------

DATA PROCESSING & OUTSOURCED SERVICES--4.4%
Syntel, Inc.                                         116,100            2,684
                                                                      -------

DIVERSIFIED SUPPORT SERVICES--5.1%
McGrath RentCorp                                     147,100            3,142
                                                                      -------

ELECTRICAL COMPONENTS & EQUIPMENT--3.5%
Roper Industries, Inc.                                49,000            2,127
                                                                      -------

ENVIRONMENTAL & FACILITIES SERVICES--5.3%
ABM Industries, Inc.                                 170,600            3,250
                                                                      -------

HEALTH CARE DISTRIBUTORS--5.0%
Owens & Minor, Inc.                                   80,400            3,027
                                                                      -------

HEALTH CARE EQUIPMENT--1.2%
Young Innovations, Inc.                               48,600              748
                                                                      -------

HEALTH CARE SERVICES--6.0%
Landauer, Inc.                                        49,800            3,650
                                                                      -------

HOME FURNISHINGS--2.4%
Tempur-Pedic International, Inc.                     203,100            1,440
                                                                      -------

HOUSEHOLD PRODUCTS--5.4%
WD-40 Co.                                            116,300            3,290
                                                                      -------

INDUSTRIAL MACHINERY--9.2%
CLARCOR, Inc.                                         97,200            3,225
Lincoln Electric Holdings, Inc.                       46,900            2,389
                                                                      -------
                                                                        5,614
                                                                      -------

INTERNET SOFTWARE & SERVICES--1.9%
Computer Services, Inc.                               50,200            1,180
                                                                      -------

OFFICE SERVICES & SUPPLIES--1.5%
American Reprographics Co.(b)                        130,100              898
                                                                      -------

OIL & GAS REFINING & MARKETING--6.4%
World Fuel Services Corp.                            105,000            3,885
                                                                      -------

PERSONAL PRODUCTS--7.2%
Chattem, Inc.(b)                                      61,300            4,385
                                                                      -------


                                                     SHARES            VALUE
                                                   ---------          -------

REGIONAL BANKS--4.7%
Cathay General Bancorp                               120,300          $ 2,857
                                                                      -------

SPECIALIZED CONSUMER SERVICES--4.9%
Matthews International Corp. Class A                  81,600            2,993
                                                                      -------

SPECIALIZED FINANCE--2.9%
Financial Federal Corp.                               75,400            1,755
                                                                      -------

SPECIALIZED REITS--3.5%
Entertainment Properties Trust                        71,600            2,134
                                                                      -------

SPECIALTY CHEMICALS--2.9%
Balchem Corp.                                         70,100            1,746
                                                                      -------

TRUCKING--4.8%
Landstar System, Inc.                                 76,300            2,932
                                                                      -------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $70,242)                                              57,081
-------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--2.3%

iShares Russell 2000 Value Index Fund                 28,750            1,414
-------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,084)                                                1,414
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.0%
(IDENTIFIED COST $72,326)                                              58,495
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.1%


MONEY MARKET MUTUAL FUNDS--3.1%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                1,896,004            1,896
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,896)                                                1,896
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $74,222)                                              60,391(a)

Other assets and liabilities, net--0.9%                                   551
                                                                      -------
NET ASSETS--100.0%                                                    $60,942
                                                                      =======

                          VIRTUS QUALITY SMALL-CAP FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)










ABBREVIATIONS:
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.

                           VIRTUS SMALL-CAP CORE FUND
                      (FORMERLY VIRTUS SMALL-MID CAP FUND)
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

DOMESTIC COMMON STOCKS--92.9%


AEROSPACE & DEFENSE--3.6%
HEICO Corp. Class A                                   45,000          $ 1,303
                                                                      -------

AIR FREIGHT & LOGISTICS--4.6%
Forward Air Corp.                                     67,000            1,626
                                                                      -------

APPLICATION SOFTWARE--20.0%
ANSYS, Inc.(b)                                        58,000            1,618
Blackbaud, Inc.                                      103,000            1,390
FactSet Research Systems, Inc.                        50,000            2,212
Jack Henry & Associates, Inc.                         97,815            1,899
                                                                      -------
                                                                        7,119
                                                                      -------

ASSET MANAGEMENT & CUSTODY BANKS--1.8%
Cohen & Steers, Inc.                                  58,000              637
                                                                      -------

ELECTRICAL COMPONENTS & EQUIPMENT--4.4%
Roper Industries, Inc.                                36,000            1,563
                                                                      -------

ENVIRONMENTAL & FACILITIES SERVICES--3.5%
ABM Industries, Inc.                                  65,000            1,238
                                                                      -------

HEALTH CARE EQUIPMENT--2.1%
Abaxis, Inc.(b)                                       47,000              753
                                                                      -------

HEALTH CARE SERVICES--2.6%
Computer Programs and Systems, Inc.                   34,000              911
                                                                      -------

HEALTH CARE SUPPLIES--4.6%
Haemonetics Corp.(b)                                  29,000            1,639
                                                                      -------

HOME FURNISHINGS--2.2%
Tempur-Pedic International, Inc.                     110,000              780
                                                                      -------

INDUSTRIAL MACHINERY--8.1%
Lincoln Electric Holdings, Inc.                       33,000            1,681
RBC Bearings, Inc.(b)                                 59,000            1,196
                                                                      -------
                                                                        2,877
                                                                      -------

LEISURE PRODUCTS--3.8%
Pool Corp.                                            75,000            1,348
                                                                      -------

LIFE SCIENCES TOOLS & SERVICES--4.0%
Techne Corp.(b)                                       22,000            1,419
                                                                      -------

METAL & GLASS CONTAINERS--4.4%
AptarGroup, Inc.                                      45,000            1,586
                                                                      -------


                                                     SHARES            VALUE
                                                   ---------          -------

OIL & GAS EQUIPMENT & SERVICES--2.7%
CARBO Ceramics, Inc.                                  26,700          $   949
                                                                      -------

OIL & GAS EXPLORATION & PRODUCTION--3.7%
Petroleum Development Corp.(b)                        55,000            1,324
                                                                      -------

PERSONAL PRODUCTS--4.0%
Chattem, Inc.(b)                                      20,200            1,445
                                                                      -------

SPECIALIZED FINANCE--3.6%
Financial Federal Corp.                               55,000            1,280
                                                                      -------

SPECIALIZED REITS--3.3%
Entertainment Properties Trust                        40,000            1,192
                                                                      -------

TECHNOLOGY DISTRIBUTORS--4.0%
ScanSource, Inc.(b)                                   75,000            1,445
                                                                      -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.9%
Rollins, Inc.                                         38,000              687
                                                                      -------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $32,988)                                              33,121
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--3.4%


SPECIALIZED CONSUMER SERVICES--3.4%
Steiner Leisure Ltd. (United States)(b)               41,000            1,210
                                                                      -------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,147)                                                1,210
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.3%
(IDENTIFIED COST $34,135)                                              34,331
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--6.9%


MONEY MARKET MUTUAL FUNDS--6.9%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                2,472,644            2,473
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,473)                                                2,473
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--103.2%
(IDENTIFIED COST $36,608)                                              36,804(a)

Other assets and liabilities, net--(3.2)%                              (1,154)
                                                                      -------
NET ASSETS--100.0%                                                    $35,650
                                                                      =======

                           VIRTUS SMALL-CAP CORE FUND
                      (FORMERLY VIRTUS SMALL-MID CAP FUND)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)







ABBREVIATIONS:
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                          VIRTUS SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

DOMESTIC COMMON STOCKS--93.3%


AEROSPACE & DEFENSE--2.0%
Esterline Technologies Corp.(b)                       28,300          $ 1,072
                                                                      -------

APPAREL RETAIL--4.6%
Children's Place Retail Stores, Inc. (The)(b)         40,700              882
Guess?, Inc.                                          41,700              640
Gymboree Corp. (The)(b)                               37,600              981
                                                                      -------
                                                                        2,503
                                                                      -------

APPLICATION SOFTWARE--2.1%
Concur Technologies, Inc.(b)                          35,212            1,156
                                                                      -------

BIOTECHNOLOGY--3.7%
Martek Biosciences Corp.                              35,033            1,062
Myriad Genetics, Inc.(b)                              14,700              974
                                                                      -------
                                                                        2,036
                                                                      -------

CASINOS & GAMING--1.9%
Bally Technologies, Inc.(b)                           42,900            1,031
                                                                      -------

COMMUNICATIONS EQUIPMENT--8.2%
DG FastChannel, Inc.(b)                               68,300              853
F5 Networks, Inc.(b)                                  43,800            1,001
Neutral Tandem, Inc.(b)                              118,700            1,925
Starent Networks Corp.(b)                             60,666              724
                                                                      -------
                                                                        4,503
                                                                      -------

COMPUTER STORAGE & PERIPHERALS--1.9%
Data Domain, Inc.(b)                                  43,700              822
Netezza Corp.(b)                                      30,000              199
                                                                      -------
                                                                        1,021
                                                                      -------

CONSTRUCTION & ENGINEERING--1.5%
Perini Corp.(b)                                       36,100              844
                                                                      -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.6%
Bucyrus International, Inc.                           46,600              863
                                                                      -------

DATA PROCESSING & OUTSOURCED SERVICES--1.7%
Cybersource Corp.(b)                                  78,900              946
                                                                      -------

DISTILLERS & VINTNERS--1.4%
Central European Distribution Corp.(b)                38,300              755
                                                                      -------

DIVERSIFIED CHEMICALS--2.1%
FMC Corp.                                             25,400            1,136
                                                                      -------


                                                     SHARES            VALUE
                                                   ---------          -------

EDUCATION SERVICES--0.9%
Lincoln Educational Services Corp.(b)                 38,900          $   515
                                                                      -------

ELECTRICAL COMPONENTS & EQUIPMENT--3.2%
American Superconductor Corp.(b)                      67,751            1,105
II-VI, Inc.(b)                                        34,984              668
                                                                      -------
                                                                        1,773
                                                                      -------

FOOTWEAR--1.3%
Steven Madden Ltd.(b)                                 33,341              711
                                                                      -------

HEALTH CARE EQUIPMENT--3.8%
Masimo Corp.(b)                                       39,800            1,187
NuVasive, Inc.(b)                                     26,423              916
                                                                      -------
                                                                        2,103
                                                                      -------

HEALTH CARE FACILITIES--1.2%
Sun Healthcare Group, Inc.(b)                         77,000              681
                                                                      -------

HEALTH CARE SUPPLIES--4.1%
Immucor, Inc.(b)                                      38,300            1,018
Neogen Corp.(b)                                       48,648            1,215
                                                                      -------
                                                                        2,233
                                                                      -------

INDUSTRIAL MACHINERY--2.0%
Harsco Corp.                                          39,900            1,104
                                                                      -------

INTERNET SOFTWARE & SERVICES--2.9%
Constant Contact, Inc.                                45,000              596
Websense, Inc.(b)                                     66,846            1,001
                                                                      -------
                                                                        1,597
                                                                      -------

INVESTMENT BANKING & BROKERAGE--5.1%
Knight Capital Group, Inc. Class A(b)                 67,300            1,087
Lazard Ltd. Class A                                   32,900              979
MF Global Ltd.(b)                                    135,000              275
OptionsXpress Holdings, Inc.                          36,600              489
                                                                      -------
                                                                        2,830
                                                                      -------

LIFE SCIENCES TOOLS & SERVICES--4.4%
Luminex Corp.(b)                                      54,300            1,160
Sequenom, Inc.(b)                                     63,600            1,262
                                                                      -------
                                                                        2,422
                                                                      -------

MOVIES & ENTERTAINMENT--2.0%
DreamWorks Animation SKG, Inc. Class A(b)             43,200            1,091
                                                                      -------

OIL & GAS EQUIPMENT & SERVICES--1.0%
Superior Well Services, Inc.(b)                       57,100              571
                                                                      -------

                          VIRTUS SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

OIL & GAS EXPLORATION & PRODUCTION--2.8%
Barrett Corp. (Bill)(b)                               44,300          $   936
Petroquest Energy, Inc.(b)                            91,029              615
                                                                      -------
                                                                        1,551
                                                                      -------

PACKAGED FOODS & MEATS--1.5%
Ralcorp Holdings, Inc.(b)                             14,500              847
                                                                      -------

PHARMACEUTICALS--5.1%
Noven Pharmaceuticals, Inc.(b)                       113,651            1,250
Perrigo Co.                                           47,700            1,541
                                                                      -------
                                                                        2,791
                                                                      -------

RESEARCH & CONSULTING SERVICES--3.1%
Resources Connection, Inc.(b)                         38,800              636
Stantec, Inc.                                         43,300            1,069
                                                                      -------
                                                                        1,705
                                                                      -------

RESTAURANTS--3.3%
Burger King Holdings, Inc.                            23,900              571
Jack in the Box, Inc.(b)                              56,900            1,257
                                                                      -------
                                                                        1,828
                                                                      -------

SEMICONDUCTORS--4.9%
Atheros Communications, Inc.(b)                       69,500              995
Cavium Networks, Inc.(b)                              75,200              790
Microsemi Corp.(b)                                    73,000              923
                                                                      -------
                                                                        2,708
                                                                      -------

SPECIALTY CHEMICALS--2.3%
Sensient Technologies Corp.                           52,590            1,256
                                                                      -------

SYSTEMS SOFTWARE--2.8%
Macrovision Solutions Corp.(b)                        57,100              722
Vasco Data Security International, Inc.(b)            78,300              809
                                                                      -------
                                                                        1,531
                                                                      -------

TRADING COMPANIES & DISTRIBUTORS--2.9%
Aceto Corp.                                           95,000              951


                                                     SHARES            VALUE
                                                   ---------          -------

TRADING COMPANIES & DISTRIBUTORS--(CONTINUED)
Beacon Roofing Supply, Inc.(b)                        46,000          $   638
                                                                      -------
                                                                        1,589
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $66,394)                                              51,303
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--3.6%


ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
Yingli Green Energy Holding Co. Ltd. (China)(b)      100,600              614
                                                                      -------

MARINE PORTS & SERVICES--2.5%
Aegean Marine Petroleum Network, Inc. (Greece)        79,200            1,343
                                                                      -------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,237)                                                1,957
-------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--3.3%

Energy Select Sector SPDR Fund                        18,000              861
iShares Nasdaq Biotechnology Index Fund               13,400              952
-------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,946)                                                1,813
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.2%
(IDENTIFIED COST $71,577)                                              55,073
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.5%


MONEY MARKET MUTUAL FUNDS--0.5%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                  275,680              276
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $276)                                                    276
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $71,853)                                              55,349(a)

Other assets and liabilities, net--(0.7)%                                (372)
                                                                      -------
NET ASSETS--100.0%                                                    $54,977
                                                                      =======




ABBREVIATIONS:
SPDR  S&P Depositary Receipt.

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                    VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

DOMESTIC COMMON STOCKS--94.7%


AEROSPACE & DEFENSE--5.9%
HEICO Corp. Class A                                   24,450          $   708
                                                                      -------

AIR FREIGHT & LOGISTICS--4.7%
Forward Air Corp.                                     23,000              558
                                                                      -------

APPLICATION SOFTWARE--14.7%
ANSYS, Inc.(b)                                        17,700              494
Blackbaud, Inc.                                       42,000              567
FactSet Research Systems, Inc.                        15,800              699
                                                                      -------
                                                                        1,760
                                                                      -------

CONSUMER FINANCE--4.6%
World Acceptance Corp.(b)                             27,900              551
                                                                      -------

DIVERSIFIED SUPPORT SERVICES--4.6%
Copart, Inc.(b)                                       20,100              547
                                                                      -------

EDUCATION SERVICES--3.4%
Strayer Education, Inc.                                1,900              407
                                                                      -------

ELECTRONIC MANUFACTURING SERVICES--3.0%
Measurement Specialties, Inc.(b)                      52,300              363
                                                                      -------

HEALTH CARE EQUIPMENT--6.5%
Abaxis, Inc.(b)                                       48,700              781
                                                                      -------

HEALTH CARE SERVICES--2.2%
National Research Corp.                                9,000              261
                                                                      -------

HOMEFURNISHING RETAIL--7.3%
Aaron Rents, Inc.                                     32,650              869
                                                                      -------

LIFE SCIENCES TOOLS & SERVICES--5.5%
Techne Corp.(b)                                       10,200              658
                                                                      -------

OIL & GAS EQUIPMENT & SERVICES--2.3%
NATCO Group, Inc. Class A(b)                          18,100              275
                                                                      -------

OIL & GAS EXPLORATION & PRODUCTION--2.2%
Petroleum Development Corp.(b)                        10,800              260
                                                                      -------


                                                     SHARES            VALUE
                                                   ---------          -------

PHARMACEUTICALS--1.1%
KV Pharmaceutical Co. Class A(b)                      44,100          $   127
                                                                      -------

SEMICONDUCTOR EQUIPMENT--4.4%
Cabot Microelectronics Corp.(b)                       20,100              524
                                                                      -------

SEMICONDUCTORS--5.9%
Power Integrations, Inc.                              35,400              704
                                                                      -------

SOFT DRINKS--4.5%
Hansen Natural Corp.(b)                               16,000              536
                                                                      -------

SYSTEMS SOFTWARE--6.8%
Quality Systems, Inc.                                 18,500              807
                                                                      -------

TECHNOLOGY DISTRIBUTORS--5.1%
ScanSource, Inc.(b)                                   31,550              608
                                                                      -------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $15,230)                                              11,304
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.1%


OIL & GAS EQUIPMENT & SERVICES--2.1%
Tesco Corp. (United States)(b)                        34,000              243
                                                                      -------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $925)                                                    243
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.8%
(IDENTIFIED COST $16,155)                                              11,547
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.9%


MONEY MARKET MUTUAL FUNDS--3.9%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                  469,051              469
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $469)                                                    469
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $16,624)                                              12,016(a)

Other assets and liabilities, net--(0.7)%                                 (80)
                                                                      -------
NET ASSETS--100.0%                                                    $11,936
                                                                      =======



FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                           VIRTUS SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

DOMESTIC COMMON STOCKS--96.2%


AEROSPACE & DEFENSE--0.3%
Applied Signal Technology, Inc.                       12,000          $   215
                                                                      -------

AIR FREIGHT & LOGISTICS--0.5%
Pacer International, Inc.                             31,000              323
                                                                      -------

APPAREL RETAIL--3.3%
Charlotte Russe Holding, Inc.(b)                      47,000              305
Children's Place Retail Stores, Inc. (The)(b)         13,000              282
Collective Brands, Inc.(b)                            62,000              727
Dress Barn, Inc. (The)(b)                              9,000               97
Finish Line, Inc. (The) Class A                       12,000               67
Genesco, Inc.(b)                                       6,000              101
Gymboree Corp. (The)(b)                               21,000              548
Hot Topic, Inc.(b)                                    13,000              120
                                                                      -------
                                                                        2,247
                                                                      -------

APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
Carter's, Inc.(b)                                      5,000               96
Perry Ellis International, Inc.(b)                     8,000               51
UniFirst Corp.                                        18,000              534
Warnaco Group, Inc. (The)(b)                          14,000              275
                                                                      -------
                                                                          956
                                                                      -------

APPLICATION SOFTWARE--0.8%
Parametric Technology Corp.(b)                        33,000              417
TIBCO Software, Inc.(b)                               26,000              135
                                                                      -------
                                                                          552
                                                                      -------

AUTO PARTS & EQUIPMENT--0.9%
ATC Technology Corp.(b)                               13,000              190
Fuel Systems Solutions, Inc.(b)                       13,000              426
                                                                      -------
                                                                          616
                                                                      -------

AUTOMOTIVE RETAIL--0.4%
Monro Muffler, Inc.                                   10,000              255
                                                                      -------

BIOTECHNOLOGY--1.9%
Emergent Biosolutions, Inc.(b)                        10,000              261
Martek Biosciences Corp.                              34,000            1,031
                                                                      -------
                                                                        1,292
                                                                      -------

BUILDING PRODUCTS--0.9%
Gibraltar Industries, Inc.                            13,000              155
Insteel Industries, Inc.                              31,000              350


                                                     SHARES            VALUE
                                                   ---------          -------

BUILDING PRODUCTS--(CONTINUED)
NCI Building Systems, Inc.(b)                          6,000          $    98
                                                                      -------
                                                                          603
                                                                      -------

COAL & CONSUMABLE FUELS--0.5%
Massey Energy Co.                                     25,000              345
                                                                      -------

COMMERCIAL PRINTING--0.4%
Consolidated Graphics, Inc.(b)                        13,000              294
                                                                      -------

COMMODITY CHEMICALS--1.4%
Innophos Holdings, Inc.                               22,000              436
Koppers Holdings, Inc.                                24,000              519
                                                                      -------
                                                                          955
                                                                      -------

COMMUNICATIONS EQUIPMENT--1.6%
Harris Corp.                                          23,000              875
Tekelec(b)                                            15,000              200
                                                                      -------
                                                                        1,075
                                                                      -------

CONSTRUCTION & ENGINEERING--1.2%
EMCOR Group, Inc.(b)                                  37,000              830
                                                                      -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
Federal Signal Corp.                                  13,000              107
                                                                      -------

CONSTRUCTION MATERIALS--0.1%
Headwaters, Inc.(b)                                   14,000               95
                                                                      -------

CONSUMER FINANCE--1.1%
Cash America International, Inc.                      14,000              383
First Cash Financial Services, Inc.(b)                14,000              267
Nelnet, Inc. Class A                                   8,000              114
                                                                      -------
                                                                          764
                                                                      -------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
CSG Systems International, Inc.(b)                    20,000              349
Global Cash Access Holdings, Inc.(b)                  18,000               40
                                                                      -------
                                                                          389
                                                                      -------

DIVERSIFIED CHEMICALS--1.1%
Olin Corp.                                            42,000              759
                                                                      -------

DIVERSIFIED METALS & MINING--0.6%
Compass Minerals International, Inc.                   7,000              411
                                                                      -------

DIVERSIFIED SUPPORT SERVICES--0.2%
Comfort Systems USA, Inc.                             14,000              149
                                                                      -------

                           VIRTUS SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
GrafTech International Ltd.(b)                         5,000          $    42
LaBarge, Inc.(b)                                      14,000              201
Regal-Beloit Corp.                                     2,000               76
Smith (A.O.) Corp.                                     4,000              118
                                                                      -------
                                                                          437
                                                                      -------

ELECTRONIC MANUFACTURING SERVICES--0.9%
Multi-Fineline Electronix, Inc.(b)                    10,000              117
Plexus Corp.(b)                                        6,000              101
TTM Technologies, Inc.(b)                             75,000              391
                                                                      -------
                                                                          609
                                                                      -------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
CF Industries Holdings, Inc.                           9,000              442
                                                                      -------

FOOD DISTRIBUTORS--0.7%
Nash-Finch Co.                                         5,000              224
Spartan Stores, Inc.                                  12,000              279
                                                                      -------
                                                                          503
                                                                      -------

FOOD RETAIL--0.2%
Casey's General Stores, Inc.                           6,000              137
                                                                      -------

FOOTWEAR--0.2%
Steven Madden Ltd.(b)                                  5,000              107
                                                                      -------

GAS UTILITIES--0.4%
New Jersey Resources Corp.                             6,000              236
                                                                      -------

GENERAL MERCHANDISE STORES--0.7%
Fred's, Inc. Class A                                  41,000              441
                                                                      -------

HEALTH CARE EQUIPMENT--0.2%
CONMED Corp.(b)                                        4,000               96
Sirona Dental Systems, Inc.(b)                         4,000               42
                                                                      -------
                                                                          138
                                                                      -------

HEALTH CARE FACILITIES--0.6%
LifePoint Hospitals, Inc.(b)                          15,000              343
Odyssey HealthCare, Inc.(b)                           10,000               92
                                                                      -------
                                                                          435
                                                                      -------

HEALTH CARE SERVICES--2.9%
Amedisys, Inc.(b)                                      9,000              372
Computer Programs and Systems, Inc.                   12,000              322
Emergency Medical Services Corp. Class A(b)            3,000              110
Gentiva Health Services, Inc.(b)                       8,000              234
RehabCare Group, Inc.(b)                               6,000               91


                                                     SHARES            VALUE
                                                   ---------          -------

HEALTH CARE SERVICES--(CONTINUED)
Res-Care, Inc.(b)                                     55,000          $   826
                                                                      -------
                                                                        1,955
                                                                      -------

HEALTH CARE SUPPLIES--0.1%
Merit Medical Systems, Inc.(b)                         2,200               39
                                                                      -------

HOMEFURNISHING RETAIL--1.8%
Aaron Rents, Inc.                                     12,000              319
Rent-A-Center, Inc.(b)                                52,000              918
                                                                      -------
                                                                        1,237
                                                                      -------

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.6%
On Assignment, Inc.(b)                                22,000              125
Watson Wyatt Worldwide, Inc. Class A                   6,000              287
                                                                      -------
                                                                          412
                                                                      -------

INDUSTRIAL CONGLOMERATES--0.3%
Standex International Corp.                            9,000              179
                                                                      -------

INDUSTRIAL MACHINERY--1.2%
Actuant Corp. Class A                                 17,000              323
CIRCOR International, Inc.                             6,000              165
EnPro Industries, Inc.(b)                              6,000              129
Lydall, Inc.(b)                                       30,000              173
                                                                      -------
                                                                          790
                                                                      -------

INSURANCE BROKERS--0.2%
Crawford & Co. Class B(b)                              9,000              131
                                                                      -------

INTERNET SOFTWARE & SERVICES--2.1%
EarthLink, Inc.(b)                                    93,000              628
United Online, Inc.                                  108,887              661
Websense, Inc.(b)                                      9,000              135
                                                                      -------
                                                                        1,424
                                                                      -------

INVESTMENT BANKING & BROKERAGE--1.7%
Knight Capital Group, Inc. Class A(b)                 64,000            1,033
Stifel Financial Corp.(b)                              2,000               92
                                                                      -------
                                                                        1,125
                                                                      -------

IT CONSULTING & OTHER SERVICES--1.8%
Acxiom Corp.                                          23,000              186
CACI International, Inc. Class A(b)                    4,000              180
CIBER, Inc.(b)                                        39,000              188
Perot Systems Corp. Class A(b)                        13,000              178
SAIC, Inc.(b)                                         25,000              487
                                                                      -------
                                                                        1,219
                                                                      -------

                           VIRTUS SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

LIFE & HEALTH INSURANCE--0.1%
American Equity Investment Life Holding Co.           10,000          $    70
                                                                      -------

MANAGED HEALTH CARE--2.0%
AMERIGROUP Corp.(b)                                   42,000            1,240
HealthSpring, Inc.(b)                                  5,000              100
                                                                      -------
                                                                        1,340
                                                                      -------

MOVIES & ENTERTAINMENT--1.0%
Marvel Entertainment, Inc.(b)                         21,000              646
                                                                      -------

MULTI-LINE INSURANCE--0.0%
Eastern Insurance Holdings, Inc.                       1,400               11
                                                                      -------

OFFICE REITS--0.5%
Lexington Realty Trust                                72,000              360
                                                                      -------

OFFICE SERVICES & SUPPLIES--0.1%
Miller (Herman), Inc.                                  4,000               52
                                                                      -------

OIL & GAS EQUIPMENT & SERVICES--1.7%
Basic Energy Services, Inc.(b)                        19,000              248
Complete Production Services(b)                       15,000              122
Hornbeck Offshore Services, Inc.(b)                   14,000              229
Lufkin Industries, Inc.                                1,000               34
Oil States International, Inc.(b)                     26,000              486
                                                                      -------
                                                                        1,119
                                                                      -------

OIL & GAS EXPLORATION & PRODUCTION--3.4%
Chesapeake Energy Corp.                               24,000              388
Encore Acquisition Co.(b)                             17,900              457
Mariner Energy, Inc.(b)                               31,000              316
Petroquest Energy, Inc.(b)                            15,000              102
Swift Energy Co.(b)                                   25,000              420
Vaalco Energy, Inc.(b)                                77,000              573
                                                                      -------
                                                                        2,256
                                                                      -------

PACKAGED FOODS & MEATS--3.1%
Cal-Maine Foods, Inc.                                  3,000               86
Flowers Foods, Inc.                                   34,000              828
Omega Protein Corp.(b)                                38,000              153
Ralcorp Holdings, Inc.(b)                              4,000              234
TreeHouse Foods, Inc.(b)                              30,000              817
                                                                      -------
                                                                        2,118
                                                                      -------

PAPER PACKAGING--0.8%
Rock-Tenn Co. Class A                                 15,000              513
                                                                      -------


                                                     SHARES            VALUE
                                                   ---------          -------

PAPER PRODUCTS--0.1%
Kapstone Paper and Packaging Corp.(b)                 33,000          $    79
                                                                      -------

PERSONAL PRODUCTS--0.2%
Parlux Fragrances, Inc.(b)                             7,000               20
Prestige Brands Holdings, Inc.(b)                     11,000              116
                                                                      -------
                                                                          136
                                                                      -------

PHARMACEUTICALS--2.0%
Perrigo Co.                                           21,000              679
ViroPharma, Inc.(b)                                   51,000              664
                                                                      -------
                                                                        1,343
                                                                      -------

PROPERTY & CASUALTY INSURANCE--6.6%
American Physicians Service Group, Inc.               12,000              258
Amerisafe, Inc.(b)                                    52,000            1,067
Amtrust Financial Services, Inc.                      40,000              464
FPIC Insurance Group, Inc.(b)                          2,000               88
Harleysville Group, Inc.                              30,000            1,042
Meadowbrook Insurance Group, Inc.                     75,777              488
Navigators Group, Inc. (The)(b)                        6,000              329
PMA Capital Corp. Class A(b)                          11,000               78
Safety Insurance Group, Inc.                          15,000              571
Selective Insurance Group, Inc.                        4,000               92
                                                                      -------
                                                                        4,477
                                                                      -------

PUBLISHING--0.2%
Scholastic Corp.                                      10,000              136
                                                                      -------

REGIONAL BANKS--15.5%
Cathay General Bancorp                                46,000            1,093
Community Bank System, Inc.                           44,000            1,073
CVB Financial Corp.                                   18,000              214
First BanCorp                                         10,000              111
First Financial Bancorp                                8,000               99
First Merchants Corp.                                 47,000            1,044
FirstMerit Corp.                                      48,000              988
Lakeland Financial Corp.                              21,000              500
NBT Bancorp, Inc.                                     41,000            1,146
Old National Bancorp                                  53,000              963
Old Second Bancorp, Inc.                              14,000              162
Oriental Financial Group, Inc.                        31,000              188
Republic Bancorp, Inc. Class A                        14,000              381
Southside Bancshares, Inc.                             5,000              118
Southwest Bancorp, Inc.                               14,000              181
Sterling Bancorp                                      64,000              898
SVB Financial Group(b)                                20,000              525

                           VIRTUS SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

REGIONAL BANKS--(CONTINUED)
Tompkins Financial Corp.                               8,000          $   464
Virginia Commerce Bancorp(b)                          12,000               62
WesBanco, Inc.                                         2,700               73
Wilshire Bancorp, Inc.                                16,000              145
                                                                      -------
                                                                       10,428
                                                                      -------

REINSURANCE--1.8%
IPC Holdings Ltd.                                     16,000              478
Platinum Underwriters Holdings Ltd.                   21,000              758
                                                                      -------
                                                                        1,236
                                                                      -------

RESEARCH & CONSULTING SERVICES--0.8%
Navigant Consulting, Inc.(b)                          32,000              508
                                                                      -------

RESIDENTIAL REITS--0.1%
Home Properties, Inc.                                  2,000               81
                                                                      -------

RESTAURANTS--1.9%
Bob Evans Farms, Inc.                                  9,000              184
CEC Entertainment, Inc.(b)                            27,000              655
Papa John's International, Inc.(b)                    23,000              424
                                                                      -------
                                                                        1,263
                                                                      -------

RETAIL REITS--0.6%
CBL & Associates Properties, Inc.                     60,000              390
                                                                      -------

SEMICONDUCTORS--1.6%
Silicon Image, Inc.(b)                                36,000              151
Skyworks Solutions, Inc.(b)                          143,000              792
TriQuint Semiconductor, Inc.(b)                       34,000              117
                                                                      -------
                                                                        1,060
                                                                      -------

SPECIALIZED FINANCE--0.4%
Encore Capital Group, Inc.(b)                          9,000               65
Interactive Brokers Group, Inc. Class A(b)            12,000              214
                                                                      -------
                                                                          279
                                                                      -------

SPECIALIZED REITS--0.9%
Entertainment Properties Trust                        21,000              626
                                                                      -------

SPECIALTY CHEMICALS--1.6%
Quaker Chemical Corp.                                 20,000              329
Schulman (A.), Inc.                                   43,000              731
                                                                      -------
                                                                        1,060
                                                                      -------

SPECIALTY STORES--0.8%
Books-A-Million, Inc.                                 25,000               64
Jo-Ann Stores, Inc.(b)                                22,000              341


                                                     SHARES            VALUE
                                                   ---------          -------

SPECIALTY STORES--(CONTINUED)
Tractor Supply Co.(b)                                  3,000          $   108
                                                                      -------
                                                                          513
                                                                      -------

STEEL--0.8%
Olympic Steel, Inc.                                   15,000              305
Schnitzer Steel Industries, Inc. Class A               6,000              226
                                                                      -------
                                                                          531
                                                                      -------

SYSTEMS SOFTWARE--1.3%
Sybase, Inc.(b)                                       35,000              867
                                                                      -------

TECHNOLOGY DISTRIBUTORS--0.5%
SYNNEX Corp.(b)                                       32,000              363
                                                                      -------

THRIFTS & MORTGAGE FINANCE--5.4%
First Niagara Financial Group, Inc.                   14,000              226
Flushing Financial Corp.                              69,000              825
OceanFirst Financial Corp.                            29,000              482
Provident Financial Services, Inc.                    19,000              291
Provident New York Bancorp                            75,000              930
United Financial Bancorp, Inc.                        16,000              242
WSFS Financial Corp.                                  14,000              672
                                                                      -------
                                                                        3,668
                                                                      -------

TRADING COMPANIES & DISTRIBUTORS--1.2%
Beacon Roofing Supply, Inc.(b)                        54,000              750
TAL International Group, Inc.                          4,000               56
                                                                      -------
                                                                          806
                                                                      -------

TRUCKING--0.6%
Celadon Group, Inc.(b)                                10,000               85
Marten Transport Ltd.(b)                               5,000               95
Old Dominion Freight Line, Inc.(b)                     7,000              199
                                                                      -------
                                                                          379
                                                                      -------

WATER UTILITIES--0.1%
California Water Service Group                         2,000               93
                                                                      -------

WIRELESS TELECOMMUNICATION SERVICES--1.2%
Syniverse Holdings, Inc.(b)                           57,000              681

                           VIRTUS SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
USA Mobility, Inc.(b)                                  9,000          $   104
                                                                      -------
                                                                          785
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $80,017)                                              64,820
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.9%


DIVERSIFIED BANKS--0.6%
Banco Latinoamericano de Exportaciones, S.A.
 (Panama)                                             29,000              417
                                                                      -------

REINSURANCE--1.3%
Arch Capital Group Ltd. (United States)(b)            12,000              841
                                                                      -------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $871)                                                  1,258
-------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.7%

iShares Dow Jones US Regional Banks Index Fund        19,000              455
-------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $524)                                                    455
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $81,412)                                              66,533
-------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS--1.9%


MONEY MARKET MUTUAL FUNDS--1.9%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                1,275,318            1,275
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,275)                                                1,275
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $82,687)                                              67,808(a)

Other assets and liabilities, net--(0.7)%                                (442)
                                                                      -------
NET ASSETS--100.0%                                                    $67,366
                                                                      =======




ABBERVIATIONS:
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                          VIRTUS STRATEGIC GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

DOMESTIC COMMON STOCKS--91.4%


AEROSPACE & DEFENSE--2.0%
United Technologies Corp.                             31,760          $ 1,702
                                                                      -------

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
BlackRock, Inc.                                        7,150              959
                                                                      -------

BIOTECHNOLOGY--11.2%
Amgen, Inc.(b)                                        14,310              826
Biogen Idec, Inc.(b)                                  28,360            1,351
Celgene Corp.(b)                                      22,690            1,254
Cephalon, Inc.(b)                                     16,090            1,240
Genentech, Inc.(b)                                    24,550            2,035
Genzyme Corp.(b)                                      19,510            1,295
Gilead Sciences, Inc.(b)                              26,880            1,375
                                                                      -------
                                                                        9,376
                                                                      -------

COMMUNICATIONS EQUIPMENT--6.0%
Cisco Systems, Inc.(b)                                98,450            1,605
Corning, Inc.                                         15,710              150
Harmonic, Inc.(b)                                    132,480              743
Juniper Networks, Inc.(b)                             55,140              966
QUALCOMM, Inc.                                        43,970            1,575
                                                                      -------
                                                                        5,039
                                                                      -------

COMPUTER HARDWARE--7.9%
Apple, Inc.(b)                                        24,310            2,075
Hewlett-Packard Co.                                   68,180            2,474
International Business Machines Corp.                 25,270            2,127
                                                                      -------
                                                                        6,676
                                                                      -------

COMPUTER STORAGE & PERIPHERALS--2.4%
EMC Corp.(b)                                         189,060            1,979
                                                                      -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.4%
Joy Global, Inc.                                      52,100            1,193
                                                                      -------

DEPARTMENT STORES--1.6%
Kohl's Corp.(b)                                       37,450            1,356
                                                                      -------

DISTILLERS & VINTNERS--0.5%
Central European Distribution Corp.(b)                19,800              390
                                                                      -------

DIVERSIFIED CHEMICALS--1.5%
FMC Corp.                                             28,390            1,270
                                                                      -------

DRUG RETAIL--1.5%
CVS Caremark Corp.                                    44,460            1,278
                                                                      -------


                                                     SHARES            VALUE
                                                   ---------          -------

ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
SunPower Corp. Class A(b)                             27,930          $ 1,033
                                                                      -------

ENVIRONMENTAL & FACILITIES SERVICES--1.0%
Stericycle, Inc.(b)                                   16,500              859
                                                                      -------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.6%
Monsanto Co.                                          18,870            1,327
                                                                      -------

FOOD RETAIL--4.6%
Kroger Co. (The)                                      80,450            2,125
Safeway, Inc.                                         72,090            1,713
                                                                      -------
                                                                        3,838
                                                                      -------

HOME ENTERTAINMENT SOFTWARE--1.1%
Activision Blizzard, Inc.(b)                         107,010              925
                                                                      -------

HOUSEHOLD PRODUCTS--2.4%
Colgate-Palmolive Co.                                 28,990            1,987
                                                                      -------

INDUSTRIAL MACHINERY--1.8%
Harsco Corp.                                          53,380            1,478
                                                                      -------

INTERNET RETAIL--1.0%
Amazon.com, Inc.(b)                                   16,790              861
                                                                      -------

INTERNET SOFTWARE & SERVICES--2.5%
Google, Inc. Class A(b)                                6,840            2,104
                                                                      -------

INVESTMENT BANKING & BROKERAGE--1.3%
Goldman Sachs Group, Inc. (The)                       12,740            1,075
                                                                      -------

MOVIES & ENTERTAINMENT--3.0%
DreamWorks Animation SKG, Inc. Class A(b)             52,500            1,326
Walt Disney Co. (The)                                 54,140            1,229
                                                                      -------
                                                                        2,555
                                                                      -------

OIL & GAS DRILLING--1.4%
Transocean Ltd.(b)                                    23,913            1,130
                                                                      -------

OIL & GAS EQUIPMENT & SERVICES--0.9%
Weatherford International Ltd.(b)                     65,760              712
                                                                      -------

OIL & GAS EXPLORATION & PRODUCTION--2.7%
Range Resources Corp.                                 19,140              658
XTO Energy, Inc.                                      46,482            1,640
                                                                      -------
                                                                        2,298
                                                                      -------

PACKAGED FOODS & MEATS--3.0%
General Mills, Inc.                                   20,560            1,249

                          VIRTUS STRATEGIC GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

PACKAGED FOODS & MEATS--(CONTINUED)
Ralcorp Holdings, Inc.(b)                             22,330          $ 1,304
                                                                      -------
                                                                        2,553
                                                                      -------

PHARMACEUTICALS--5.6%
Abbott Laboratories                                   29,360            1,567
Allergan, Inc.                                        24,480              987
Bristol-Myers Squibb Co.                              36,560              850
Perrigo Co.                                           41,210            1,331
                                                                      -------
                                                                        4,735
                                                                      -------

RAILROADS--1.4%
Norfolk Southern Corp.                                25,160            1,184
                                                                      -------

RESTAURANTS--4.2%
McDonald's Corp.                                      26,940            1,675
Yum! Brands, Inc.                                     59,050            1,860
                                                                      -------
                                                                        3,535
                                                                      -------

SEMICONDUCTOR EQUIPMENT--1.9%
Applied Materials, Inc.                              155,790            1,578
                                                                      -------

SEMICONDUCTORS--5.2%
Broadcom Corp. Class A(b)                            123,430            2,095
Intel Corp.                                          136,610            2,003
Silicon Laboratories, Inc.(b)                         10,100              250
                                                                      -------
                                                                        4,348
                                                                      -------

STEEL--0.4%
United States Steel Corp.                              9,460              352
                                                                      -------

SYSTEMS SOFTWARE--3.9%
McAfee, Inc.(b)                                       25,000              864
Oracle Corp.(b)                                      135,150            2,396
                                                                      -------
                                                                        3,260
                                                                      -------

WIRELESS TELECOMMUNICATION SERVICES--2.2%
American Tower Corp. Class A(b)                       61,730            1,810
                                                                      -------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $94,241)                                              76,755
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--7.6%


COMMUNICATIONS EQUIPMENT--0.8%
Research In Motion Ltd. (Canada)(b)                   16,580              673
                                                                      -------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.5%
Potash Corp. of Saskatchewan, Inc. (Canada)           17,260            1,264
                                                                      -------


                                                     SHARES            VALUE
                                                   ---------          -------

MARINE PORTS & SERVICES--1.7%
Aegean Marine Petroleum Network, Inc. (Greece)        82,770          $ 1,404
                                                                      -------

OIL & GAS EQUIPMENT & SERVICES--1.5%
Schlumberger Ltd. (Netherlands)                       30,270            1,281
                                                                      -------

TOBACCO--2.1%
Philip Morris International, Inc. (Switzerland)       39,780            1,731
                                                                      -------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,328)                                                6,353
-------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.1%

Financial Select Sector SPDR Fund                     75,280              950
-------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,372)                                                  950
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.1%
(IDENTIFIED COST $104,941)                                             84,058
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.1%


MONEY MARKET MUTUAL FUNDS--0.1%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                  121,422              121
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $121)                                                    121
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $105,062)                                             84,179(a)

Other assets and liabilities, net--(0.2)%                                (139)
                                                                      -------
NET ASSETS--100.0%                                                    $84,040
                                                                      =======

                          VIRTUS STRATEGIC GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)








ABBREVIATIONS:
SPDR  S&P Depositary Receipt.

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                         VIRTUS VALUE OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

DOMESTIC COMMON STOCKS--95.6%


AEROSPACE & DEFENSE--3.5%
L-3 Communications Holdings, Inc.                     15,800          $ 1,166
Northrop Grumman Corp.                                16,900              761
                                                                      -------
                                                                        1,927
                                                                      -------

AGRICULTURAL PRODUCTS--4.0%
Bunge Ltd.                                            42,241            2,187
                                                                      -------

AIRLINES--0.9%
AMR Corp.(b)                                          45,500              485
                                                                      -------

APPAREL RETAIL--0.7%
Gap, Inc. (The)                                       30,100              403
                                                                      -------

APPAREL, ACCESSORIES & LUXURY GOODS--1.9%
Polo Ralph Lauren Corp.                               22,600            1,026
                                                                      -------

APPLICATION SOFTWARE--0.2%
Cadence Design Systems, Inc.(b)                       34,200              125
OpenTV Corp. Class A(b)                               13,326               17
                                                                      -------
                                                                          142
                                                                      -------

ASSET MANAGEMENT & CUSTODY BANKS--1.2%
Ameriprise Financial, Inc.                             9,300              217
Federated Investors, Inc.                              5,900              100
Invesco Ltd.                                          16,777              243
State Street Corp.                                     3,000              118
                                                                      -------
                                                                          678
                                                                      -------

BROADCASTING--0.9%
CBS Corp.                                             59,000              483
                                                                      -------

BUILDING PRODUCTS--0.4%
Owens Corning, Inc.(b)                                 9,100              157
Quanex Building Products Corp.                         5,200               49
                                                                      -------
                                                                          206
                                                                      -------

CABLE & SATELLITE--1.0%
DISH Network Corp. Class A(b)                         50,600              561
                                                                      -------

CATALOG RETAIL--0.7%
HSN, Inc.(b)                                          35,800              260
Liberty Media Corp. - Interactive Class A(b)          41,400              129
                                                                      -------
                                                                          389
                                                                      -------

COMPUTER & ELECTRONICS RETAIL--1.3%
GameStop Corp. Class A(b)                             34,153              740
                                                                      -------


                                                     SHARES            VALUE
                                                   ---------          -------

COMPUTER HARDWARE--2.8%
Hewlett-Packard Co.                                   42,300          $ 1,535
                                                                      -------

COMPUTER STORAGE & PERIPHERALS--0.8%
Adaptec, Inc.(b)                                      13,300               44
Lexmark International, Inc. Class A(b)                14,100              379
                                                                      -------
                                                                          423
                                                                      -------

CONSTRUCTION & ENGINEERING--0.9%
KBR, Inc.                                             11,200              170
Michael Baker Corp.(b)                                 4,600              170
Shaw Group, Inc. (The)(b)                              8,700              178
                                                                      -------
                                                                          518
                                                                      -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Cummins, Inc.                                          1,086               29
                                                                      -------

CONSTRUCTION MATERIALS--0.1%
Headwaters, Inc.(b)                                    5,407               36
                                                                      -------

CONSUMER FINANCE--0.6%
Capital One Financial Corp.                            4,900              156
Discover Financial Services                           19,200              183
                                                                      -------
                                                                          339
                                                                      -------

DATA PROCESSING & OUTSOURCED SERVICES--3.5%
Computer Sciences Corp.(b)                            43,300            1,522
Hewitt Associates, Inc. Class A(b)                    14,500              411
                                                                      -------
                                                                        1,933
                                                                      -------

DIVERSIFIED BANKS--2.0%
U.S. Bancorp                                           7,200              180
Wells Fargo & Co.                                     32,300              952
                                                                      -------
                                                                        1,132
                                                                      -------

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold, Inc.                  10,300              252
                                                                      -------

DIVERSIFIED SUPPORT SERVICES--0.1%
North American Galvanizing & Coating, Inc.(b)          7,600               29
                                                                      -------

ELECTRIC UTILITIES--2.1%
FirstEnergy Corp.                                     23,581            1,146
                                                                      -------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Republic Services, Inc.                                4,275              106
                                                                      -------

FERTILIZERS & AGRICULTURAL CHEMICALS--2.4%
Mosaic Co. (The)                                      12,000              415

                         VIRTUS VALUE OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

FERTILIZERS & AGRICULTURAL CHEMICALS--(CONTINUED)
Terra Nitrogen Co. LP                                  9,400          $   891
                                                                      -------
                                                                        1,306
                                                                      -------

FOOD RETAIL--1.2%
Casey's General Stores, Inc.                           9,500              216
Kroger Co. (The)                                       1,600               42
Pantry, Inc., (The)(b)                                 5,200              112
Safeway, Inc.                                         11,563              275
                                                                      -------
                                                                          645
                                                                      -------

GENERAL MERCHANDISE STORES--2.0%
Dollar Tree, Inc.(b)                                  16,900              706
Family Dollar Stores, Inc.                            15,226              397
                                                                      -------
                                                                        1,103
                                                                      -------

HEALTH CARE DISTRIBUTORS--0.3%
Owens & Minor, Inc.                                    4,500              169
                                                                      -------

HOME IMPROVEMENT RETAIL--1.2%
Home Depot, Inc. (The)                                21,700              500
Sherwin-Williams Co. (The)                             2,900              173
                                                                      -------
                                                                          673
                                                                      -------

HOMEBUILDING--0.1%
NVR, Inc.(b)                                             143               65
                                                                      -------

HOUSEHOLD PRODUCTS--3.0%
Procter & Gamble Co. (The)                            26,800            1,657
                                                                      -------

HYPERMARKETS & SUPER CENTERS--0.3%
BJ's Wholesale Club, Inc.(b)                           4,900              168
                                                                      -------

INDUSTRIAL CONGLOMERATES--0.5%
McDermott International, Inc.(b)                      23,900              236
Standex International Corp.                              983               20
                                                                      -------
                                                                          256
                                                                      -------

INDUSTRIAL MACHINERY--0.2%
Chart Industries, Inc.(b)                                735                8
Parker Hannifin Corp.                                  1,350               57
Tecumseh Products Co. Class A(b)                       7,100               68
                                                                      -------
                                                                          133
                                                                      -------

INTEGRATED OIL & GAS--13.0%
Chevron Corp.                                          4,800              355
ConocoPhillips                                        25,000            1,295
Exxon Mobil Corp.                                     69,460            5,545
                                                                      -------
                                                                        7,195
                                                                      -------


                                                     SHARES            VALUE
                                                   ---------          -------

INTEGRATED TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                                            32,400          $   924
CenturyTel, Inc.                                      13,800              377
                                                                      -------
                                                                        1,301
                                                                      -------

INTERNET SOFTWARE & SERVICES--0.2%
EarthLink, Inc.(b)                                    16,632              112
                                                                      -------

INVESTMENT BANKING & BROKERAGE--1.3%
Goldman Sachs Group, Inc. (The)                        4,100              346
Morgan Stanley                                        21,800              350
                                                                      -------
                                                                          696
                                                                      -------

IT CONSULTING & OTHER SERVICES--0.2%
Acxiom Corp.                                           8,600               70
Hackett Group, Inc. (The)(b)                          11,836               34
                                                                      -------
                                                                          104
                                                                      -------

LIFE & HEALTH INSURANCE--2.1%
Conseco, Inc.(b)                                      21,276              110
MetLife, Inc.                                         10,300              359
Protective Life Corp.                                 14,400              207
Torchmark Corp.                                        4,900              219
Unum Group                                            13,600              253
                                                                      -------
                                                                        1,148
                                                                      -------

MANAGED HEALTH CARE--0.8%
CIGNA Corp.                                           16,800              283
Coventry Health Care, Inc.(b)                          9,700              144
                                                                      -------
                                                                          427
                                                                      -------

MORTGAGE REITS--0.4%
Annaly Capital Management, Inc.                       10,000              159
RAIT Financial Trust                                  16,983               44
                                                                      -------
                                                                          203
                                                                      -------

MOVIES & ENTERTAINMENT--0.2%
Liberty Media Corp. Capital Series A(b)               19,837               93
                                                                      -------

MULTI-LINE INSURANCE--1.0%
Assurant, Inc.                                         5,300              159
Hartford Financial Services Group, Inc. (The)         24,400              401
                                                                      -------
                                                                          560
                                                                      -------

MULTI-UTILITIES--0.2%
OGE Energy Corp.                                       5,200              134
                                                                      -------

OFFICE REITS--0.6%
Boston Properties, Inc.                                6,538              360
                                                                      -------

                         VIRTUS VALUE OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

OIL & GAS REFINING & MARKETING--0.7%
Sunoco, Inc.                                           9,400          $   409
                                                                      -------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.9%
Bank of America Corp.                                  4,700               66
JPMorgan Chase & Co.                                  48,300            1,523
                                                                      -------
                                                                        1,589
                                                                      -------

PACKAGED FOODS & MEATS--0.1%
American Italian Pasta Co. Class A(b)                  1,400               31
Omega Protein Corp.(b)                                 4,200               17
                                                                      -------
                                                                           48
                                                                      -------

PAPER PACKAGING--0.1%
Temple-Inland, Inc.                                    7,072               34
                                                                      -------

PERSONAL PRODUCTS--0.2%
Parlux Fragrances, Inc.(b)                            39,433              115
                                                                      -------

PHARMACEUTICALS--14.8%
Depomed, Inc.(b)                                      28,364               47
Johnson & Johnson                                     51,365            3,073
King Pharmaceuticals, Inc.(b)                         71,428              759
Pfizer, Inc.                                         231,700            4,103
Watson Pharmaceuticals, Inc.(b)                        7,800              207
                                                                      -------
                                                                        8,189
                                                                      -------

PROPERTY & CASUALTY INSURANCE--2.0%
Alleghany Corp.(b)                                       600              169
Allstate Corp. (The)                                  12,500              410
Travelers Cos., Inc. (The)                            12,039              544
                                                                      -------
                                                                        1,123
                                                                      -------

REGIONAL BANKS--0.9%
Bank of Hawaii Corp.                                   4,800              217
Regions Financial Corp.                                9,700               77
Republic Bancorp, Inc. Class A                         8,000              218
                                                                      -------
                                                                          512
                                                                      -------

REINSURANCE--0.6%
Platinum Underwriters Holdings Ltd.                    1,930               70
RenaissanceRe Holdings Ltd.                            3,877              200
Transatlantic Holdings, Inc.                           1,500               60
                                                                      -------
                                                                          330
                                                                      -------

REITS--0.3%
Ventas, Inc.                                           5,700              191
                                                                      -------


                                                     SHARES            VALUE
                                                   ---------          -------

RESIDENTIAL REITS--0.6%
AvalonBay Communities, Inc.                            5,400          $   327
                                                                      -------

RESTAURANTS--4.0%
McDonald's Corp.                                      35,300            2,195
                                                                      -------

RETAIL REITS--0.0%
Simon Property Group, Inc.                               300               16
                                                                      -------

SPECIALIZED FINANCE--0.6%
Life Partners Holdings, Inc.                           4,300              188
PRG-Schultz International, Inc.(b)                    32,833              134
                                                                      -------
                                                                          322
                                                                      -------

SPECIALTY CHEMICALS--0.2%
Quaker Chemical Corp.                                  2,200               36
Schulman (A.), Inc.                                    2,800               48
Stepan Co.                                               237               11
                                                                      -------
                                                                           95
                                                                      -------

TECHNOLOGY DISTRIBUTORS--0.6%
Ingram Micro, Inc. Class A(b)                         26,000              348
                                                                      -------

TEXTILES--0.1%
Unifi, Inc.(b)                                        29,355               83
                                                                      -------

TOBACCO--3.0%
Altria Group, Inc.                                   110,006            1,657
                                                                      -------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
USA Mobility, Inc.(b)                                  5,148               60
                                                                      -------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $60,783)                                              52,856
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.9%


COMPUTER STORAGE & PERIPHERALS--0.7%
Seagate Technology (Singapore)                        81,749              362
                                                                      -------

PROPERTY & CASUALTY INSURANCE--1.2%
Allied World Assurance Co. Holdings Ltd.
 (Bermuda)                                             4,551              185
Aspen Insurance Holdings Ltd. (Bermuda)                9,397              228
AXIS Capital Holdings Ltd. (United States)             5,256              153

                         VIRTUS VALUE OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                     SHARES            VALUE
                                                   ---------          -------

PROPERTY & CASUALTY INSURANCE--(CONTINUED)
XL Capital Ltd. Class A (United States)               30,767          $   114
                                                                      -------
                                                                          680
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,418)                                                1,042
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $62,201)                                              53,898
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.8%


MONEY MARKET MUTUAL FUNDS--2.8%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                1,551,230            1,551
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,551)                                                1,551
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $63,752)                                              55,449(a)

Other assets and liabilities, net--(0.3)%                                (188)
                                                                      -------
NET ASSETS--100.0%                                                    $55,261
                                                                      =======






ABBREVIATIONS:
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
    Virtus Equity Trust (formerly "Phoenix Equity Trust") (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of fourteen diversified funds and one non-diversified fund (each a "Fund").
    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

   A. SECURITY VALUATION
    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see note on Market Conditions - Note 5), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

    As appropriate, some securities and assets may be valued at "fair value" as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

    The Funds have adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

    [ ] Level 1 - quoted prices in active markets for identical securities
    [ ] Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc
    [ ] Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


      Other information regarding each Fund is available in the Fund's most recent Report to Shareholders

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)


    The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                            Level 2 -          Level 3 -
                                             Level 1 -      Significant        Significant
                                             Quoted         Observable         Unobservable
Funds                                        Prices         Inputs             Inputs                      Total
------------ -------------------------------------------    ----------------------------------          ----------
Investments in Securities
(Market Value)
($ reported in thousands)
----------------------------
All-Cap Growth Fund .................      $ 49,059           $     --               $   --              $ 49,059
Balanced Fund .......................       366,271            240,280                4,656               611,207
Capital Growth Fund .................       238,025                 --                   --               238,025
Growth & Income Fund ................       156,247                 --                   --               156,247
Growth Opportunities Fund ...........        21,046                 --                   --                21,046
Income & Growth Fund ................        91,473             88,772                2,135               182,380
Mid-Cap Growth Fund .................        66,209                 --                   --                66,209
Mid-Cap Value Fund ..................       363,058                 --                   --               363,058
Quality Small-Cap Fund ..............        60,391                 --                   --                60,391
Small-Cap Core Fund .................        36,804                 --                   --                36,804
Small-Cap Growth Fund ...............        55,349                 --                   --                55,349
Small-Cap Sustainable
Growth Fund .........................        12,016                 --                   --                12,016
Small-Cap Value Fund ................        67,808                 --                   --                67,808
Strategic Growth Fund ...............        84,179                 --                   --                84,179
Value Opportunities Fund ............        55,449                 --                   --                55,449


    The following is a reconciliation of assets of the Funds for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                           Investments in Securities
                                                                           Market Value
                                                                           ($ reported in thousands)

                                                                   Balanced Fund          Income & Growth Fund
                                                               ---------------------------------------------------
Balance as of 3/31/08 ......................................          $11,378                   $ 4,838
Accrued discounts/premiums .................................               12                         6
Realized gain (loss) .......................................               (7)                       (8)
Change in unrealized
appreciation (depreciation) ................................           (2,678)                     (861)
Net purchases (sales) ......................................           (1,643)                   (1,214)
Transfers in and/or out of Level 3(1) ......................           (2,406)                     (626)
Balance as of 12/31/08 .....................................          $ 4,656                   $ 2,135
                                                                      =======                   =======

    (1) TRANSFERS IN OR OUT OF LEVEL 3 REPRESENTS THE ENDING VALUE AS OF DECEMBER 31, 2008, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.



      Other information regarding each Fund is available in the Fund's most recent Report to Shareholders

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)


   B. FOREIGN SECURITY COUNTRY DETERMINATION
    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES
    Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

    Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

    At December 31, 2008, the Funds held the following illiquid and restricted securities ($ reported in thousands):


                                                                          Market            % of
                                       Acquisition       Acquisition      Value at          Net Assets
                                       Date              Cost             12/31/08          at 12/31/08
                                       ----------------------------------------------------------------

    Balanced Fund
         MASTR Resecuritization Trust
             05-1 144A
             5.000%, 10/28/34          1/28/05           $930               $307              0.1%

    Income & Growth Fund
         MASTR Resecuritization Trust
             05-1 144A
             5.000%, 10/28/34          1/28/05           $320               $106              0.1%

    The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION ($ REPORTED IN THOUSANDS)
    At December 31, 2008, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                                                   NET UNREALIZED
                                     FEDERAL             UNREALIZED             UNREALIZED          APPRECIATION
FUND                                 TAX COST           APPRECIATION          (DEPRECIATION)       (DEPRECIATION)
----                                 --------           ------------          --------------       --------------
All-Cap Growth Fund                  $ 63,918             $ 1,588               $ (16,447)           $ (14,859)
Balanced Fund                         736,371              25,106                (150,270)            (125,164)
Capital Growth Fund                   288,852              11,521                 (62,348)             (50,827)
Growth & Income Fund                  172,191              18,107                 (34,051)             (15,944)


      Other information regarding each Fund is available in the Fund's most recent Report to Shareholders


VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)


                                                                                                   NET UNREALIZED
                                     FEDERAL             UNREALIZED             UNREALIZED          APPRECIATION
FUND                                 TAX COST           APPRECIATION          (DEPRECIATION)       (DEPRECIATION)
----                                 --------           ------------          --------------       --------------
Growth Opportunities Fund            $ 25,536             $   490               $  (4,980)           $  (4,490)
Income & Growth Fund                  213,552               9,400                 (40,573)             (31,173)
Mid-Cap Growth Fund                   100,580               1,101                 (35,472)             (34,371)
Mid-Cap Value Fund                    621,111              11,651                (269,704)            (258,053)
Quality Small-Cap Fund                 74,223               2,596                 (16,428)             (13,832)
Small-Cap Core Fund                    36,608               1,750                  (1,554)                 196
Small-Cap Growth Fund                  72,981                 715                 (18,347)             (17,632)
Small-Cap Sustainable Growth Fund      16,624                 767                  (5,375)              (4,608)
Small-Cap Value Fund                   83,474               3,483                 (19,149)             (15,666)
Strategic Growth Fund                 105,127               3,108                 (24,056)             (20,948)
Value Opportunities Fund               63,814               3,441                 (11,806)              (8,365)


NOTE 4--RECENTLY ISSUED ACCOUNTING STANDARDS
    In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a series' results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

NOTE 5 - MARKET CONDITIONS
    Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which certain of the Funds conduct business and/or whose securities are or may be held with in the Funds. The potential investment of each Fund's investments in these issuers, and the financial sector in general, as reflected in each Fund's schedule of investments, exposes investors to the negative (or positive) performance resulting from these and other events.

NOTE 6 - MERGERS
    The Board of Trustees of the Virtus Equity Trust (the "Board"), on behalf of the Virtus Small-Cap Value Fund, has unanimously approved the merger of the Virtus Small-Cap Value Fund with and into the Virtus Disciplined Small-Cap Value Fund, a series of the Virtus Insight Trust. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board, the Virtus Small-Cap Value Fund will transfer all or substantially all of its assets to the Virtus Disciplined Small-Cap Value Fund in exchange for shares of the Virtus Disciplined Small-Cap Value Fund and the assumption by the Virtus Disciplined Small-Cap Value Fund of all liabilities of the Virtus Small-Cap Value Fund. The merger is scheduled to take place on February 20, 2009.

    The Board of Trustees of the Virtus Equity Trust (the "Board"), on behalf of the Virtus All-Cap Growth Fund, has unanimously approved an Agreement and Plan of Reorganization ("Agreement") relating to the proposed combination of the Virtus All-Cap Growth Fund, a series of the Virtus Equity Trust, with and into the Virtus Strategic Growth Fund, also a series of the Virtus Equity Trust. Pursuant to the Agreement, the Virtus All-Cap Growth Fund will transfer all or substantially all of its assets to the Virtus Strategic Growth Fund in exchange for shares of the



      Other information regarding each Fund is available in the Fund's most recent Report to Shareholders

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)


Virtus Strategic Growth Fund and the assumption by the Virtus
Strategic Growth Fund of all liabilities of the Virtus All-Cap Growth Fund. The merger is scheduled to take place on April 3, 2009.






      Other information regarding each Fund is available in the Fund's most recent Report to Shareholders

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Equity Trust (formerly, Phoenix Equity Trust)
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       March 2, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       March 2, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       February 27, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.